UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      September 30, 2004

Ivy Balanced Fund

Ivy Bond Fund

Ivy Cash Reserves Fund

Ivy Cundill Global Value Fund

Ivy Dividend Income Fund

Ivy European Opportunities Fund

Ivy Global Natural Resources Fund

Ivy International Fund

Ivy International Balanced Fund

Ivy International Value Fund

Ivy Mortgage Securities Fund

Ivy Pacific Opportunities Fund

Ivy Real Estate Securities Fund

Ivy Small Cap Value Fund

Ivy Value Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
21	Ivy Balanced Fund
36	Ivy Bond Fund
51	Ivy Cash Reserves Fund
62	Ivy Cundill Global Value Fund
75	Ivy Dividend Income Fund
87	Ivy European Opportunities Fund
100	Ivy Global Natural Resources Fund
113	Ivy International Fund
127	Ivy International Balanced Fund
142	Ivy International Value Fund
155	Ivy Mortgage Securities Fund
168	Ivy Pacific Opportunities Fund
181	Ivy Real Estate Securities Fund
192	Ivy Small Cap Value Fund
208	Ivy Value Fund
221	Notes to Financial Statements
253	Report of Independent Registered Public Accounting Firm
254	Shareholder Meeting Results
255	Proxy Voting Information
256	Quarterly Portfolio Schedule Information
257	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Ivy Funds prospectus and current performance information.

President's Letter

      September 30, 2004

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended September 30, 2004.

After a strong start at the beginning of 2004, the markets showed disappointing performance for the next six months. The S&P 500 had a negative return of 0.18 percent for the period, while the Dow Jones Industrial Average declined 1.65 percent. Bonds fared slightly better, with the Lehman Brothers U.S. Credit Index showing a positive return of 0.63 percent for the period.

This essentially flat period for the markets was the result of a number of factors. First and foremost, the high price of oil picked the pockets of both consumers and corporations and acted as a drag on economic growth. In addition, the Federal Reserve Board went into tightening mode, raising interest rates on June 30 for the first time in nearly four years. Election uncertainty, the situation in Iraq, hurricanes and talk about the economy hitting a "soft spot" also shook investor confidence.

Economic growth did slow considerably in 2004, but that wasn't entirely unexpected. The previous growth rate - fueled by last year's package of tax cuts, a boost in government spending and interest rate reductions - was, in our view, unsustainably high. Now that we've passed the one-year anniversary of the government's stimulus package, we feel that we can expect lower, but still respectable, economic growth.

Looking ahead, we are reasonably optimistic about the economy and the markets. We see GDP expanding in the 3 percent range, steady job creation, relatively tame inflation and continued strength in corporate earnings. However, we do anticipate some moderation in the growth of the economy due to higher energy prices and the slow tightening of monetary policy. But as long as inflation remains in check, we do not expect the Fed to aggressively raise interest rates. A gradual rise seems much more likely in our opinion.

As for the markets, we think that many of the current uncertainties will be resolved and that investors will once again focus on the positives: strong corporate earnings, ongoing job creation and solid economic growth. History suggests that the stock market generally follows corporate profit trends, which are currently positive. Once the overhangs, such as election uncertainty and rising energy prices, are out of the way, we believe stock prices should follow earnings and show moderate but solid gains.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to achieve your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, you can maximize the potential for return and help reduce risk. You'll also be better equipped to handle market volatility.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Thank you for your ongoing dedication and partnership.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Trust and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAS, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,001	1.59%	$7.97
Class B	1,000	996	2.64	13.19
Class C	1,000	997	2.42	12.12
Class Y	1,000	1,003	1.34	6.71
Based on 5% Return(2)
Class A	$1,000	$1,017	1.59%	$8.04
Class B	1,000	1,012	2.64	13.30
Class C	1,000	1,013	2.42	12.22
Class Y	1,000	1,018	1.34	6.76

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Bond Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,006	1.15%	$5.77
Class B	1,000	999	2.50	12.50
Class C	1,000	998	2.72	13.65
Class Y	1,000	1,004	1.56	7.83
Based on 5% Return(2)
Class A	$1,000	$1,019	1.15%	$5.81
Class B	1,000	1,013	2.50	12.59
Class C	1,000	1,011	2.72	13.74
Class Y	1,000	1,017	1.56	7.89

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Cash Reserves Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,002	0.85%	$4.26
Class B	1,000	1,002	0.85	4.26
Class C	1,000	1,002	0.85	4.26
Based on 5% Return(2)
Class A	$1,000	$1,021	0.85%	$4.29
Class B	1,000	1,021	0.85	4.29
Class C	1,000	1,021	0.85	4.29

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Cundill Global Value Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,007	1.81%	$9.11
Class B	1,000	1,003	2.69	13.53
Class C	1,000	1,004	2.50	12.58
Class Y	1,000	1,010	1.20	6.05
Class I	1,000	1,008	1.59	7.99
Advisor Class	1,000	1,010	1.23	6.20
Based on 5% Return(2)
Class A	$1,000	$1,016	1.81%	$9.15
Class B	1,000	1,012	2.69	13.59
Class C	1,000	1,013	2.50	12.63
Class Y	1,000	1,019	1.20	6.08
Class I	1,000	1,017	1.59	8.03
Advisor Class	1,000	1,019	1.23	6.23

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Dividend Income Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,015	1.69%	$8.54
Class B	1,000	1,010	2.55	12.84
Class C	1,000	1,010	2.52	12.69
Class Y	1,000	1,015	1.52	7.69
Based on 5% Return(2)
Class A	$1,000	$1,017	1.69%	$8.55
Class B	1,000	1,012	2.55	12.86
Class C	1,000	1,012	2.52	12.71
Class Y	1,000	1,017	1.52	7.70

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

European Opportunities Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,018	1.89%	$9.57
Class B	1,000	1,014	2.65	13.38
Class C	1,000	1,014	2.65	13.36
Class Y	1,000	1,018	1.68	8.51
Advisor Class	1,000	1,020	1.42	7.18
Based on 5% Return(2)
Class A	$1,000	$1,016	1.89%	$9.56
Class B	1,000	1,012	2.65	13.37
Class C	1,000	1,012	2.65	13.35
Class Y	1,000	1,017	1.68	8.50
Advisor Class	1,000	1,018	1.42	7.17

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Global Natural Resources Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,124	1.69%	$9.01
Class B	1,000	1,119	2.54	13.51
Class C	1,000	1,120	2.40	12.75
Class Y	1,000	1,126	1.20	6.40
Advisor Class	1,000	1,124	1.61	8.59
Based on 5% Return(2)
Class A	$1,000	$1,017	1.69%	$8.55
Class B	1,000	1,012	2.54	12.83
Class C	1,000	1,013	2.40	12.11
Class Y	1,000	1,019	1.20	6.08
Advisor Class	1,000	1,017	1.61	8.16

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

International Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$957	1.65%	$8.11
Class B	1,000	951	2.82	13.81
Class C	1,000	952	2.75	13.46
Class Y	1,000	957	1.69	8.29
Class I	1,000	957	1.47	7.20
Advisor Class	1,000	952	2.68	13.12
Based on 5% Return(2)
Class A	$1,000	$1,017	1.65%	$8.36
Class B	1,000	1,011	2.82	14.23
Class C	1,000	1,011	2.75	13.87
Class Y	1,000	1,017	1.69	8.54
Class I	1,000	1,018	1.47	7.43
Advisor Class	1,000	1,012	2.68	13.53

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

International Balanced Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,016	1.52%	$7.69
Class B	1,000	1,009	2.85	14.35
Class C	1,000	1,010	2.66	13.41
Class Y	1,000	1,016	1.44	7.30
Based on 5% Return(2)
Class A	$1,000	$1,017	1.52%	$7.70
Class B	1,000	1,011	2.85	14.36
Class C	1,000	1,012	2.66	13.42
Class Y	1,000	1,018	1.44	7.30

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

International Value Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$968	2.13%	$10.50
Class B	1,000	966	2.88	14.18
Class C	1,000	966	2.92	14.37
Class Y	1,000	970	1.87	9.25
Advisor Class	1,000	970	1.97	9.72
Based on 5% Return(2)
Class A	$1,000	$1,014	2.13%	$10.75
Class B	1,000	1,011	2.88	14.51
Class C	1,000	1,010	2.92	14.70
Class Y	1,000	1,016	1.87	9.46
Advisor Class	1,000	1,015	1.97	9.95

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Mortgage Securities Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,014	0.95%	$4.79
Class B	1,000	1,008	2.16	10.86
Class C	1,000	1,009	2.03	10.23
Class Y	1,000	1,013	1.12	5.65
Based on 5% Return(2)
Class A	$1,000	$1,020	0.95%	$4.81
Class B	1,000	1,014	2.16	10.89
Class C	1,000	1,015	2.03	10.26
Class Y	1,000	1,019	1.12	5.66

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Pacific Opportunities Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$962	2.51%	$12.36
Class B	1,000	957	3.31	16.22
Class C	1,000	958	3.47	17.03
Class Y	1,000	964	2.12	10.43
Advisor Class	1,000	967	1.71	8.41
Based on 5% Return(2)
Class A	$1,000	$1,012	2.51%	$12.68
Class B	1,000	1,008	3.31	16.65
Class C	1,000	1,008	3.47	17.46
Class Y	1,000	1,014	2.12	10.70
Advisor Class	1,000	1,017	1.71	8.62

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Real Estate Securities Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,020	1.75%	$8.84
Class B	1,000	1,014	2.90	14.66
Class C	1,000	1,016	2.61	13.19
Class Y	1,000	1,021	1.48	7.52
Based on 5% Return(2)
Class A	$1,000	$1,016	1.75%	$8.82
Class B	1,000	1,011	2.90	14.64
Class C	1,000	1,012	2.61	13.17
Class Y	1,000	1,018	1.48	7.51

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Small Cap Value Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$980	1.69%	$8.38
Class B	1,000	974	3.16	15.63
Class C	1,000	975	2.76	13.69
Class Y	1,000	981	1.56	7.74
Based on 5% Return(2)
Class A	$1,000	$1,017	1.69%	$8.53
Class B	1,000	1,009	3.16	15.91
Class C	1,000	1,011	2.76	13.94
Class Y	1,000	1,017	1.56	7.89

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Value Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,006	1.46%	$7.36
Class B	1,000	1,001	2.57	12.90
Class C	1,000	1,001	2.43	12.17
Class Y	1,000	1,006	1.35	6.77
Based on 5% Return(2)
Class A	$1,000	$1,018	1.46%	$7.41
Class B	1,000	1,012	2.57	12.98
Class C	1,000	1,013	2.43	12.24
Class Y	1,000	1,018	1.35	6.81

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Shareholder Summary of IVY Balanced Fund

Portfolio Highlights

On September 30, 2004, Ivy Balanced Fund had net assets totaling $99,192,178 invested in a diversified portfolio of:

74.37%	Common Stocks
13.81%	United States Government Securities
9.92%	Corporate Debt Securities
1.27%	Cash and Cash Equivalents
0.63%	Other Government Security

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Common Stocks	$74.37
United States Government Securities	$13.81
Corporate Debt Securities	$9.92
Cash and Cash Equivalents	$1.27
Other Government Security	$0.63

Financial Services Stocks	$14.16
United States Government Securities	$13.81
Corporate Debt Securities	$9.92
Health Care Stocks	$9.23
Technology Stocks	$9.20
Energy Stocks	$7.29
Utilities Stocks	$5.14
Raw Materials Stocks	$4.46
Consumer Nondurables Stocks	$4.57
Consumer Services Stocks	$4.23
Miscellaneous Stocks	$4.06
Capital Goods Stocks	$3.83
Business Equipment and Services Stocks	$3.62
Retail Stocks	$2.42
Multi-Industry Stocks	$2.16
Cash and Cash Equivalents	$1.27
Other Government Security	$0.63

The Investments of Ivy Balanced Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 2.03%
Lockheed Martin Corporation	36,100	$2,013,658

Aluminum - 1.23%
Alcoa Incorporated	36,300	1,219,317

Banks - 3.41%
Citigroup Inc.	32,800	1,447,136
Northern Trust Corporation	22,300	909,728
Wells Fargo & Company	17,200	1,025,636

		3,382,500

Beverages - 0.77%
Brown-Forman Corporation, Class B	16,600	760,280

Broadcasting - 0.69%
Cox Communications, Inc., Class A*	20,600	682,478

Business Equipment and Services - 3.62%
Cintas Corporation	22,400	941,136
First Data Corporation	25,600	1,113,600
Manpower Inc.	34,500	1,534,905

		3,589,641

Capital Equipment - 1.97%
Ingersoll-Rand Company Limited, Class A	28,800	1,957,536

Chemicals - Petroleum and Inorganic - 0.80%
Dow Chemical Company (The)	17,600	795,168

Chemicals - Specialty - 1.65%
Air Products and Chemicals, Inc.	30,100	1,636,838

Computers - Micro - 2.56%
Apple Computer, Inc.*	28,600	1,108,536
Dell Inc.*	40,283	1,432,061

		2,540,597

Computers - Peripherals - 3.89%
Check Point Software Technologies Ltd.*	31,300	531,318
EMC Corporation*	103,900	1,199,006
Microsoft Corporation	77,158	2,133,033

		3,863,357

Cosmetics and Toiletries - 2.29%
Avon Products, Inc.	25,100	1,096,368
Estee Lauder Companies Inc. (The), Class A	28,100	1,174,580

		2,270,948

Electrical Equipment - 1.86%
Emerson Electric Co.	12,800	792,192
Molex Incorporated, Class A	40,000	1,051,800

		1,843,992

Electronic Components - 0.72%
Intel Corporation	35,900	719,436

Finance Companies - 3.55%
Countrywide Financial Corporation	31,400	1,236,846
Fannie Mae	14,600	925,640
SLM Corporation	30,400	1,355,840

		3,518,326

Food and Related - 1.12%
Dean Foods Company*	37,000	1,110,740

Forest and Paper Products - 1.51%
International Paper Company	20,100	812,241
Sealed Air Corporation*	14,900	690,615

		1,502,856

Health Care - Drugs - 4.70%
Abbott Laboratories	13,700	580,332
Allergan, Inc.	13,500	979,425
Amgen Inc.*	16,900	959,836
Novartis AG, ADR	16,100	751,387
Pfizer Inc.	45,450	1,390,770

		4,661,750

Health Care - General - 2.78%
Biomet, Inc.	34,900	1,635,937
Johnson & Johnson	19,900	1,120,967

		2,756,904

Hospital Supply and Management - 1.75%
Medtronic, Inc.	33,400	1,733,460

Household - General Products - 0.39%
Colgate-Palmolive Company	8,500	384,030

Insurance - Life - 1.54%
Lincoln National Corporation	32,600	1,532,200

Insurance - Property and Casualty - 2.35%
Berkshire Hathaway Inc., Class B*	500	1,435,500
Chubb Corporation (The)	12,800	899,584

		2,335,084

Leisure Time Industry - 2.78%
Royal Caribbean Cruises Ltd.	32,200	1,403,920
Walt Disney Company (The)	60,000	1,353,000

		2,756,920

Motion Pictures - 0.76%
News Corporation Limited (The), ADR	23,000	756,010

Motor Vehicle Parts - 1.28%
Eaton Corporation	20,000	1,268,200

Multiple Industry - 2.16%
General Electric Company	63,680	2,138,374

Petroleum - International - 4.32%
BP p.l.c., ADR	24,700	1,420,991
Burlington Resources Inc.	33,300	1,358,640
Exxon Mobil Corporation	31,200	1,507,896

		4,287,527

Petroleum - Services - 2.97%
Nabors Industries Ltd.*	30,576	1,447,774
Schlumberger Limited	22,200	1,494,282

		2,942,056

Retail - General Merchandise - 2.42%
Costco Wholesale Corporation	35,600	1,478,290
Wal-Mart Stores, Inc.	17,400	925,680

		2,403,970

Security and Commodity Brokers - 3.31%
American Express Company	34,300	1,765,078
Morgan Stanley	30,700	1,513,510

		3,278,588

Steel - 0.78%
United States Steel Corporation	20,500	771,210

Trucking and Shipping - 1.27%
Expeditors International of Washington, Inc.	24,400	1,261,114

Utilities - Electric - 3.49%
Dominion Resources, Inc.	19,700	1,285,425
Exelon Corporation	36,800	1,350,192
Southern Company	27,500	824,450

		3,460,067

Utilities - Telephone - 1.65%
AT&T Corp.	30,000	429,600
SBC Communications Inc.	46,600	1,209,270

		1,638,870

TOTAL COMMON STOCKS - 74.37%		$73,774,002

(Cost: $66,479,274)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.30%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	293,005

Beverages - 0.35%
Diageo Capital plc,
3.5%, 11-19-07	350	350,792

Broadcasting - 0.90%
Clear Channel Communications, Inc.,
4.25%, 5-15-09	900	891,795

Business Equipment and Services - 0.40%
PHH Corporation,
7.125%, 3-1-13	350	400,279

Chemicals - Specialty - 0.37%
Vulcan Materials Company,
6.4%, 2-1-06	350	366,819

Finance Companies - 2.66%
American International Group,
3.85%, 11-26-07 (A)	500	505,626
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	325
8.0%, 3-31-11 (A)	502	75,283
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	500	543,349
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	316,067
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	833,460
Unilever Capital Corporation,
5.9%, 11-15-32	350	362,681

		2,636,791

Food and Related - 0.83%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	824,279

Insurance - Life - 0.50%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	494,742

Multiple Industry - 1.46%
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	443,968
General Electric Capital Corporation,
2.85%, 1-30-06	1,000	1,002,555

		1,446,523

Railroad - 0.31%
Union Pacific Corporation,
7.6%, 5-1-05	300	308,526

Real Estate Investment Trust - 0.85%
Vornado Realty L.P.,
5.625%, 6-15-07	800	839,338

Utilities - Electric - 0.99%
Dominion Resources, Inc.,
7.625%, 7-15-05	950	986,404

TOTAL CORPORATE DEBT SECURITIES - 9.92%		$9,839,293

(Cost: $9,659,209)

OTHER GOVERNMENT SECURITY - 0.63%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	622,715

(Cost: $593,813)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 9.34%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	432	459,862
6.0%, 9-1-17	751	791,206
5.0%, 1-1-18	722	735,860
5.5%, 4-1-18	718	743,862
6.5%, 10-1-28	258	273,827
6.5%, 2-1-29	71	75,082
7.0%, 5-1-31	60	64,478
7.5%, 5-1-31	99	106,493
7.0%, 7-1-31	92	98,690
7.0%, 9-1-31	127	136,188
7.0%, 9-1-31	83	88,295
7.0%, 11-1-31	320	339,188
6.5%, 2-1-32	287	301,744
7.0%, 2-1-32	364	388,442
7.0%, 2-1-32	191	203,372
6.5%, 3-1-32	82	86,315
7.0%, 3-1-32	205	218,977
7.0%, 6-1-32	61	65,169
7.0%, 7-1-32	369	393,611
6.5%, 8-1-32	157	164,885
6.0%, 9-1-32	1,030	1,067,486
6.5%, 9-1-32	241	254,307
5.5%, 5-1-33	490	497,554
5.5%, 5-1-33	367	372,692
5.5%, 5-1-33	315	319,706
5.5%, 6-1-33	479	486,755
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.375%, 11-15-11	509	532,327

		9,266,373

Treasury Obligations - 4.47%
United States Treasury Bond,
7.5%, 11-15-16	500	642,559
United States Treasury Notes:
3.0%, 2-15-08	900	900,527
3.875%, 2-15-13	1,250	1,242,188
3.625%, 5-15-13	750	731,660
4.25%, 8-15-13	900	913,465

		4,430,399

TOTAL UNITED STATES GOVERNMENT SECURITIES - 13.81%		$13,696,772

(Cost: $13,594,064)

TOTAL SHORT-TERM SECURITIES - 1.21%		$1,200,000

(Cost: $1,200,000)

TOTAL INVESTMENT SECURITIES - 99.94%		$99,132,782

(Cost: $91,526,360)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.06%		59,396

NET ASSETS - 100.00%		$99,192,178

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $1,858,662 or 1.87% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BALANCED FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $91,526) (Notes 1 and 3)	$99,133
Cash	-	*
Receivables:
Dividends and interest	290
Fund shares sold	116
Prepaid and other assets	20

Total assets	99,559

LIABILITIES
Payable to Fund shareholders	231
Accrued management fee (Note 2)	57
Accrued shareholder servicing (Note 2)	27
Accrued service fee (Note 2)	20
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution fee (Note 2)	1
Other	27

Total liabilities	367

Total net assets	$99,192

NET ASSETS
Capital paid in	$102,290
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	6
Accumulated undistributed net realized loss on investment transactions	(10,710)
Net unrealized appreciation in value of investments	7,606

Net assets applicable to outstanding units of capital	$99,192

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.31
Class B	$13.28
Class C	$13.30
Class Y	$13.32
Capital shares outstanding:
Class A	3,800
Class B	76
Class C	44
Class Y	3,531

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Operations
      IVY BALANCED FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$614
Dividends (net of foreign withholding taxes of $2)	541

Total income	1,155

Expenses (Note 2):
Investment management fee	352
Shareholder servicing:
Class A	98
Class B	2
Class C	1
Class Y	38
Service fee:
Class A	62
Class B	1
Class C	1
Class Y	61
Accounting and administrative services fees	27
Audit fees	13
Legal fees	11
Custodian fees	5
Distribution fee:
Class A	1
Class B	3
Class C	2
Other	65

Total expenses	743

Net investment income	412

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(395)
Unrealized appreciation in value of investments during the period	96

Net loss on investments	(299)

Net increase in net assets resulting from operations	$113

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY BALANCED FUND
      (In Thousands)

	For the six months ended	For the fiscal period ended	For the fiscal year ended
	9-30-04	3-31-04	9-30-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$412	$387	$619
Realized net gain (loss) on investments	(395)	2,589	937
Unrealized appreciation	96	3,716	6,415

Net increase in net assets resulting from operations	113	6,692	7,971

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(198)	(167)	(510)
Class B	-	- *	(67)
Class C	-	- *	(15)
Class Y	(236)	(223)	N/A
Realized gains on investment transactions:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	N/A

	(434)	(390)	(592)

Capital share transactions (Note 5)	(5,358)	48,637	(8,018)

Total increase (decrease)	(5,679)	54,939	(639)
NET ASSETS
Beginning of period	104,871	49,932	50,571

End of period	$99,192	$104,871	$49,932

Undistributed net investment income	$6	$28	$31

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 32 - 35.

See Notes to Financial Statements

Financial Highlights
      IVY BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended September 30,
	9-30-04		3-31-04		2003	2002		2001	2000	1999

Net asset value, beginning of period	$13.35		$12.18		$10.54		$11.45	$19.73	$17.88	$16.50

Income (loss) from investment operations:
Net investment income	0.05		0.05		0.16		0.23	0.22	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.04)		1.16		1.64		(0.89)	(6.08)	2.55	2.30

Total from investment operations	0.01		1.21		1.80		(0.66)	(5.86)	2.86	2.61

Less distributions from:
Net investment income	(0.05)		(0.04)		(0.16)		(0.25)	(0.20)	(0.30)	(0.31)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)	(2.22)	(0.71)	(0.92)

Total distributions	(0.05)		(0.04)		(0.16)		(0.25)	(2.42)	(1.01)	(1.23)

Net asset value, end of period	$13.31		$13.35		$12.18		$10.54	$11.45	$19.73	$17.88

Total return(1)	0.09%		10.06%		17.17	%(2)	-5.91%	-32.35%	16.22%	16.08%
Net assets, end of period (in millions)	$51		$52		$38		$37	$45	$78	$74
Ratio of expenses to average net assets including voluntary expense waiver	1.59	%(3)	1.52	%(3)(4)	1.29%		1.22%	1.12%	1.11%	1.10%
Ratio of net investment income to average net assets including voluntary expense waiver	0.71	%(3)	0.86	%(3)(4)	1.41%		1.84%	1.57%	1.58%	1.77%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		1.57	%(3)(4)	1.62%		1.52%	1.40%	1.20%	1.10%
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		0.81	%(3)(4)	1.08%		1.54%	1.29%	1.49%	1.77%
Portfolio turnover rate	18%		29%		110%		129%	158%	132%	101%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.
(3)Annualized.
(4)In connection with the reorganization plan effected Decemer 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements

Financial Highlights
      IVY BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 12-8-03(1) to
	9-30-04		3-31-04

Net asset value, beginning of period	$13.33		$12.96

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01
Net realized and unrealized gain (loss) on investments	(0.04)		0.39

Total from investment operations	(0.05)		0.40

Less distributions from:
Net investment income	(0.00)		(0.03)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.03)

Net asset value, end of period	$13.28		$13.33

Total return	-0.38%		3.05%
Net assets, end of period (in thousands)	$1,005		$338
Ratio of expenses to average net assets	2.64	%(2)	2.76	%(2)
Ratio of net investment loss to average net assets	-0.35	%(2)	-0.42	%(2)
Portfolio turnover rate	18%		29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 12-8-03(1) to
	9-30-04		3-31-04

Net asset value, beginning of period	$13.34		$12.96

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.02
Net realized and unrealized gain (loss) on investments	(0.04)		0.39

Total from investment operations	(0.04)		0.41

Less distributions from:
Net investment income	(0.00)		(0.03)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.03)

Net asset value, end of period	$13.30		$13.34

Total return	-0.30%		3.13%
Net assets, end of period (in thousands)	$589		$301
Ratio of expenses to average net assets	2.42	%(2)	2.43	%(2)
Ratio of net investment loss to average net assets	-0.11	%(2)	-0.12	%(2)
Portfolio turnover rate	18%		29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 12-8-03(1) to
	9-30-04		3-31-04

Net asset value, beginning of period	$13.35		$12.96

Income (loss) from investment operations:
Net investment income	0.06		0.04
Net realized and unrealized gain (loss) on investments	(0.02)		0.40

Total from investment operations	0.04		0.44

Less distributions from:
Net investment income	(0.07)		(0.05)
Capital gains	(0.00)		(0.00)

Total distributions	(0.07)		(0.05)

Net asset value, end of period	$13.32		$13.35

Total return	0.26%		3.43%
Net assets, end of period (in millions)	$47		$53
Ratio of expenses to average net assets	1.34	%(2)	1.36	%(2)
Ratio of net investment income to average net assets	0.96	%(2)	0.97	%(2)
Portfolio turnover rate	18%		29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY BOND FUND

Portfolio Highlights

On September 30, 2004, Ivy Bond Fund had net assets totaling $23,927,713 invested in a diversified portfolio of:

97.74%	Bonds
1.24%	Cash and Cash Equivalents
1.02%	Preferred Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Corporate Bonds	$52.10
United States Government Securities	$44.95
Cash and Cash Equivalents	$1.24
Preferred Stocks	$1.02
Municipal Bond	$0.69

On September 30, 2004, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	50.74%
AA	6.36%
A	8.58%
BBB	20.20%
Non-rated	11.86%
Cash and Cash Equivalents and Equities	2.26%

The Investments of Ivy Bond Fund

September 30, 2004
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7% Cumulative*	5,000	$122,500
Public Storage, Inc., 6.25% Cumulative	5,000	120,400

TOTAL PREFERRED STOCKS - 1.02%		$242,900

(Cost: $250,000)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 1.84%
Citigroup Inc.,
5.0%, 9-15-14 (A)	$206	206,256
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	200	234,404

		440,660

Beverages - 1.31%
Miller Brewing Company,
5.5%, 8-15-13 (A)	300	312,794

Business Equipment and Services - 1.06%
International Lease Finance Corporation,
4.35%, 9-15-08	200	203,872
R.R. Donnelley & Sons Company,
3.75%, 4-1-09	50	49,249

		253,121

Finance Companies - Asset Backed - 19.17%
Associates Manufactured Housing,
7.725%, 6-15-28	200	212,456
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	205	214,721
Capital One Multi-asset Execution Trust,
6.0%, 8-15-13	200	212,965
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Commercial Mortgage Pass-through Certificates,
7.062%, 6-15-31	169	188,638
Fund American Companies, Inc.,
5.875%, 5-15-13	200	204,184
GS Mortgage Securities Corporation II,
7.24161%, 7-13-30	250	273,412
Goldman Sachs Capital I,
6.345%, 2-15-34	200	200,630
Green Tree Financial Corporation:
6.4%, 10-15-18	147	152,576
8.9%, 4-15-25	39	40,270
7.35%, 5-15-27	71	75,588
Hilton Hotel Pool Trust 2000-HLTA C,
7.458%, 10-3-15 (A)	125	142,174
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	249	250,811
MMCA Auto Owner Trust 2002- 4, Class C Asset Backed Notes,
4.56%, 11-16-09	60	60,613
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	269	267,835
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	400	413,449
Mortgage Capital Funding, Inc.,
7.28803%, 6-18-30	160	182,538
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	314	316,516
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	98,782
Origen Manufactured Housing Contract Trust 2004-B,
5.73%, 11-15-35	50	49,080
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	269,665
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	18	18,270
St. George Funding Company LLC,
8.485%, 12-29- 49 (A)	200	229,876
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	252,299
Wachovia Commercial Mortgage Securities, Inc.,
4.50967%, 7-15- 41	250	260,815

		4,588,163

Finance Companies - Collateralized Mortgage Obligations - 8.42%
277 Park Avenue Finance Corporation:
7.58%, 5-12-12 (A)	182	198,830
7.68%, 5-12-12 (A)	300	330,390
Asset Securitization Corporation:
1.82878%, 10-13-26 (A)	2,308	115,736
7.63909%, 11-13-29	200	218,819
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	368
Bear Stearns Commercial Mortgage Securities Inc.:
6.0%, 7-15-31 (A)	100	103,684
5.426%, 5-14-16 (A)	200	204,244
Credit Suisse First Boston Mortgage Securities Corp.:
6.0%, 11-25-18	118	121,584
4.9%, 12-15-36	250	253,566
Ford Motor Credit Company,
7.375%, 10-28-09	150	164,300
General Motors Acceptance Corporation,
6.125%, 8-28-07	125	131,694
Mellon Residential Funding,
6.75%, 6-26-28	172	172,037

		2,015,252

Health Care - General - 0.44%
Boston Scientific Corporation,
5.45%, 6-15-14	100	104,748

Insurance - Life - 1.15%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	250	274,857

Insurance - Property and Casualty - 2.30%
Allstate Life Global Funding,
3.5%, 7-30-07	175	175,734
Assurant, Inc.:
5.625%, 2-15-14	50	51,307
6.75%, 2-15-34	150	157,536
Principal Life Global,
6.25%, 2-15-12 (A)	150	165,601

		550,178

Multiple Industry - 3.94%
CRH America, Inc.:
5.3%, 10-15-13	100	102,962
6.4%, 10-15-33	100	107,051
Cargill, Inc.,
6.375%, 6-1-12 (A)	200	221,984
Household Finance Corporation,
3.38%, 12-16-04	200	200,567
Pennsylvania Electric Company,
5.125%, 4-1-14	150	149,509
Tyco International Group S.A.,
6.0%, 11-15-13	150	161,886

		943,959

Petroleum - Domestic - 0.89%
Valero Logistics Operations, L.P.,
6.05%, 3-15-13	200	211,913

Petroleum - International - 0.68%
Husky Energy, Inc.,
6.25%, 6-15-12	150	163,149

Petroleum - Services - 0.55%
Magellan Midstream Partners, L.P.,
6.45%, 6-1-14	125	131,412

Railroad - 1.52%
Norfolk Southern Corporation,
9.0%, 3-1-21	200	262,942
Union Pacific Corporation,
5.214%, 9-30-14 (A)	100	99,616

		362,558

Real Estate Investment Trust - 2.74%
Arden Realty Limited Partnership,
5.2%, 9-1-11	50	50,488
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	150	145,184
Pan Pacific Retail Properties, Inc.,
4.7%, 6-1-13	100	95,625
Vornado Realty L.P.,
5.625%, 6-15-07	200	209,834
Weingarten Realty Investors,
7.22%, 6-1-05	150	154,618

		655,749

Savings and Loans - 0.93%
Washington Mutual Bank,
5.65%, 8-15-14	215	222,873

Security and Commodity Brokers - 0.70%
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	150	168,083

Textile - 0.89%
Mohawk Industries, Inc.,
6.5%, 4-15-07	200	213,769

Utilities - Electric - 2.39%
Oncor Electric Delivery Company,
7.25%, 1-15-33	200	235,315
Pacific Gas and Electric Company,
6.05%, 3-1-34	125	127,225
Public Service Electric and Gas Company,
5.375%, 9-1-13	200	208,997

		571,537

Utilities - Telephone - 1.18%
Sprint Capital Corporation and Sprint Corporation,
8.375%, 3-15-12	150	181,670
United States Cellular Corporation,
6.7%, 12-15-33	100	99,847

		281,517

TOTAL CORPORATE DEBT SECURITIES - 52.10%		$12,466,292

(Cost: $12,098,243)

MUNICIPAL OBLIGATION - 0.69%

Minnesota
City of Eden Prairie, Minnesota, Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project),
7.35%, 2-20-09	155	166,137

(Cost: $155,000)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 9.26%
Federal Home Loan Mortgage Corporation:
5.5%, 7-15-06	475	497,729
2.5%, 12- 4-06	550	545,350
3.375%, 4-15-09	600	593,120
4.5%, 7-15-13	200	200,126
Federal National Mortgage Association:
3.5%, 1-28-08	150	149,429
5.125%, 1-2-14	225	229,202

		2,214,956

Mortgage-Backed Obligations - 28.89%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	117,945
6.5%, 9-1-32	381	401,484
5.5%, 5-1-34	271	275,693
5.5%, 5-1-34	196	199,825
5.0%, 9-1-34	50	49,573
5.5%, 10-1-34	250	253,359
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	144	153,288
6.0%, 9-1-17	195	205,714
5.0%, 7-1-18	222	226,937
7.5%, 5-1-31	227	245,664
7.0%, 9-1-31	76	81,231
7.0%, 11-1-31	178	188,438
6.5%, 12-1-31	97	102,397
7.0%, 2-1-32	166	176,565
7.0%, 3-1-32	174	186,013
6.5%, 4-1-32	44	45,941
6.5%, 5-1-32	47	49,527
6.5%, 7-1-32	118	124,696
6.5%, 8-1-32	114	120,170
6.5%, 8-1-32	94	98,721
6.5%, 9-1-32	152	160,013
6.5%, 9-1-32	68	71,950
6.0%, 10-1-32	226	235,522
6.5%, 10-1-32	207	218,497
6.0%, 11-1-32	209	217,216
6.0%, 3-1-33	161	167,818
5.5%, 4-1-33	253	256,775
5.5%, 5-1-33	181	184,511
5.0%, 8-1-33	115	113,798
5.5%, 3-1-34	245	248,930
5.5%, 3-1-34	115	116,408
6.0%, 3-1-34	180	186,497
5.5%, 4-1-34	243	247,813
5.5%, 4-1-34	244	247,484
5.0%, 5-1-34	123	121,640
5.0%, 5-1-34	98	97,454
5.5%, 5-1-34	245	248,030
5.0%, 10-1-34	475	469,953

		6,913,490

Treasury Obligations - 6.36%
United States Treasury Bonds:
6.125%, 11-15-27	350	406,328
5.375%, 2-15-31	175	187,469
United States Treasury Notes:
1.875%, 1-31-06	175	173,961
2.25%, 2-15-07	100	98,934
4.75%, 5-15-14	625	656,055

		1,522,747

Treasury Inflation Protected Obligation - 0.44%
United States Treasury Note,
1.875%, 7-15-13 (B)	103	104,375

TOTAL UNITED STATES GOVERNMENT SECURITIES - 44.95%		$10,755,568

(Cost: $10,655,682)

TOTAL SHORT-TERM SECURITIES - 3.72%		$890,000

(Cost: $890,000)

TOTAL INVESTMENT SECURITIES - 102.48%		$24,520,897

(Cost: $24,048,925)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.48%)		(593,184)

NET ASSETS - 100.00%		$23,927,713

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $3,247,658 or 13.57% of net assets.

(B)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BOND FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$24,049) (Notes 1 and 3)	$24,521
Cash	1
Receivables:
Investment securities sold	654
Dividends and interest	210
Fund shares sold	72
Prepaid and other assets	49

Total assets	25,507

LIABILITIES
Payable for investment securities purchased	1,478
Payable to Fund shareholders	68
Accrued management fee (Note 2)	10
Accrued shareholder servicing (Note 2)	9
Dividend payable	8
Accrued distribution and service fees (Note 2)	5
Accrued accounting and administrative services fees (Note 2)	1

Total liabilities	1,579

Total net assets	$23,928

NET ASSETS
Capital paid in	$23,793
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss on investment transactions	(337)
Net unrealized appreciation in value of investments	472

Net assets applicable to outstanding units of capital	$23,928

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.66
Class B	$10.66
Class C	$10.66
Class Y	$10.66
Capital shares outstanding:
Class A	2,172
Class B	43
Class C	27
Class Y	3

See Notes to Financial Statements

Statement of Operations
      IVY BOND FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$621
Dividends	8

Total income	629

Expenses (Note 2):
Investment management fee	61
Shareholder servicing:
Class A	48
Class B	1
Class C	1
Class Y	-	*
Registration fees	29
Service fee:
Class A	28
Class B	-	*
Class C	-	*
Class Y	-	*
Audit fees	11
Accounting and administrative services fees	7
Custodian fees	5
Distribution fee:
Class A	-	*
Class B	1
Class C	1
Other	7

Total	200
Less expenses in excess of contractual limit (Note 2)	(64)

Total expenses	136

Net investment income	493

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(77)
Unrealized depreciation in value of investments during the period	(283)

Net loss on investments	(360)

Net increase in net assets resulting from operations	$133

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY BOND FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04		For the fiscal year ended 9-30-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$493		$470	$1,003
Realized net gain (loss) on investments	(77)		249	602
Unrealized depreciation	(283)		(25)	(268)

Net increase in net assets resulting from operations	133		694	1,337

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(496)		(457)	(754)
Class B	(5)		(1)	(198)
Class C	(3)		- *	(39)
Class Y	(1)		- *	N/A
Realized gains on investment transactions:
Class A	-		-	-
Class B	-		-	-
Class C	-		-	-
Class Y	-		-	N/A

	(505)		(458)	(991)

Capital share transactions (Note 5)	783		(420)	(1,372)

Total increase (decrease)	411		(184)	(1,026)
NET ASSETS
Beginning of period	23,517		23,701	24,727

End of period	$23,928		$23,517	$23,701

Undistributed net investment income (loss)	$-	$	(- )*	$(12)

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 47 - 50.

See Notes to Financial Statements

Financial Highlights
      IVY BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended September 30,
	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.83		$10.73		$10.57	$10.30	$9.60	$9.71	$10.69

Income (loss) from investment operations:
Net investment income	0.22		0.23		0.45	0.52	0.58	0.58	0.54
Net realized and unrealized gain (loss) on investments	(0.16)		0.09		0.15	0.27	0.70	(0.11)	(0.79)

Total from investment operations	0.06		0.32		0.60	0.79	1.28	0.47	(0.25)

Less distributions from:
Net investment income	(0.23)		(0.22)		(0.44)	(0.52)	(0.58)	(0.58)	(0.54)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.19)

Total distributions	(0.23)		(0.22)		(0.44)	(0.52)	(0.58)	(0.58)	(0.73)

Net asset value, end of period	$10.66		$10.83		$10.73	$10.57	$10.30	$9.60	$9.71

Total return(1)	0.58%		3.03%		5.84%	7.90%	13.68%	5.04%	-2.36%
Net assets, end of period (in millions)	$23		$23		$18	$17	$16	$15	$18
Ratio of expenses to average net assets including reimbursement	1.15	%(2)	1.46	%(2)(3)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets including reimbursement	4.32	%(2)	4.53	%(2)(3)	4.25%	5.07%	5.77%	6.08%	5.41%
Ratio of expenses to average net assets excluding reimbursement	1.72	%(2)	2.36	%(2)(3)	2.01%	1.92%	1.99%	1.84%	1.55%
Ratio of net investment income to average net assets excluding reimbursement	3.74	%(2)	3.64	%(2)(3)	3.39%	4.30%	4.93%	5.39%	5.01%
Portfolio turnover rate	56%		78%		119%	148%	252%	191%	212%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.

See Notes to Financial Statements

Financial Highlights
      IVY BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$10.83		$10.64

Income (loss) from investment operations:
Net investment income	0.15		0.11
Net realized and unrealized gain (loss) on investments	(0.16)		0.19

Total from investment operations	(0.01)		0.30

Less distributions from:
Net investment income	(0.16)		(0.11)
Capital gains	(0.00)		(0.00)

Total distributions	(0.16)		(0.11)

Net asset value, end of period	$10.66		$10.83

Total return	-0.09%		2.77%
Net assets, end of period (in thousands)	$455		$287
Ratio of expenses to average net assets	2.50	%(2)	2.76	%(2)
Ratio of net investment income to average net assets	2.96	%(2)	3.04	%(2)
Portfolio turnover rate	56%		78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$10.83		$10.64

Income (loss) from investment operations:
Net investment income	0.14		0.11
Net realized and unrealized gain (loss) on investments	(0.17)		0.19

Total from investment operations	(0.03)		0.30

Less distributions from:
Net investment income	(0.14)		(0.11)
Capital gains	(0.00)		(0.00)

Total distributions	(0.14)		(0.11)

Net asset value, end of period	$10.66		$10.83

Total return	-0.20%		2.77%
Net assets, end of period (in thousands)	$288		$115
Ratio of expenses to average net assets	2.72	%(2)	2.61	%(2)
Ratio of net investment income to average net assets	2.70	%(2)	3.09	%(2)
Portfolio turnover rate	56%		78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$10.83		$10.64

Income (loss) from investment operations:
Net investment income	0.20		0.13
Net realized and unrealized gain (loss) on investments	(0.17)		0.19

Total from investment operations	0.03		0.32

Less distributions from:
Net investment income	(0.20)		(0.13)
Capital gains	(0.00)		(0.00)

Total distributions	(0.20)		(0.13)

Net asset value, end of period	$10.66		$10.83

Total return	0.38%		3.03%
Net assets, end of period (in thousands)	$31		$25
Ratio of expenses to average net assets	1.56	%(2)	1.54	%(2)
Ratio of net investment income to average net assets	3.89	%(2)	3.99	%(2)
Portfolio turnover rate	56%		78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY CASH RESERVES FUND Portfolio Highlights

On September 30, 2004, Ivy Cash Reserves Fund had net assets totaling $6,864,568.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your
Fund owned:

Corporate Obligations - Notes	$28.64
Corporate Obligations - Commercial Paper	$28.63
Municipal Obligations	$19.60
United States Government Securities	$18.94
Corporate Obligations - Certificates of Deposit	$3.86
Cash and Other Assets, Net of Liabilities	$0.33

The Investments of Ivy Cash Reserves Fund

September 30, 2004
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 3.86%
Banks
Citibank, N.A.:
1.65%, 11-22-04	$165	$165,000
1.86%, 12-20-04	100	100,000

		265,000

Commercial Paper
Finance Companies - 11.60%
Ciesco, LLC,
1.55%, 10-5-04	250	249,957
PACCAR Financial Corp.:
1.55%, 10-13-04	150	149,923
1.63%, 11- 4-04	172	171,735
USAA Capital Corp.,
1.88%, 10-1-04	225	225,000

		796,615

Food and Related - 2.18%
Golden Peanut Co.,
1.85%, 12-10-04	150	149,460

Household - General Products - 3.64%
Fortune Brands Inc.,
1.59%, 10-18-04	250	249,812

Multiple Industry - 4.35%
General Electric Capital Corporation,
1.8%, 12-8-04	300	298,980

Security and Commodity Brokers - 6.86%
Prudential Funding Corp.,
1.71%, 10-18-04	300	299,758
UBS Finance Delaware LLC,
1.88%, 10-1-04	171	171,000

		470,758

Total Commercial Paper - 28.63%		1,965,625

Notes
Banks - 1.46%
Wells Fargo & Company,
1.73%, 10-15-04	100	100,000

Health Care - Drugs - 8.81%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	400	405,003
Pfizer Inc.,
1.7475%, 10-7-04	200	200,000

		605,003

Health Care - General - 2.91%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
1.84%, 10-7-04	200	200,000

Leisure Time Industry - 2.41%
Berkeley Hills Country Club, Inc. (Wachovia Bank N.A.),
1.91%, 10-7-04	165	165,000

Retail - General Merchandise - 2.09%
Target Corporation,
7.5%, 2-15-05	140	143,164

Retail - Specialty Stores - 2.84%
El Dorado Enterprises of Miami, Inc. (Wachovia Bank, N.A.),
1.91%, 10-7-04	195	195,000

Utilities - Telephone - 8.12%
BellSouth Corporation,
4.119%, 4-26-05 (A)	300	304,221
SBC Communications Inc.,
4.206%, 6-5-05 (A)	250	253,338

		557,559

Total Notes - 28.64%		1,965,726

TOTAL CORPORATE OBLIGATIONS - 61.13%		$4,196,351

(Cost: $4,196,351)

MUNICIPAL OBLIGATIONS

California - 8.89%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Taxable Series 1997A,
1.62%, 10-7-04	310	310,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
1.83%, 10-6-04	300	300,000

		610,000

Florida - 1.97%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
1.8%, 10-6-04	135	135,000

Maryland - 2.91%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds, Series 2003C (Variable Rate Demand/Taxable),
1.8%, 10-7-04	200	200,000

New York - 1.46%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.76%, 12-1-04	100	100,000

Texas - 4.37%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
1.57%, 10- 4-04	300	300,000

TOTAL MUNICIPAL OBLIGATIONS - 19.60%		$1,345,000

(Cost: $1,345,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.47%, 3-1-05	200	200,000
1.3%, 4-27-05	200	200,000
1.35%, 4-29-05	200	200,000
Overseas Private Investment Corporation:
1.82%, 10-6-04	270	270,000
1.86%, 10-6-04	430	430,233

TOTAL UNITED STATES GOVERNMENT SECURITIES - 18.94%		$1,300,233

(Cost: $1,300,233)

TOTAL INVESTMENT SECURITIES - 99.67%		$6,841,584

(Cost: $6,841,584)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.33%		22,984

NET ASSETS - 100.00%		$6,864,568

Notes to Schedule of Investments
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $962,562 or 14.02% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CASH RESERVES FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$6,842) (Notes 1)	$6,842
Receivables:
Interest	30
Fund shares sold	-	*
Prepaid and other assets	31

Total assets	6,903

LIABILITIES
Payable to Fund shareholders	28
Accrued shareholder servicing (Note 2)	5
Accrued management fee (Note 2)	2
Due to custodian	2
Dividends payable	1

Total liabilities	38

Total net assets	$6,865

NET ASSETS
Capital paid in	$6,865

Net assets applicable to outstanding units of capital	$6,865

Net asset value per share (net assets divided by shares outstanding):
Class A	$1.00
Class B	$1.00
Class C	$1.00
Capital shares outstanding:
Class A	4,946
Class B	1,834
Class C	85

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Operations
      IVY CASH RESERVES FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$50

Expenses (Note 2):
Shareholder servicing:
Class A	16
Class B	4
Class C	1
Registration fees	24
Investment management fee	15
Audit fees	8
Legal fees	8
Custodian fees	5

Total	81
Less expenses in excess of contractual limit (Note 2)	(49)

Total expenses	32

Net investment income	18

Net increase in net assets resulting from operations	$18

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY CASH RESERVES FUND
      (In Thousands)

	For the six months ended	For the fiscal period ended	For the fiscal year ended
	9-30-04	3-31-04	12-31-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$18	$6	$56

Net increase in net assets resulting from operations	18	6	56

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	(13)	(4)	(33)
Class B	(5)	(2)	(18)
Class C	- *	- *	(5)

	(18)	(6)	(56)

Capital share transactions (Note 5)	(2,057)	(478)	(12,202)

Total decrease	(2,057)	(478)	(12,202)
NET ASSETS
Beginning of period	8,922	9,400	21,602

End of period	$6,865	$8,922	$9,400

Undistributed net investment income	$-	$-	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 59 - 61.

See Notes to Financial Statements

Financial Highlights
      IVY CASH RESERVES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.00	*	0.00	*	0.00 *	0.01 (1)	0.03	0.05	0.04
Less dividends declared	(0.00	)*	(0.00	)*	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.24%		0.07%		0.33%	0.78%	3.12%	5.37%	4.16%
Net assets, end of period (in millions)	$5		$6		$6	$15	$13	$20	$19
Ratio of expenses to average net assets including reimbursement	0.85	%(2)	0.85	%(2)	0.85%	0.88%	0.87%	0.85%	0.88%
Ratio of net investment income to average net assets including reimbursement	0.48	%(2)	0.29	%(2)	0.35%	0.78%	3.12%	5.38%	4.17%
Ratio of expenses to average net assets excluding reimbursement	2.16	%(2)	2.36	%(2)	1.80%	1.73%	1.59%	1.52%	1.40%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.83	%(2)	-1.22	%(2)	-0.60%	-0.07%	2.40%	4.71%	3.65%

*Not shown due to rounding.
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY CASH RESERVES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.00	*	0.00	*	0.00 *	0.01 (1)	0.03	0.05	0.04
Less dividends declared	(0.00	)*	(0.00	)*	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.24%		0.07%		0.36%	0.85%	3.19%	5.35%	4.30%
Net assets, end of period (in millions)	$2		$3		$3	$6	$7	$6	$7
Ratio of expenses to average net assets including reimbursement	0.85	%(2)	0.85	%(2)	0.83%	0.80%	0.80%	0.87%	0.77%
Ratio of net investment income to average net assets including reimbursement	0.47	%(2)	0.29	%(2)	0.38%	0.85%	3.19%	5.36%	4.28%
Ratio of expenses to average net assets excluding reimbursement	2.16	%(2)	2.32	%(2)	1.77%	1.65%	1.52%	1.54%	1.29%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.85	%(2)	-1.18	%(2)	-0.56%	0.00%	2.47%	4.69%	3.76%

*Not shown due to rounding.
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY CASH RESERVES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.00	*	0.00	*	0.00 *	0.01 (1)	0.03	0.05	0.04
Less dividends declared	(0.00	)*	(0.00	)*	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.24%		0.07%		0.40%	0.74%	3.10%	5.65%	4.14%
Net assets, end of period (in thousands)	$85		$167		$184	$813	$519	$1,975	$372
Ratio of expenses to average net assets including reimbursement	0.85	%(2)	0.85	%(2)	0.72%	0.84%	0.88%	0.72%	0.87%
Ratio of net investment income to average net assets including reimbursement	0.48	%(2)	0.29	%(2)	0.52%	0.82%	3.10%	5.51%	4.18%
Ratio of expenses to average net assets excluding reimbursement	2.17	%(2)	3.91	%(2)	1.66%	1.69%	1.60%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.84	%(2)	-2.77	%(2)	-0.42%	-0.03%	2.38%	4.84%	3.66%

*Not shown due to rounding.
(1)Based on average shares outstanding
(2)Annualized.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY CUNDILL GLOBAL VALUE FUND

Portfolio Highlights

On September 30, 2004, Ivy Cundill Global Value Fund had net assets totaling $242,721,279 invested in a diversified portfolio of:

70.88%	Common Stocks
29.12%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Pacific Basin	$52.48
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$29.12
United States	$7.76
Europe	$4.80
Canada	$4.12
Other	$1.72

Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$29.12
Financial Services Stocks	$16.60
Consumer Nondurables Stocks	$12.62
Multi-Industry Stocks	$11.08
Consumer Services Stocks	$9.58
Capital Goods Stocks	$5.10
Shelter Stocks	$4.12
Business Equipment and Services Stocks	$3.49
Health Care Stocks	$2.55
Consumer Durables Stocks	$2.52
Raw Materials Stocks	$2.44
Utilities Stocks	$0.78

The Investments of Ivy Cundill Global Value Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Bermuda - 1.72%
Guoco Group Limited (A)	492,000	$4,179,864

Canada - 4.12%
Legacy Hotels Real Estate Investment Trust (A)	1,139,200	6,011,918
Legacy Hotels Real Estate Investment Trust (A) (B)	753,900	3,978,569

		9,990,487

Germany - 2.44%
Henkel Kommanditgesellschaft auf Aktien (A)	85,125	5,925,423

Hong Kong - 5.22%
CITIC Pacific Limited (A)	2,000,000	5,142,278
First Pacific Company Limited (A)*	27,000,000	7,530,681

		12,672,959

Italy - 2.36%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	154,565	5,720,237

Japan - 38.89%
AIFUL Corporation (A)	31,700	3,109,733
Asatsu-DK Inc. (A)	308,000	8,468,987
Coca-Cola West Japan Company Limited (A)	265,100	6,447,370
Kikkoman Corporation (A)	400,000	3,524,661
Kirin Brewery Company, Limited (A)	1,260,000	10,885,430
Lion Corporation (A)	900,000	4,998,412
Nikko Cordial Corporation (A)	2,456,000	9,962,630
Nintendo Co., Ltd. (A)	50,000	6,116,430
Nippon Television Network Corporation (A)	77,000	11,641,363
NIPPONKOA Insurance Company, Limited (A)	1,900,000	10,638,414
Sankyo Co., Ltd. (A)	56,000	1,184,083
Shiseido Company, Limited (A)	305,000	3,750,397
Takefuji Corporation (A)	160,000	10,236,399
Tokyo Broadcasting System, Inc. (A)	220,000	3,431,916

		94,396,225

Korea - 3.27%
Korea Electric Power Corporation (A)	100,000	1,888,841
Korea Tobacco & Ginseng Corporation (A)	225,020	5,950,377
Korea Tobacco & Ginseng Corporation, GDR (B)	7,000	92,330

		7,931,548

Malaysia - 2.74%
Arab-Malaysian Corporation Berhad (A)*	20,587,100	6,663,719

Singapore - 2.36%
Singapore Press Holdings Limited (A)	2,040,000	5,740,679

United States - 7.76%
Liberty Media Corporation, Class A*	73,000	636,560
Liberty Media International, Inc., Class A*	293,751	9,786,315
Loews Corporation	37,000	2,164,500
MCI, Inc.*	265,000	4,429,475
Mattel, Inc.	100,000	1,813,000

		18,829,850

TOTAL COMMON STOCKS - 70.88%		$172,050,991

(Cost: $157,326,163)

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (0.09%)	Face Amount in Thousands

Euro, 1-14-05 (C)	EUR7,151	(232,405)
Euro, 3-18-05 (C)	1,065	(23,049)
Hong Kong Dollar, 1-14-05 (C)	HKD33,191	7,996
Hong Kong Dollar, 3-18-05 (C)	86,966	(144)
Japanese Yen, 1-14-05 (C)	JPY4,491,016	341,421
Japanese Yen, 3-18-05 (C)	4,521,415	(179,303)
Singapore Dollar, 1-14-05 (C)	SGD9,766	(71,240)
South Korean Won, 1-14-05 (C)	KRW6,942,782	(56,523)
South Korean Won, 3-18-05 (C)	1,170,127	6,619

		$(206,628)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Finance Companies - 2.47%
Ciesco, LLC,
1.55%, 10-5-04	$ 6,000	5,998,967

Retail - General Merchandise - 1.65%
Wal-Mart Stores, Inc.,
1.55%, 10-29-04	4,000	3,995,178

Total Commercial Paper - 4.12%		9,994,145

Repurchase Agreement - 5.97%
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.7% Repurchase Agreement dated 9-30-04, to be repurchased at $14,498,685 on 10-1-04 (D)	14,498	14,498,000

United States Government Securities - 18.10% Treasury Obligations
United States Treasury Bills:
1.51%, 10-7-04	6,000	5,998,495
1.52%, 10-7-04	3,000	2,999,240
1.55%, 10-7-04	9,000	8,997,682
1.51%, 10-21-04	5,000	4,995,806
1.51%, 11-18-04	2,000	1,995,987
1.58%, 12-9-04	15,000	14,954,747
1.75%, 1-20-05	4,000	3,978,417

		43,920,374

TOTAL SHORT-TERM SECURITIES - 28.19%		$68,412,519

(Cost: $68,412,519)

TOTAL INVESTMENT SECURITIES - 98.98%		$240,256,882

(Cost: $225,738,682)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.02%		2,464,397

NET ASSETS - 100.00%		$242,721,279

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $4,070,899 or 1.68% of net assets.
(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro; HKD - Hong Kong Dollar; JPY - Japanese Yen; SGD - Singapore Dollar; KRW - Korean Won).
(D)	Collateralized by $14,799,512 Federal National Mortgage Association Bond, 6% due 8-15-33; market value and accrued interest aggregate $14,911,352.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CUNDILL GLOBAL VALUE FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $211,241)	$225,759
Repurchase agreements (cost - $14,498)	14,498

240,257
Receivables:
Fund shares sold	3,282
Dividends and interest	203
Prepaid and other assets	41

Total assets	243,783

LIABILITIES
Payable for investment securities purchased	521
Accrued management fee (Note 2)	187
Payable to Fund shareholders	120
Accrued shareholder servicing (Note 2)	64
Accrued service fee (Note 2)	46
Due to custodian	46
Accrued distribution fee (Note 2)	42
Accrued accounting and administrative services fees (Note 2)	8
Other	28

Total liabilities	1,062

Total net assets	$242,721

NET ASSETS
Capital paid in	$228,588
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(726)
Accumulated undistributed net realized gain on investment transactions	340
Net unrealized appreciation in value of investments	14,519

Net assets applicable to outstanding units of capital	$242,721

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.66
Class B	$12.42
Class C	$12.35
Class Y	$12.70
Advisor Class	$12.66
Class I	$12.59
Capital shares outstanding:
Class A	12,664
Class B	1,821
Class C	3,961
Class Y	632
Advisor Class	218
Class I	5

See Notes to Financial Statements

Statement of Operations
      IVY CUNDILL GLOBAL VALUE FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $71)	$811
Interest and amortization	355

Total income	1,166

Expenses (Note 2):
Investment management fee	818
Shareholder servicing:
Class A	168
Class B	36
Class C	50
Class Y	4
Advisor Class	1
Class I	- *
Distribution fee:
Class A	18
Class B	62
Class C	135
Service fee:
Class A	111
Class B	21
Class C	45
Class Y	7
Accounting and administrative services fees	37
Custodian fees	20
Legal fees	15
Audit fees	9
Other	108

Total	1,665
Less expenses in excess of voluntary limit (Note 2)	(9)

Total expenses	1,656

Net investment loss	(490)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	118
Realized net gain on forward currency contracts	426
Realized net gain on foreign currency transactions	30

Realized net gain on investments	574

Unrealized appreciation in value of securities during the period	623
Unrealized appreciation in value of forward currency contracts during the period	1,333

Unrealized appreciation in value of investments during the period	1,956

Net gain on investments	2,530

Net increase in net assets resulting from operations	$2,040

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY CUNDILL GLOBAL VALUE FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(490)	$(123)	$(56)
Realized net gain (loss) on investments	574	(300)	704
Unrealized appreciation	1,956	7,959	4,839

Net increase in net assets resulting from operations	2,040	7,536	5,487

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-	(81)
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	(3)
Advisor Class	-	-	(16)
Class I	-	-	- *
Realized gains on investment transactions:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-
Class I	-	-	-

	-	-	(100)

Capital share transactions (Note 5)	141,117	39,733	41,413

Total increase	143,157	47,269	46,800
NET ASSETS
Beginning of period	99,564	52,295	5,495

End of period	$242,721	$99,564	$52,295

Undistributed net investment loss	$(726)	$(266)	$(158)

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 69 - 74.

See Notes to Financial Statements

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,			For the period from 9-4-01(1) to
	9-30-04		3-31-04		2003	2002		12-31-01

Net asset value, beginning of period	$12.57		$11.41		$8.39	$9.64		$10.15

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.01		0.01	(0.00	)(2)	0.01
Net realized and unrealized gain (loss) on investments	0.09		1.15		3.05	(1.17)		(0.23)

Total from investment operations	0.09		1.16		3.06	(1.17)		(0.22)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.04)	(0.00)		(0.02)
Capital gains	(0.00)		(0.00)		(0.00)	(0.08)		(0.27)

Total distributions	(0.00)		(0.00)		(0.04)	(0.08)		(0.29)

Net asset value, end of period	$12.66		$12.57		$11.41	$8.39		$9.64

Total return(3)	0.72%		10.17%		36.43%	-12.17%		-2.07%
Net assets, end of period (in thousands)	$160,335	$58,678		$29,530		$1,403		$213
Ratio of expenses to average net assets including reimbursement	1.81	%(4)	1.70	%(4)	2.05%	2.28%		4.47	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.38	%(4)	-0.09	%(4)	0.18%	0.02%		0.94	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		1.84	%(4)	2.21%	4.97%		31.77	%(4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		-0.23	%(4)	0.02%	-2.67%		-26.36	%(4)
Portfolio turnover rate	1%		1%		24%	122%		57	%(5)
(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended December 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,			For the period from 9-26-01(1) to
	9-30-04		3-31-04		2003	2002		12-31-01

Net asset value, beginning of period	$12.38		$11.26		$8.32	$9.61		$9.26

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)		(0.06)	(0.05	)(2)	0.01
Net realized and unrealized gain (loss) on investments	0.06		1.14		3.00	(1.16)		0.62

Total from investment operations	0.04		1.12		2.94	(1.21)		0.63

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.02)
Capital gains	(0.00)		(0.00)		(0.00)	(0.08)		(0.26)

Total distributions	(0.00)		(0.00)		(0.00)	(0.08)		(0.28)

Net asset value, end of period	$12.42		$12.38		$11.26	$8.32		$9.61

Total return	0.32%		9.95%		35.34%	-12.62%		6.91%
Net assets, end of period (in millions)	$23		$12		$7	$2		$1
Ratio of expenses to average net assets including reimbursement	2.69	%(3)	2.52	%(3)	3.20%	2.84%		6.04	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	-1.29	%(3)	-1.31	%(3)	-1.13%	-0.54%		0.60	%(3)
Ratio of expenses to average net assets excluding reimbursement	NA		2.67	%(3)	3.36%	5.53%		39.53	%(3)
Ratio of net investment loss to average net assets excluding reimbursement	NA		-1.46	%(3)	-1.29%	-3.23%		-32.89	%(3)
Portfolio turnover rate	1%		1%		24%	122%		57	%(4)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal period ended	For the fiscal year ended December 31,	For the period from 10-19-01(1) to
9-30-04	3-31-04	2003	2002	12-31-01

Net asset value, beginning of period	$12.30	$11.19	$8.26	$9.57	$9.44

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.01)	(0.03)	(0.07	)(2)	0.01
Net realized and unrealized gain (loss) on investments	0.08	1.12	2.96	(1.16)	0.40

Total from investment operations	0.05	1.11	2.93	(1.23)	0.41

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.08)	(0.26)

Total distributions	(0.00)	(0.00)	(0.00)	(0.08)	(0.28)

Net asset value, end of period	$12.35	$12.30	$11.19	$8.26	$9.57

Total return	0.41%	9.92%	35.47%	-12.88%	4.44%
Net assets, end of period (in thousands)	$48,927	$23,840	$11,235	$446	$30
Ratio of expenses to average net assets including reimbursement	2.50	%(3)	2.35	%(3)	2.93%	3.10%	7.71	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	-1.09	%(3)	-1.09	%(3)	-0.83%	-0.80%	0.99	%(3)
Ratio of expenses to average net assets excluding reimbursement	NA	2.50	%(3)	3.10%	5.79%	51.61	%(3)
Ratio of net investment loss to average net assets excluding reimbursement	NA	-1.23	%(3)	-1.00%	-3.49%	-42.91	%(3)
Portfolio turnover rate	1%	1%	24%	122%	57	%(4)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 7-24-03(1) to 12-31-03

Net asset value, beginning of period	$12.58		$11.40		$9.84

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)		0.02
Net realized and unrealized gain on investments	0.10		1.19		1.58

Total from investment operations	0.12		1.18		1.60

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.04)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.04)

Net asset value, end of period	$12.70		$12.58		$11.40

Total return	0.95%		10.35%		16.28%
Net assets, end of period (in millions)	$8		$2		$1
Ratio of expenses to average net assets including reimbursement	1.20	%(2)	1.20	%(2)	1.76	%(2)
Ratio of net investment income (loss) to average net assets including reimbursement	0.21	%(2)	-0.32	%(2)	0.55	%(2)
Ratio of expenses to average net assets excluding reimbursement	1.55	%(2)	1.80	%(2)	2.09	%(2)
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.13	%(2)	-0.92	%(2)	0.22	%(2)
Portfolio turnover rate	1%		1%		24	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,			For the period from 4-19-00(2) to
	9-30-04		3-31-04		2003	2002	2001	12-31-00

Net asset value, beginning of period	$12.54		$11.37		$8.34	$9.55	$10.07	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)		(0.01)	0.04 (3)	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.13		1.18		3.10	(1.17)	(0.25)	0.41

Total from investment operations	0.12		1.17		3.09	(1.13)	(0.22)	0.46

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.06)	(0.00)	(0.02)	(0.19)
Capital gains	(0.00)		(0.00)		(0.00)	(0.08)	(0.28)	(0.20)

Total distributions	(0.00)		(0.00)		(0.06)	(0.08)	(0.30)	(0.39)

Net asset value, end of period	$12.66		$12.54		$11.37	$8.34	$9.55	$10.07

Total return	0.96%		10.29%		37.11%	-11.86%	-2.13%	4.66%
Net assets, end of period (in millions)	$3		$3		$3	$2	$1	$1
Ratio of expenses to average net assets including reimbursement	1.23	%(4)	1.26	%(4)	2.12%	1.83%	1.40%	1.95	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	0.11	%(4)	-0.17	%(4)	-0.07%	0.47%	0.37%	0.70	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		1.41	%(4)	2.28%	4.52%	10.30%	19.15	%(4)
Ratio of net investment loss to average net assets excluding reimbursement	NA		-0.32	%(4)	-0.23%	-2.22%	-8.53%	-16.50	%(4)
Portfolio turnover rate	1%		1%		24%	122%	57%	53%

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class I Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the fiscal year ended 12-31-03	For the period from 11-5-02(2) to 12-31-02

Net asset value, beginning of period	$12.49		$11.33		$8.31	$8.85

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)		0.00	0.26
Net realized and unrealized gain (loss) on investments	0.11		1.17		3.08	(0.72)

Total from investment operations	0.10		1.16		3.08	(0.46)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.06)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.00)		(0.06)	(0.08)

Net asset value, end of period	$12.59		$12.49		$11.33	$8.31

Total return	0.80%		10.24%		37.12%	-5.23%
Net assets, end of period (in thousands)	$63		$63		$57	$42
Ratio of expenses to average net assets including reimbursement	1.59	%(3)	1.39	%(3)	2.03%	11.51	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.24	%(3)	-0.29	%(3)	0.03%	2.96	%(3)
Ratio of expenses to average net assets excluding reimbursement	NA		1.53	%(3)	2.20%	28.44	%(3)
Ratio of net investment loss to average net assets excluding reimbursement	NA		-0.44	%(3)	-0.13%	-13.97	%(3)
Portfolio turnover rate	1%		1%		24%	122	%(4)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Annualized.
(4)For the 12 months ended December 31, 2002.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY DIVIDEND INCOME FUND

Portfolio Highlights

On September 30, 2004, Ivy Dividend Income Fund had net assets totaling $34,448,019 invested in a diversified portfolio of:

91.66%	Common Stocks
8.34%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Financial Services Stocks	$16.93
Energy Stocks	$15.52
Consumer Nondurables Stocks	$9.48
Health Care Stocks	$9.19
Cash and Cash Equivalents	$8.34
Technology Stocks	$7.84
Utilities Stocks	$7.83
Consumer Services Stocks	$5.46
Capital Goods Stocks	$4.32
Shelter Stocks	$4.04
Transportation Stocks	$3.23
Multi-Industry Stocks	$2.96
Raw Materials Stocks	$2.37
Business Equipment and Services Stocks	$1.40
Retail Stocks	$1.09

The Investments of Ivy Dividend Income Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 1.83%
Goodrich Corporation	10,400	$326,144
Lockheed Martin Corporation	5,450	304,001

		630,145

Aluminum - 0.89%
Alcoa Incorporated	9,100	305,669

Banks - 3.77%
Bank of America Corporation	12,600	545,958
Citigroup Inc.	7,200	317,664
Wells Fargo & Company	7,300	435,299

		1,298,921

Beverages - 2.02%
Anheuser-Busch Companies, Inc.	4,800	239,760
Diageo plc, ADR	9,050	456,392

		696,152

Business Equipment and Services - 1.40%
Genuine Parts Company	12,600	483,588

Capital Equipment - 3.58%
Caterpillar Inc.	6,850	551,083
Deere & Company	10,550	681,003

		1,232,086

Chemicals - Petroleum and Inorganic - 1.48%
Dow Chemical Company (The)	5,900	266,562
du Pont (E.I.) de Nemours and Company	5,650	241,820

		508,382

Computers - Peripherals - 4.15%
Microsoft Corporation	29,000	801,705
SAP Aktiengesellschaft, ADR	16,100	627,095

		1,428,800

Electrical Equipment - 0.74%
Emerson Electric Co.	4,100	253,749

Electronic Components - 1.86%
Microchip Technology Incorporated	16,150	432,739
Texas Instruments Incorporated	9,800	208,544

		641,283

Finance Companies - 3.57%
Fannie Mae	7,827	496,232
SLM Corporation	16,450	733,670

		1,229,902

Food and Related - 1.36%
ConAgra Foods, Inc.	18,250	469,207

Forest and Paper Products - 1.03%
International Paper Company	8,750	353,587

Health Care - Drugs - 4.55%
Abbott Laboratories	11,900	504,084
Eli Lilly and Company	7,250	435,362
Pfizer Inc.	20,550	628,830

		1,568,276

Health Care - General - 2.93%
Boston Scientific Corporation*	13,450	534,369
Wyeth	12,700	474,980

		1,009,349

Hospital Supply and Management - 1.71%
Medtronic, Inc.	11,350	589,065

Hotels and Gaming - 4.17%
Harrah's Entertainment, Inc.	6,600	349,668
Mandalay Resort Group	5,150	353,547
Starwood Hotels & Resorts Worldwide, Inc.	15,800	733,436

		1,436,651

Household - General Products - 2.21%
Colgate-Palmolive Company	8,200	370,476
Procter & Gamble Company (The)	7,200	389,664

		760,140

Insurance - Property and Casualty - 1.24%
MGIC Investment Corporation	6,419	427,184

Multiple Industry - 2.96%
General Electric Company	30,350	1,019,153

Petroleum - International - 7.91%
Anadarko Petroleum Corporation	11,950	793,002
BP p.l.c., ADR	6,150	353,810
Burlington Resources Inc.	13,250	540,600
Exxon Mobil Corporation	21,500	1,039,095

		2,726,507

Petroleum - Services - 7.61%
Baker Hughes Incorporated	15,550	679,846
BJ Services Company*	8,500	445,485
Patterson-UTI Energy, Inc.	33,350	635,318
Schlumberger Limited	10,100	679,831
Transocean Inc.*	5,100	182,478

		2,622,958

Publishing - 1.29%
Knight-Ridder, Inc.	6,800	445,060

Railroad - 0.98%
Union Pacific Corporation	5,750	336,950

Real Estate Investment Trust - 3.01%
Equity Office Properties Trust	8,950	243,887
Maguire Properties, Inc.	5,800	140,998
ProLogis	7,700	271,348
Simon Property Group, Inc.	7,100	380,773

		1,037,006

Retail - General Merchandise - 1.09%
May Department Stores Company (The)	14,700	376,761

Savings and Loans - 0.65%
Capitol Federal Financial	6,950	223,755

Security and Commodity Brokers - 7.70%
Chicago Mercantile Exchange Holdings Inc.	5,900	951,670
Goldman Sachs Group, Inc. (The)	4,100	382,284
Merrill Lynch & Co., Inc.	7,300	362,956
Morgan (J.P.) Chase & Co.	8,500	337,705
Morgan Stanley	7,050	347,565
New York Community Bancorp, Inc.	13,250	272,155

		2,654,335

Tobacco - 3.89%
Altria Group, Inc.	17,550	825,552
Reynolds American Inc.	7,550	513,702

		1,339,254

Trucking and Shipping - 2.25%
United Parcel Service, Inc., Class B	10,200	774,384

Utilities - Electric - 2.36%
Dominion Resources, Inc.	6,150	401,288
Westar Energy, Inc.	20,350	411,070

		812,358

Utilities - Gas and Pipeline - 1.81%
Kinder Morgan, Inc.	9,950	625,059

Utilities - Telephone - 3.66%
BellSouth Corporation	15,350	416,292
SBC Communications Inc.	15,900	412,605
Vodafone Group Plc, ADR	17,900	431,569

		1,260,466

TOTAL COMMON STOCKS - 91.66%		$31,576,142

(Cost: $29,336,378)

TOTAL SHORT-TERM SECURITIES - 8.15%		$2,806,000

(Cost: $2,806,000)

TOTAL INVESTMENT SECURITIES - 99.81%		$34,382,142

(Cost: $32,142,378)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.19%		65,877

NET ASSETS - 100.00%		$34,448,019

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY DIVIDEND INCOME FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$32,142) (Notes 1 and 3)	$34,382
Receivables:
Investment securities sold	255
Fund shares sold	137
Dividends and interest	65
Prepaid and other assets	26

Total assets	34,865

LIABILITIES
Payable for investment securities purchased	344
Payable to Fund shareholders	43
Accrued shareholder servicing (Note 2)	10
Due to custodian	5
Accrued accounting and administrative services fees (Note 2)	2
Accrued investment management fee (Note 2)	1
Accrued distribution and service fees (Note 2)	-	*
Other	12

Total liabilities	417

Total net assets	$34,448

NET ASSETS
Capital paid in	$32,162
Accumulated undistributed income:
Accumulated undistributed net investment income	17
Accumulated undistributed net realized gain on investment transactions	29
Net unrealized appreciation in value of investments	2,240

Net assets applicable to outstanding units of capital	$34,448

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.22
Class B	$11.16
Class C	$11.16
Class Y	$11.22
Capital shares outstanding:
Class A	1,979
Class B	338
Class C	677
Class Y	82

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Operations
      IVY DIVIDEND INCOME FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$312
Interest and amortization	14

Total income	326

Expenses (Note 2):
Investment management fee	102
Shareholder servicing:
Class A	25
Class B	6
Class C	11
Class Y	1
Distribution fee:
Class A	5
Class B	12
Class C	25
Service fee:
Class A	19
Class B	4
Class C	8
Class Y	1
Registration fees	31
Accounting and administrative services fees	14
Audit fees	9
Legal fees	6
Custodian fees	1
Other	7

Total expenses	287

Net investment income	39

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(102)
Unrealized appreciation in value of securities during the period	520

Net gain on investments	418

Net increase in net assets resulting from operations	$457

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY DIVIDEND INCOME FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal period ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$39	$(3)	$64
Realized net gain (loss) on investments	(102)	149	(14)
Unrealized appreciation (depreciation)	520	(49)	1,769

Net increase in net assets resulting from operations	457	97	1,819

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	(22)	(7)	(49)
Class B	-	-	(1)
Class C	-	-	(3)
Class Y	(1)	(1)	(3)

	(23)	(8)	(56)

Capital share transactions (Note 5)	8,345	2,982	20,835

Total increase	8,779	3,071	22,598
NET ASSETS
Beginning of period	25,669	22,598	0

End of period	$34,448	$25,669	$22,598

Undistributed net investment income	$17	$1	$8

(1)See "Financial Highlights" on pages 83 - 86.

See Notes to Financial Statements

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 6-30-03(1) to 12-31-03

Net asset value, beginning of period	$11.07		$11.03		$10.00

Income from investment operations:
Net investment income	0.02		0.01		0.04
Net realized and unrealized gain on investments	0.14		0.04		1.03

Total from investment operations	0.16		0.05		1.07

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.04)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.01)		(0.01)		(0.04)

Net asset value, end of period	$11.22		$11.07		$11.03

Total return(2)	1.46%		0.41%		10.70%
Net assets, end of period (in millions)	$22		$17		$16
Ratio of expenses to average net assets including voluntary expense waiver	1.69	%(3)	2.00	%(3)	1.11	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.55	%(3)	0.20	%(3)	1.34	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	2.40	%(3)	1.81	%(3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-	(4)	-0.20	%(3)	0.64	%(3)
Portfolio turnover rate	15%		12%		16%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 6-30-03(1) to 12-31-03

Net asset value, beginning of period	$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)		0.01
Net realized and unrealized gain on investments	0.12		0.04		1.03

Total from investment operations	0.11		0.02		1.04

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.01)

Net asset value, end of period	$11.16		$11.05		$11.03

Total return	1.00%		0.18%		10.36%
Net assets, end of period (in millions)	$4		$2		$2
Ratio of expenses to average net assets including voluntary expense waiver	2.55	%(2)	2.99	%(2)	2.03	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.30	%(2)	-0.81	%(2)	0.36	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	3.39	%(2)	2.73	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-	(3)	-1.21	%(2)	-0.34	%(2)
Portfolio turnover rate	15%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 6-30-03(1) to 12-31-03

Net asset value, beginning of period	$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)		0.01
Net realized and unrealized gain on investments	0.12		0.04		1.03

Total from investment operations	0.11		0.02		1.04

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.01)

Net asset value, end of period	$11.16		$11.05		$11.03

Total return	1.00%		0.18%		10.38%
Net assets, end of period (in millions)	$7		$6		$5
Ratio of expenses to average net assets including voluntary expense waiver	2.52	%(2)	2.88	%(2)	1.98	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.29	%(2)	-0.68	%(2)	0.45	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	3.28	%(2)	2.68	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-	(3)	-1.08	%(2)	-0.25	%(2)
Portfolio turnover rate	15%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 6-30-03(1) to 12-31-03

Net asset value, beginning of period	$11.07		$11.03		$10.00

Income from investment operations:
Net investment income	0.03		0.01		0.05
Net realized and unrealized gain on investments	0.14		0.04		1.03

Total from investment operations	0.17		0.05		1.08

Less distributions from:
Net investment income	(0.02)		(0.01)		(0.05)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.02)		(0.01)		(0.05)

Net asset value, end of period	$11.22		$11.07		$11.03

Total return	1.52%		0.42%		10.78%
Net assets, end of period (in millions)	$1		$1		$1
Ratio of expenses to average net assets including voluntary expense waiver	1.52	%(2)	1.91	%(2)	1.25	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.69	%(2)	0.28	%(2)	1.08	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	2.31	%(2)	1.95	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-	(3)	-0.12	%(2)	0.38	%(2)
Portfolio turnover rate	15%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY EUROPEAN OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2004, Ivy European Opportunities Fund had net assets totaling $140,861,991 invested in a diversified portfolio of:

95.00%	Common Stocks
5.00%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$82.95
Scandinavia	$7.79
Cash and Cash Equivalents	$5.00
South America	$2.58
Other	$1.13
Pacific Basin	$0.55

Financial Services Stocks	$14.35
Multi-Industry Stocks	$11.04
Utilities Stocks	$11.01
Capital Goods Stocks	$10.25
Consumer Nondurables Stocks	$9.68
Energy Stocks	$7.23
Retail Stocks	$6.47
Business Equipment and Services Stocks	$6.45
Health Care Stocks	$6.10
Consumer Durables Stocks	$5.46
Cash and Cash Equivalents	$5.00
Technology Stocks	$2.19
Shelter Stocks	$1.95
Transportation Stocks	$1.18
Consumer Services Stocks	$1.09
Raw Materials Stocks	$0.55

The Investments of Ivy European Opportunities Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Argentina - 2.58%
NDS Group plc, ADR*	135,000	$3,638,250

Australia - 0.55%
Centamin Egypt Limited (A)*	5,000,000	780,433

Austria - 5.04%
Andritz AG (A)	24,000	1,342,742
Erste Bank der oesterreichischen Sparkassen AG (A)*	28,000	1,164,902
Telekom Austria Aktiengesellschaft (A)	119,000	1,667,027
Wienerberger AG (A)	78,000	2,925,420

		7,100,091

Belgium - 0.65%
Omega Pharma S.A. (A)	18,626	910,461

Bermuda - 1.13%
Alea Group Holdings (Bermuda) Ltd (A)*	410,971	1,584,154

Czech Republic - 1.71%
CESKY TELECOM, a.s., GDR Registered Shares	100,000	1,305,000
Zentiva N.V., GDR (B)*	50,000	1,100,000

		2,405,000

Finland - 1.06%
Elcoteq Network Corporation, Class A (A)	80,000	1,490,280

France - 10.67%
Compagnie de Saint-Gobain (A)	32,000	1,642,487
France Telecom (A)*	124,900	3,111,573
Iliad SA (A)	154,000	3,633,799
Renault (A)	23,114	1,890,242
Sanofi-Aventis (A)	48,800	3,539,316
THOMSON (A)	58,000	1,214,429

		15,031,846

Germany - 10.55%
Deutsche Post AG (A)	85,400	1,655,569
freenet.de AG (A)*	63,000	1,120,393
Hannover Ruckversicherungs-Aktiengesellschaft (A)	50,000	1,617,575
Hochtief Aktiengesellschaft (A)	58,600	1,442,407
Hypo Real Estate Holding AG (A)*	57,000	1,946,678
mobilcom Aktiengesellschaft (A)	190,000	2,772,542
Pfleiderer Ag, Registered Shares (A)*	372,554	3,007,386
Porsche AG (A)	2,000	1,294,805

		14,857,355

Ireland - 1.60%
eircom Group plc (A)*	1,200,000	2,250,323

Italy - 2.62%
AZIMUT HOLDING S.P.A. (A)*	567,000	2,387,093
ENEL S.p.A. (A)	160,000	1,307,472

		3,694,565

Netherlands - 4.18%
Aalberts Industries N.V. (A)	85,000	3,087,674
Buhrmann NV (A)	166,909	1,258,216
New Skies Satellites N.V. (A)	195,736	1,538,725

		5,884,615

Spain - 5.22%
ACS Actividades de Construccion y Servicios, S.A. (A)	195,200	3,556,285
Altadis, S.A. (A)	62,000	2,109,740
Repsol YPF, S.A. (A)	77,000	1,690,673

		7,356,698

Sweden - 6.73%
AB Volvo, Class B (A)	29,000	1,022,949
Oriflame Cosmetics S.A., SDR (A)*	99,564	2,247,973
Scania AB, Class B (A)	53,500	1,810,062
Song Networks Holding AB (A)*	357,000	4,397,698

		9,478,682

Switzerland - 1.40%
Credit Suisse Group, Registered Shares (A)*	61,716	1,972,556

United Kingdom - 39.31%
Admiral Group Plc (A)*	520,026	2,710,342
British American Tobacco p.l.c. (A)	140,000	2,029,398
Center Parcs (UK) Group Plc (A)*	250,000	359,678
Collins Stewart Tullett plc (A)(C)*	48,000	304,030
Egg plc (A)*	1,160,000	1,973,297
Enterprise Inns plc (A)	160,000	1,650,446
Evolution Group Plc (The) (A)	1,200,000	3,290,035
Friends Provident plc (A)	600,000	1,512,004
Halfords Group Plc (A)*	625,000	3,302,703
ICAP plc (A)	230,009	915,744
iSOFT Group plc (A)	225,000	1,588,012
Imperial Tobacco Group PLC (A)	70,000	1,525,215
Inter-Alliance Group PLC (A)(B)*	21,000,000	300,229
Interserve Plc (A)	333,000	1,715,989
Kensington Group plc (A)	143,000	1,036,701
MFI Furniture Group Plc (A)	550,000	1,050,078
Man Group plc (A)	51,682	1,112,059
Omega International Group PLC (A)*	270,000	640,091
Persimmon plc (A)	120,000	1,436,540
Photo-Me International plc (A)*	986,331	1,909,911
Premier Brands Foods plc (A)*	390,000	1,626,830
Punch Taverns plc (A)	318,368	2,903,799
Regal Petroleum plc (A)*	250,700	1,637,827
Regal Petroleum plc (A)(B)*	1,050,000	6,859,668
Rexam PLC (A)	200,000	1,532,816
Royal Bank of Scotland Group plc (The) (A)	51,690	1,492,952
Shire Pharmaceuticals Group plc (A)*	322,000	3,046,186
Smith & Nephew plc (A)	120,000	1,103,193
Taylor Woodrow plc (A)	275,000	1,310,110
tesco plc (A)	678,221	3,501,092

		55,376,975

TOTAL COMMON STOCKS - 95.00%		$133,812,284

(Cost: $111,054,606)

TOTAL SHORT-TERM SECURITIES - 5.33%		$7,511,033

(Cost: $7,511,033)

TOTAL INVESTMENT SECURITIES - 100.33%		$141,323,317

(Cost: $118,565,639)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.33%)		(461,326)

NET ASSETS - 100.00%		$140,861,991

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $8,259,897 or 5.86% of net assets.
(C)	Security valued in good faith by the Valuation Committee of the Board of Trustees. See Note 1 to financial statements.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY EUROPEAN OPPORTUNITIES FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$118,566) (Notes 1 and 3)	$141,323
Receivables:
Investment securities sold	1,064
Fund shares sold	1,023
Dividends and interest	395
Prepaid and other assets	20

Total assets	143,825

LIABILITIES
Payable for investment securities purchased	2,268
Payable to Fund shareholders	381
Accrued management fee (Note 2)	110
Accrued shareholder servicing (Note 2)	57
Due to custodian	37
Accrued distribution fee (Note 2)	35
Accrued service fee (Note 2)	27
Accrued accounting and administrative services fees (Note 2)	6
Other	42

Total liabilities	2,963

Total net assets	$140,862

NET ASSETS
Capital paid in	$185,520
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	354
Accumulated undistributed net realized loss on investment transactions	(67,781)
Net unrealized appreciation in value of investments	22,769

Net assets applicable to outstanding units of capital	$140,862

Net asset value per share (net assets divided by shares outstanding):
Class A	$22.69
Class B	$21.96
Class C	$22.04
Class Y	$22.71
Advisor Class	$22.93
Capital shares outstanding:
Class A	3,362
Class B	1,425
Class C	1,247
Class Y	84
Advisor Class	170

See Notes to Financial Statements

Statement of Operations
      IVY EUROPEAN OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $223)	$1,647
Interest and amortization	47

Total income	1,694

Expenses (Note 2):
Investment management fee	660
Shareholder servicing:
Class A	117
Class B	55
Class C	46
Class Y	1
Advisor Class	3
Class I	-	*
Distribution fee:
Class A	9
Class B	116
Class C	99
Service fee:
Class A	77
Class B	38
Class C	33
Class Y	2
Custodian fees	36
Accounting and administrative services fees	34
Audit fees	20
Legal fees	18
Other	89

Total expenses	1,453

Net investment income	241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	4,256
Realized net gain on foreign currency transactions	30

Realized net gain on investments	4,286
Unrealized depreciation in value of investments during the period	(3,721)

Net gain on investments	565

Net increase in net assets resulting from operations	$806

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY EUROPEAN OPPORTUNITIES FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 12-31-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$241	$(340)	$(109)
Realized net gain (loss) on investments	4,286	7,171	(22,435)
Unrealized appreciation (depreciation)	(3,721)	4,089	53,169

Net increase in net assets resulting from operations	806	10,920	30,625

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-	(80)
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	(9)
Advisor Class	-	-	(27)
Class I	-	-	- *
Realized gains on investment transactions:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-
Class I	-	-	-

	-	-	(116)

Capital share transactions (Note 5)	(6,181)	38,536	(3,890)

Total increase (decrease)	(5,375)	49,456	26,619
NET ASSETS
Beginning of period	146,237	96,781	70,162

End of period	$140,862	$146,237	$96,781

Undistributed net investment income (loss)	$354	$83	$(114)

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 94 - 99.

See Notes to Financial Statements

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,				For the period from 5-4-99(1) to
	9-30-04		3-31-04		2003	2002	2001	2000	12-31-99

Net asset value, beginning of period	$22.30		$19.89		$13.20	$13.65	$17.25	$17.13	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.03)		0.02	0.01 (2)	(0.08)	(0.07)	0.00
Net realized and unrealized gain (loss) on investments	0.31		2.44		6.71	(0.46)	(3.49)	0.82	16.35

Total from investment operations	0.39		2.41		6.73	(0.45)	(3.57)	0.75	16.35

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.04)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.03)	(0.63)	(9.22)

Total distributions	(0.00)		(0.00)		(0.04)	(0.00)	(0.03)	(0.63)	(9.23)

Net asset value, end of period	$22.69		$22.30		$19.89	$13.20	$13.65	$17.25	$17.13

Total return(3)	1.75%		12.12%		51.02%	-3.30%	-20.67%	4.51%	215.58%
Net assets, end of period (in millions)	$76		$79		$38	$20	$31	$55	$14
Ratio of expenses to average net assets including reimbursement	1.89	%(4)	1.72	%(4)	2.26%	2.15%	2.15%	1.83%	2.22	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	0.70	%(4)	-0.61	%(4)	0.18%	0.06%	-0.44%	-0.36%	-0.15	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.15%	2.17%	NA	6.10	%(4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		NA	0.06%	-0.46%	NA	-4.03	%(4)
Portfolio turnover rate	38%		31%		123%	69%	66%	46%	108%

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,					For the period from 5-24-99(1) to
	9-30-04		3-31-04		2003	2002	2001		2000	12-31-99

Net asset value, beginning of period	$21.66		$19.36		$12.93	$13.54		$17.26	$17.13	$10.21

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.09)		(0.07)	(0.10	)(2)	(0.20)	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	0.31		2.39		6.50	(0.51)		(3.49)	0.83	16.15

Total from investment operations	0.30		2.30		6.43	(0.61)		(3.69)	0.65	16.14

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.03)	(0.52)	(9.22)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.03)	(0.52)	(9.22)

Net asset value, end of period	$21.96		$21.66		$19.36	$12.93		$13.54	$17.26	$17.13

Total return	1.39%		11.88%		49.73%	-4.51%	-21.35%		4.12%	209.41%
Net assets, end of period (in millions)	$31		$32		$29	$25		$34	$57	$6
Ratio of expenses to average net assets including reimbursement	2.65	%(3)	2.58	%(3)	3.00%	2.92%		2.89%	2.59%	2.96	%(3)
Ratio of net investment loss to average net assets including reimbursement	-0.11	%(3)	-1.57	%(3)	-0.47%	-0.70%		-1.18%	-1.12%	-0.89	%(3)
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.92%		2.91%	NA	6.84	%(3)
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-0.70%		-1.20%	NA	-4.77	%(3)
Portfolio turnover rate	38%		31%		123%	69%		66%	46%	108%

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,					For the period from 10-24-99(1) to
	9-30-04		3-31-04		2003	2002	2001		2000	12-31-99

Net asset value, beginning of period	$21.74		$19.43		$12.98	$13.59		$17.32	$17.13	$11.57

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.08)		(0.07)	(0.10	)(2)	(0.22)	(0.22)	(0.01)
Net realized and unrealized gain (loss) on investments	0.31		2.39		6.52	(0.51)		(3.48)	0.88	6.00

Total from investment operations	0.30		2.31		6.45	(0.61)		(3.70)	0.66	5.99

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.03)	(0.47)	(0.42)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.03)	(0.47)	(0.43)

Net asset value, end of period	$22.04		$21.74		$19.43	$12.98		$13.59	$17.32	$17.13

Total return	1.38%		11.89%		49.69%	-4.49%	-21.32%		3.98%	51.80%
Net assets, end of period (in millions)	$28		$27		$23	$19		$25	$50	$8
Ratio of expenses to average net assets including reimbursement	2.65	%(3)	2.56	%(3)	2.98%	2.92%		2.91%	2.58%	2.96	%(3)
Ratio of net investment loss to average net assets including reimbursement	-0.11	%(3)	-1.54	%(3)	-0.43%	-0.70%		-1.20%	-1.11%	-0.89	%(3)
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.92%		2.93%	NA	6.84	%(3)
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-0.70%		-1.22%	NA	-4.77	%(3)
Portfolio turnover rate	38%		31%		123%	69%		66%	46%	108%

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 7-24-03(1) to 12-31-03

Net asset value, beginning of period	$22.30		$19.89		$14.88

Income (loss) from investment operations:
Net investment income (loss)	0.07	(2)	(0.02)		(0.04)
Net realized and unrealized gain on investments	0.34	(2)	2.43		5.12

Total from investment operations	0.41		2.41		5.08

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.07)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.07)

Net asset value, end of period	$22.71		$22.30		$19.89

Total return	1.84%		12.12%		34.14%
Net assets, end of period (in millions)	$2		$4		$3
Ratio of expenses to average net assets	1.68	%(3)	1.75	%(3)	1.51	%(3)
Ratio of net investment income (loss) to average net assets	0.60	%(3)	-0.71	%(3)	-0.58	%(3)
Portfolio turnover rate	38%		31%		123	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,				For the period from 5-3-99(2) to
	9-30-04		3-31-04		2003	2002	2001	2000	12-31-99

Net asset value, beginning of period	$22.48		$20.03		$13.34	$13.80	$17.39	$17.23	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.17		(0.01)		0.24	0.06 (3)	(0.02)	(0.02)	0.00
Net realized and unrealized gain (loss) on investments	0.28		2.46		6.58	(0.52)	(3.54)	0.85	16.46

Total from investment operations	0.45		2.45		6.82	(0.46)	(3.56)	0.83	16.46

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.13)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.03)	(0.67)	(9.22)

Total distributions	(0.00)		(0.00)		(0.13)	(0.00)	(0.03)	(0.67)	(9.24)

Net asset value, end of period	$22.93		$22.48		$20.03	$13.34	$13.80	$17.39	$17.23

Total return	2.00%		12.23%		51.12%	-3.33%	-20.44%	5.01%	217.16%
Net assets, end of period (in millions)	$4		$4		$4	$6	$9	$19	$5
Ratio of expenses to average net assets including reimbursement	1.42	%(4)	1.41	%(4)	1.96%	1.81%	1.72%	1.55%	1.93	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	1.16	%(4)	-0.41	%(4)	1.02%	0.40%	0.00%	-0.09%	0.14	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	1.81%	1.74%	NA	5.81	%(4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		NA	0.40%	-0.02%	NA	-3.74	%(4)
Portfolio turnover rate	38%		31%		123%	69%	66%	46%	108%

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class I Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal period ended		For the fiscal year ended December 31,			For the period from 3-16-00(2) to
	3-31-04		2003	2002	2001	12-31-00

Net asset value, beginning of period	$20.04		$13.32	$13.78	$17.37	$26.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.12	0.07 (3)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.40		6.71	(0.53)	(3.55)	(7.92)

Total from investment operations	2.44		6.83	(0.46)	(3.56)	(7.93)

Less distributions from:
Net investment income	(0.00)		(0.11)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.03)	(0.70)

Total distributions	(0.00)		(0.11)	(0.00)	(0.03)	(0.70)

Net asset value, end of period	$22.48		$20.04	$13.32	$13.78	$17.37

Total return	12.18%		51.28%	-3.34%	-20.46%	-30.40%
Net assets, end of period (in thousands)	$19		$32	$30	$13	$17
Ratio of expenses to average net assets including reimbursement	1.43	%(4)	2.05%	1.65%	1.80%	1.54	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.40	%(4)	0.60%	0.56%	-0.08%	-0.07	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		NA	1.65%	1.82%	NA
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA	0.56%	-0.10%	NA
Portfolio turnover rate	31%		123%	69%	66%	46	%(5)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.
(5)For the 12 months ended December 31, 2000.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY GLOBAL NATURAL RESOURCES FUND

Portfolio Highlights

On September 30, 2004, Ivy Global Natural Resources Fund had net assets totaling $594,593,704 invested in a diversified portfolio of:

94.69%	Common Stocks and Warrants
5.28%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts
0.03%	Preferred Stock

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Canada	$38.85
United States	$19.97
South America	$11.29
Africa	$7.29
Europe	$6.31
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$5.28
Other	$5.09
Pacific Basin	$4.62
Mexico	$1.30

Energy Stocks	$34.98
Raw Materials Stocks	$33.48
Multi-Industry Stocks	$10.26
Capital Goods Stocks	$6.44
Shelter Stocks	$6.24
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$5.28
Miscellaneous Stocks	$3.29
Preferred Stock	$0.03

The Investments of Ivy Global Natural Resources Fund

September 30, 2004
COMMON STOCKS AND WARRANTS	Shares	Value

Australia - 0.18%
Central Asia Gold Limited (A)*	2,760,964	$1,080,023

Belgium - 0.55%
n.v. Umicore s.a. (A)	45,000	3,283,273

Bermuda - 2.39%
Nabors Industries Ltd.*	300,000	14,205,000

Brazil - 8.49%
Aracruz Celulose S.A., ADR	275,000	9,108,000
Caemi Mineracao e Metalurgia S.A. (A)*	9,500,000	5,974,843
Companhia Vale do Rio Doce, ADR	600,000	13,482,000
Petroleo Brasileiro S.A. - Petrobras	58,000	2,044,500
Suzono Bahia Sul Papal E Celulose S.A.	3,000,000	12,421,383
Votorantim Celulose e Papel S.A., ADR	215,000	7,428,250

		50,458,976

Canada - 38.85%
APF Energy Trust (A)	121,315	1,126,860
Agricore United (A)*	162,000	993,354
Alcan Inc. (A)	400,000	19,147,084
CHC Helicopter Corporation, Class A (A)	245,000	9,498,378
Calfrac Well Services Ltd. (A)*	531,000	14,242,345
Cambior Inc. (A)*	150,000	456,919
Cameco Corporation (A)	65,000	5,160,812
Canfor Corporation (A)*	335,100	4,228,851
Clear Energy Inc. (A)*	548,250	1,821,861
Cyries Energy Inc. (A)*	62,220	334,754
Domtar Inc. (A)	325,000	3,908,537
Espoir Exploration Corp., Class A Special Warrants (A)(B)*	330,000	953,003
Falconbridge Limited (A)	295,000	7,842,393
Ferus Gas Industries Trust (A)(B)*	615,000	1,216,473
First Quantum Minerals Ltd. (A)*	694,600	9,177,799
Forte Resources Inc. (A)(B)*	450,000	1,103,727
Guinor Gold Corporation (A)*	4,141,875	3,506,453
Guinor Gold Corporation, Special Warrants (A)*	1,000,000	846,586
High Point Resources Inc. (A)*	640,300	957,486
High Point Resources Inc. (A)(B)*	290,000	433,658
IAMGOLD Corporation (A)	1,180,000	9,448,216
IAMGOLD Corporation (A)(B)	125,000	1,000,870
Inco Limited (A)*	125,000	4,885,671
Mustang Resources Inc., Class A (A)(B)*	179,700	1,015,179
Pason Systems Inc. (A)	112,000	2,753,256
Petro-Canada (A)	100,000	5,201,361
PetroKazakhstan Inc., Class A (A)	300,000	10,185,141
Placer Dome Inc. (A)	650,000	12,959,886
Precision Drilling Corporation (A)*	450,000	25,859,245
Progress Energy Ltd. (A)*	311,100	3,679,836
Rider Resources Ltd. (A)*	320,000	1,240,604
Rio Narcea Gold Mines, Ltd. (A)*	452,208	1,119,876
Savanna Energy Services Corp. (A)*	882,400	9,006,219
Sino-Forest Corporation, Class A (A)*	2,250,000	5,999,288
Technicoil Corporation (A)(B)*	3,800,000	4,750,000
Trican Well Service Ltd. (A)*	504,000	19,140,755
West Fraser Timber Co. Ltd. (A)*	125,000	5,305,997
Western Oil Sands Inc., Class A (A)*	475,000	14,183,480
zed.i solutions inc. (A)*	2,886,300	4,544,455
zed.i solutions inc. (A)(B)*	1,300,000	1,760,282

		230,996,950

Cayman Islands - 2.70%
Noble Corporation*	357,000	16,047,150

China - 4.44%
Aluminum Corporation of China Limited, ADR	125,000	8,295,000
China Petroleum & Chemical Corporation, ADR	275,000	11,288,750
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	6,500,000	6,834,998

		26,418,748

France - 0.40%
L'Air Liquide S.A. (A)	15,000	2,352,780

Germany - 1.16%
BASF Aktiengesellschaft (A)	80,000	4,699,350
Bayer Aktiengesellschaft (A)	80,000	2,185,744

		6,885,094

Italy - 0.66%
Saipem S.p.A. (A)	350,000	3,933,718

Mexico - 1.30%
Cemex, S.A. de C.V., ADR	275,700	7,758,198

Peru - 2.80%
Compania de Minas Buenaventura S.A.A., ADR	700,000	16,625,000

Russia - 0.81%
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	75,500	4,794,250

South Africa - 7.26%
Anglo American Platinum Corporation Limited (A)	60,000	2,520,269
Gold Fields Limited, ADR	375,000	5,118,750
Impala Platinum Holdings Limited (A)	225,000	18,033,357
Mvelaphanda Resources Limited (A)*	4,799,210	13,933,310
Sappi Limited, ADR	250,000	3,580,000

		43,185,686

United Kingdom - 2.73%
Boc Group plc (A)	170,000	2,719,617
Highland Gold Mining Limited (A)	475,000	2,149,019
Randgold Resources Limited, ADR*	1,147,400	11,353,523

		16,222,159

United States - 19.97%
Alcoa Incorporated	307,000	10,312,130
Arch Coal, Inc.	310,000	11,001,900
BJ Services Company*	181,000	9,486,210
Cal Dive International, Inc.*	50,000	1,783,500
ConocoPhillips	30,000	2,485,500
Cooper Cameron Corporation*	200,000	10,968,000
Delta Petroleum Corporation*	91,300	1,188,726
Delta Petroleum Corporation (B)*	100,000	1,302,000
du Pont (E.I.) de Nemours and Company	39,000	1,669,200
KFx Inc.*	275,000	2,120,250
Patterson-UTI Energy, Inc.	725,000	13,811,250
Peabody Energy Corporation	275,000	16,362,500
Pioneer Drilling Company*	452,000	3,796,800
Plains Exploration and Production Company*	250,000	5,965,000
Praxair, Inc.	55,000	2,350,700
Smith International, Inc.*	170,000	10,324,100
Tidewater Inc.	80,000	2,604,000
Valero Energy Corporation	140,000	11,229,400

		118,761,166

TOTAL COMMON STOCKS AND WARRANTS - 94.69%		$563,008,171

(Cost: $465,007,190)

PREFERRED STOCK - 0.03%

South Africa
Anglo American Platinum Corporation Limited, 6.38% Convertible (A)	11,054	$219,014

(Cost: $166,006)

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (1.35%)	Face Amount in Thousands

Canadian Dollar, 10-6-04 (C)	CAD77,000	(3,006,450)
Canadian Dollar, 10-20-04 (C)	42,000	(1,460,988)
Canadian Dollar, 11-10-04 (C)	42,000	(1,456,590)
Canadian Dollar, 11-24-04 (C)	31,000	(368,365)
Canadian Dollar, 12-8-04 (C)	46,000	(1,068,019)
Canadian Dollar, 12-22-04 (C)	46,000	(1,090,707)
South African Rand, 10-6-04 (C)	ZAR59,400	171,597
South African Rand, 11-10-04 (C)	88,500	367,010
South African Rand, 12-15-04 (C)	64,400	(115,375)

		$(8,027,887)

TOTAL SHORT-TERM SECURITIES - 5.85%		$34,762,658

(Cost: $34,762,658)

TOTAL INVESTMENT SECURITIES - 99.22%		$589,961,956

(Cost: $499,935,854)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.78%		4,631,748

NET ASSETS - 100.00%		$594,593,704

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $13,535,192 or 2.28% of net assets.
(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, ZAR - South African Rand).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY GLOBAL NATURAL RESOURCES FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$499,936) (Notes 1 and 3)	$589,962
Receivables:
Investment securities sold	13,668
Fund shares sold	11,408
Dividends and interest	393
Prepaid and other assets	74

Total assets	615,505

LIABILITIES
Payable for investment securities purchased	16,705
Due to custodian	2,964
Accrued management fee (Note 2)	436
Payable to Fund shareholders	368
Accrued shareholder servicing (Note 2)	119
Accrued service fee (Note 2)	109
Accrued distribution fee (Note 2)	102
Accrued accounting and administrative services fees (Note 2)	12
Other	96

Total liabilities	20,911

Total net assets	$594,594

NET ASSETS
Capital paid in	$502,391
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(2,225)
Accumulated undistributed net realized gain on investment transactions	4,359
Net unrealized appreciation in value of investments	90,069

Net assets applicable to outstanding units of capital	$594,594

Net asset value per share (net assets divided by shares outstanding):
Class A	$19.82
Class B	$19.06
Class C	$18.72
Class Y	$19.89
Advisor Class	$19.64
Capital shares outstanding:
Class A	20,208
Class B	2,902
Class C	6,934
Class Y	426
Advisor Class	28

See Notes to Financial Statements

Statement of Operations
      IVY GLOBAL NATURAL RESOURCES FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $144)	$2,391
Interest and amortization	129

Total income	2,520

Expenses (Note 2):
Investment management fee	1,997
Shareholder servicing:
Class A	319
Class B	64
Class C	111
Class Y	5
Advisor Class	1
Service fee:
Class A	312
Class B	49
Class C	110
Class Y	6
Distribution fee:
Class A	22
Class B	148
Class C	330
Legal fees	85
Accounting and administrative services fees	62
Custodian fees	51
Audit fees	19
Other	196

Total	3,887
Less expenses in excess of voluntary limit (Note 2)	(45)

Total expenses	3,842

Net investment loss	(1,322)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	9,149
Realized net loss on foreign currency transactions	(110)

Realized net gain on investments	9,039

Unrealized appreciation in value of securities during the period	60,463
Unrealized depreciation in value of forward currency contracts during the period	(6,686)

Unrealized appreciation in value of investments during the period	53,777

Net gain on investments	62,816

Net increase in net assets resulting from operations	$61,494

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY GLOBAL NATURAL RESOURCES FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(1,322)	$(567)	$(548)
Realized net gain on investments	9,039	4,448	542
Unrealized appreciation	53,777	7,776	27,890

Net increase in net assets resulting from operations	61,494	11,657	27,884

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-	(267)
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	(3)
Advisor Class	-	-	(4)
Realized gains on investment transactions:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-

	-	-	(274)

Capital share transactions (Note 5)	242,957	126,275	93,172

Total increase	304,451	137,932	120,782
NET ASSETS
Beginning of period	290,143	152,211	31,429

End of period	$594,594	$290,143	$152,211

Undistributed net investment loss	$(2,225)	$(793)	$(1,119)

(1)See "Financial Highlights" on pages 108 - 112.

See Notes to Financial Statements

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002		2001	2000	1999

Net asset value, beginning of period	$17.63		$16.69		$11.50	$11.05		$9.74	$8.91	$6.32

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03		0.10	(0.11	)(1)	0.04 (1)	(0.07)	0.00 (1)
Net realized and unrealized gain on investments	2.21		0.91		5.14	0.63		1.45	0.95	2.59

Total from investment operations	2.19		0.94		5.24	0.52		1.49	0.88	2.59

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.05)	(0.00)		(0.18)	(0.05)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.07)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)		(0.05)	(0.07)		(0.18)	(0.05)	(0.00)

Net asset value, end of period	$19.82		$17.63		$16.69	$11.50		$11.05	$9.74	$8.91

Total return(2)	12.42%		5.63%		45.61%	4.66%		15.40%	9.86%	40.98%
Net assets, end of period (in millions)	$401		$192		$95	$17		$8	$6	$6
Ratio of expenses to average net assets including reimbursement	1.69	%(3)	1.65	%(3)	1.89%	2.22%		2.25%	2.29%	2.16%
Ratio of net investment income (loss) to average net assets including reimbursement	-0.43	%(3)	-0.80	%(3)	-0.66%	-0.91%		0.38%	-0.69%	0.02%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.38%		3.71%	4.54%	4.53%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-1.07%		-1.08%	-2.94%	-2.35%
Portfolio turnover rate	37%		29%		58%	67%		169%	134%	157%

(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002		2001		2000	1999

Net asset value, beginning of period	$17.04		$16.16		$11.19	$10.81		$9.56		$8.77	$6.27

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.01)		(0.06)	(0.19	)(1)	(0.02	)(1)	(0.09)	(0.04	)(1)
Net realized and unrealized gain on investments	2.03		0.89		5.03	0.57		1.42		0.90	2.54

Total from investment operations	2.02		0.88		4.97	0.38		1.40		0.81	2.50

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.15)		(0.02)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)		(0.00)	(0.00)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.15)		(0.02)	(0.00)

Net asset value, end of period	$19.06		$17.04		$16.16	$11.19		$10.81		$9.56	$8.77

Total return	11.85%		5.45%		44.42%	3.52%		14.73%		9.27%	39.87%
Net assets, end of period (in millions)	$55		$30		$21	$9		$5		$3	$3
Ratio of expenses to average net assets including reimbursement	2.54	%(2)	2.42	%(2)	2.90%	2.93%		2.87%		2.80%	2.71%
Ratio of net investment loss to average net assets including reimbursement	-1.28	%(2)	-1.59	%(2)	-1.54%	-1.62%		-0.24%		-1.20%	-0.53%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	3.09%		4.33%		5.05%	5.08%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-1.78%		-1.70%		-3.45%	-2.90%
Portfolio turnover rate	37%		29%		58%	67%		169%		134%	157%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-04	3-31-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$16.72	$15.86	$10.97	$10.61	$9.40	$8.63	$6.21

Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.00	0.04	(0.18	)(1)	(0.02	)(1)	(0.07)	(0.04	)(1)
Net realized and unrealized gain on investments	2.05	0.86	4.85	0.55	1.39	0.89	2.46

Total from investment operations	2.00	0.86	4.89	0.37	1.37	0.82	2.42

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.16)	(0.05)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.01)	(0.16)	(0.05)	(0.00)

Net asset value, end of period	$18.72	$16.72	$15.86	$10.97	$10.61	$9.40	$8.63

Total return	11.96%	5.42%	44.58%	3.46%	14.62%	9.49%	38.97%
Net assets, end of period (in thousands)	$129,850	$63,783	$33,738	$5,189	$1,788	$715	$472
Ratio of expenses to average net assets including reimbursement	2.40	%(2)	2.38	%(2)	2.65%	2.94%	2.86%	2.70%	2.73%
Ratio of net investment loss to average net assets including reimbursement	-1.19	%(2)	-1.54	%(2)	-1.48%	-1.64%	-0.23%	-1.10%	-0.55%
Ratio of expenses to average net assets excluding reimbursement	2.48	%(2)	NA	NA	3.10%	4.32%	4.95%	5.10%
Ratio of net investment loss to average net assets excluding reimbursement	-1.26	%(2)	NA	NA	-1.80%	-1.69%	-3.35%	-2.92%
Portfolio turnover rate	37%	29%	58%	67%	169%	134%	157%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 7-24-03(1) to 12-31-03

Net asset value, beginning of period	$17.66		$16.70		$12.60

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01		0.00
Net realized and unrealized gain on investments	2.24		0.95		4.16

Total from investment operations	2.23		0.96		4.16

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.06)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.06)

Net asset value, end of period	$19.89		$17.66		$16.70

Total return	12.63%		5.75%		33.03%
Net assets, end of period (in millions)	$8		$4		$1
Ratio of expenses to average net assets including reimbursement	1.20	%(2)	1.20	%(2)	1.39	%(2)
Ratio of net investment income (loss) to average net assets including reimbursement	0.03	%(2)	-0.35	%(2)	-0.54	%(2)
Ratio of expenses to average net assets excluding reimbursement	1.61	%(2)	1.63	%(2)	NA
Ratio of net investment loss to average net assets excluding reimbursement	-0.38	%(2)	-0.79	%(2)	NA
Portfolio turnover rate	37%		29%		58	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,				For the period from 4-8-99(2) to
	9-30-04		3-31-04		2003	2002	2001	2000	12-31-99

Net asset value, beginning of period	$17.47		$16.54		$11.43	$11.02	$9.74	$8.90	$7.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)		(0.58)	(0.07)	0.09 (3)	(0.05)	0.02	(3)
Net realized and unrealized gain on investments	2.21		0.96		5.78	0.56	1.43	0.95	1.88

Total from investment operations	2.17		0.93		5.20	0.49	1.52	0.90	1.90

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.09)	(0.00)	(0.24)	(0.06)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.08)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)		(0.09)	(0.08)	(0.24)	(0.06)	(0.00)

Net asset value, end of period	$19.64		$17.47		$16.54	$11.43	$11.02	$9.74	$8.90

Total return	12.42%		5.62%		45.55%	4.46%	15.71%	10.17%	27.14%
Net assets, end of period (in thousands)	$543		$512		$484	$570	$465	$22	$26
Ratio of expenses to average net assets including reimbursement	1.61	%(4)	1.57	%(4)	2.19%	1.82%	1.78%	2.02%	1.87	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.33	%(4)	-0.74	%(4)	-0.41%	-0.51%	0.85%	-0.42%	0.31	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	1.98%	3.24%	4.27%	4.24	%(4)
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-0.67%	-0.61%	-2.67%	-2.06	%(4)
Portfolio turnover rate	37%		29%		58%	67%	169%	134%	157	%(5)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.
(5)For the 12 months ended December 31, 1999.

See Notes to Financial Statements

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL FUND

Portfolio Highlights

On September 30, 2004, Ivy International Fund had net assets totaling $153,908,738 invested in a diversified portfolio of:

97.59%	Common Stocks
2.41%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your
Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$68.45
Pacific Basin	$21.24
Scandinavia	$3.28
Canada	$2.75
Cash and Cash Equivalents	$2.41
United States	$1.42
Mexico	$0.45

Financial Services Stocks	$20.65
Consumer Goods Stocks	$13.41
Utilities Stocks	$9.48
Energy Stocks	$8.05
Health Care Stocks	$7.66
Capital Goods Stocks	$7.16
Retail Stocks	$7.02
Technology Stocks	$6.38
Business Equipment and Services Stocks	$5.02
Consumer Services Stocks	$4.52
Multi-Industry Stocks	$4.44
Raw Materials Stocks	$2.46
Cash and Cash Equivalents	$2.41
Transportation Stocks	$1.34

The Investments of Ivy International Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Australia - 2.43%
Australia and New Zealand Banking Group Limited (A)	74,700	$1,029,223
News Corporation Limited (The) (A)	200,000	1,653,081
Westpac Banking Corporation (A)	82,000	1,053,176

		3,735,480

Austria - 2.18%
Erste Bank der oesterreichischen Sparkassen AG (A)*	80,600	3,353,254

Canada - 2.75%
EnCana Corporation (A)	55,100	2,543,781
Shoppers Drug Mart Corporation (A)(B)*	62,350	1,687,135

		4,230,916

China - 1.04%
Ping An Insurance (Group) Company of China, Ltd. (A)(B)*	1,089,000	1,598,986

Denmark - 0.55%
A.P. Moller-Maersk A/S (A)	110	842,680

France - 12.64%
AXA (A)	45,000	910,375
Credit Agricole S.A. (A)	65,300	1,780,870
France Telecom (A)*	35,700	889,377
JCDecaux S.A. (A)*	70,000	1,590,874
Lafarge (A)	14,000	1,224,886
PagesJaunes (A)(B)*	110,000	2,113,341
Pernod Ricard (A)	12,550	1,666,127
Schneider Electric SA (A)	29,000	1,874,586
TF1 (A)	28,130	797,907
THOMSON (A)	50,000	1,046,922
Total S.A. (A)	19,324	3,935,750
VINCI (A)	14,050	1,616,621

		19,447,636

Germany - 13.53%
Allianz Aktiengesellschaft, Registered Shares (A)	32,000	3,215,031
BASF Aktiengesellschaft (A)	43,350	2,546,460
Deutsche Telekom AG, Registered Shares (A)*	76,000	1,406,327
E.ON AG (A)	11,100	816,767
Fresenius AG (A)	5,430	440,419
Henkel Kommanditgesellschaft auf Aktien (A)	5,450	400,687
ProSieben- Sat.1 Meida Aktiengesellschaft (A)	95,000	1,734,313
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	20,000	5,340,170
RWE Aktiengesellschaft (A)	26,000	1,239,913
SAP Aktiengesellschaft (A)	10,900	1,698,857
Siemens AG (A)	26,982	1,977,028

		20,815,972

Ireland - 4.36%
Anglo Irish Bank Corporation plc (Great Britain) (A)	186,719	3,450,468
Anglo Irish Bank Corporation plc (Ireland) (A)	32,500	595,336
CRH public limited company (A)	60,700	1,439,822
DEPFA BANK plc (A)(B)	90,000	1,223,892

		6,709,518

Italy - 4.77%
Assicurazioni Generali SpA (A)	36,700	1,008,635
Banco Popolare di Verona e Novara S.c. a r.l. (A)	65,130	1,142,095
Eni S.p.A. (A)	120,000	2,688,465
Saipem S.p.A. (A)	75,000	842,940
Snam Rete Gas S.p.A. (A)	345,000	1,666,692

		7,348,827

Japan - 16.02%
ACOM CO., LTD. (A)	20,000	1,237,806
Asahi Glass Company, Limited (A)	108,000	983,021
Canon Inc. (A)	51,970	2,442,984
Honda Motor Co., Ltd. (A)	21,900	1,061,264
Hoya Corporation (A)	19,000	1,991,470
iShares MSCI Japan Index Fund	400,000	3,880,000
Kao Corporation (A)	108,000	2,386,497
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	190	1,584,555
Nikko Cordial Corporation (A)	342,000	1,387,304
Nippon Telegraph and Telephone Corporation (A)	360	1,434,185
Nomura Holdings, Inc. (A)	113,300	1,454,871
Takeda Chemical Industries, Ltd. (A)	33,000	1,497,345
Tokyo Gas Co., Ltd. (A)	350,000	1,241,889
Toyota Motor Corporation (A)	54,200	2,075,629

		24,658,820

Mexico - 0.45%
Grupo Televisa, S.A., GDR	13,200	696,036

Netherlands - 1.58%
Euronext N.V. (A)	32,930	936,922
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	65,000	1,488,541

		2,425,463

South Korea - 1.26%
Samsung Electronics Co., Ltd. (A)	4,890	1,944,959

Sweden - 2.73%
Telefonaktiebolaget LM Ericsson, Class B (A)*	1,355,350	4,204,193

Switzerland - 10.89%
Baloise-Holding, Registered Shares (A)	19,500	754,632
Clariant Ltd., Registered Shares (A)	70,000	839,349
Credit Suisse Group, Registered Shares (A)*	50,400	1,610,876
Holcim Ltd, Registered Shares (A)	20,100	1,061,586
Nestle S.A., Registered Shares (A)	10,280	2,358,101
Novartis AG, Registered Shares (A)	91,600	4,275,842
Roche Holdings AG, Genussschein (A)	23,900	2,472,810
Serono S.A., Class B (A)	1,000	618,383
UBS AG (A)	39,260	2,767,849

		16,759,428

Taiwan - 0.49%
AU Optronics Corp., ADR	60,600	758,712

United Kingdom - 18.50%
BAA plc (A)	121,000	1,212,019
BP p.l.c. (A)	337,700	3,223,741
British Sky Broadcasting Group plc (A)	141,982	1,231,408
Compass Group PLC (A)	582,240	2,323,364
Diageo plc (A)	57,000	711,755
GlaxoSmithKline plc (A)	114,660	2,471,327
ITV plc (A)	436,000	850,179
NEXT plc (A)	89,970	2,658,830
Reckitt Benckiser plc (A)	102,065	2,500,933
Royal Bank of Scotland Group plc (The) (A)	84,900	2,452,151
tesco plc (A)	800,000	4,129,735
Vodafone Group Plc (A)	1,307,000	3,128,080
WPP Group plc (A)	170,000	1,582,854

		28,476,376

United States - 1.42%
iShares MSCI Pacific ex-Japan Index Fund	15,000	1,200,150
Research In Motion Limited*	13,000	992,355

		2,192,505

TOTAL COMMON STOCKS - 97.59%		$150,199,761

(Cost: $127,850,648)

TOTAL SHORT-TERM SECURITIES - 2.79%	$4,289,701

(Cost: $4,289,701)

TOTAL INVESTMENT SECURITIES - 100.38%	$154,489,462

(Cost: $132,140,349)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.38%)	(580,724)

NET ASSETS - 100.00%	$153,908,738

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $6,623,354 or 4.30% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$132,140) (Notes 1 and 3)	$154,489
Receivables:
Dividends and interest	611
Fund shares sold	49
Prepaid and other assets	24

Total assets	155,173

LIABILITIES
Payable to Fund shareholders	783
Due to custodian	151
Accrued management fee (Note 2)	127
Accrued shareholder servicing (Note 2)	74
Accrued distribution fee (Note 2)	26
Accrued service fee (Note 2)	26
Accrued accounting and administrative services fees (Note 2)	6
Other	71

Total liabilities	1,264

Total net assets	$153,909

NET ASSETS
Capital paid in	$446,918
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(159)
Accumulated undistributed net realized loss on investment transactions	(315,236)
Net unrealized appreciation in value of investments	22,386

Net assets applicable to outstanding units of capital	$153,909

Net asset value per share (net assets divided by shares outstanding):
Class A	$20.43
Class B	$19.14
Class C	$19.04
Class Y	$20.43
Advisor Class	$20.61
Class I	$20.66
Capital shares outstanding:
Class A	5,501,671
Class B	1,663,420
Class C	481,149
Class Y	7,476
Advisor Class	24
Class I	18,416

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $209)	$1,673
Interest and amortization	27

Total income	1,700

Expenses (Note 2):
Investment management fee	833
Shareholder servicing:
Class A	142
Class B	113
Class C	26
Class Y	- *
Advisor Class	- *
Class I	1
Distribution fee:
Class A	- *
Class B	145
Class C	37
Service fee:
Class A	110
Class B	48
Class C	12
Class Y	- *
Accounting and administrative services fees	36
Custodian fees	28
Legal fees	22
Audit fees	20
Other	84

Total expenses	1,657

Net investment income	43

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(4,198)
Realized net loss on foreign currency transactions	(150)

Realized net loss on investments	(4,348)
Unrealized depreciation in value of investments during the period	(3,596)

Net loss on investments	(7,944)

Net decrease in net assets resulting from operations	$(7,901)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 12-31-03

DECREASE IN NET ASSETS
Operations:
Net investment income (loss)	$43	$(292)	$(812)
Realized net gain (loss) on investments	(4,348)	4,763	(33,074)
Unrealized appreciation (depreciation)	(3,596)	1,782	77,768

Net increase (decrease) in net assets resulting from operations	(7,901)	6,253	43,882

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-
Class I	-	-	-
Realized gains on investment transactions:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-
Class I	-	-	-

	-	-	-

Capital share transactions (Note 5)	(23,893)	(11,627)	(62,837)

Total decrease	(31,794)	(5,374)	(18,955)
NET ASSETS
Beginning of period	185,703	191,077	210,032

End of period	$153,909	$185,703	$191,077

Undistributed net investment loss	$(159)	$(52)	$(52)

(1)See "Financial Highlights" on pages 121-126.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$21.34		$20.64		$16.35	$20.69	$26.20	$47.09	$41.20

Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.01)		(0.02)	0.06 (1)	0.05	0.19	0.30
Net realized and unrealized gain (loss) on investments	(0.96)		0.71		4.31	(4.40)	(5.56)	(12.44)	8.31

Total from investment operations	(0.91)		0.70		4.29	(4.34)	(5.51)	(12.25)	8.61

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.04)	(0.24)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(8.60)	(2.48)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(8.64)	(2.72)

Net asset value, end of period	$20.43		$21.34		$20.64	$16.35	$20.69	$26.20	$47.09

Total return(2)	-4.27%		3.39%		26.24%	-20.96%	-21.03%	-17.26%	21.05%
Net assets, end of period (in millions)	$112		$125		$124	$127	$345	$588	$1,574
Ratio of expenses to average net assets including reimbursement	1.65	%(3)	1.69	%(3)	1.81%	1.89%	1.60%	1.66%	1.66%
Ratio of net investment income (loss) to average net assets including reimbursement	0.37	%(3)	-0.26	%(3)	-0.07%	0.32%	0.18%	0.37%	0.63%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	1.89%	1.66%	NA	NA
Ratio of net investment income to average net assets excluding reimbursement	NA		NA		NA	0.32%	0.12%	NA	NA
Portfolio turnover rate	27%		27%		136%	34%	43%	91%	7%
(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002		2001	2000	1999

Net asset value, beginning of period	$20.12		$19.52		$15.62	$20.03		$25.64	$46.78	$40.97

Income (loss) from investment operations:
Net investment loss	(0.19)		(0.07)		(0.23)	(0.12	)(1)	(0.21)	(0.17)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.79)		0.67		4.13	(4.29)		(5.40)	(12.33)	8.27

Total from investment operations	(0.98)		0.60		3.90	(4.41)		(5.61)	(12.50)	8.21

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.04)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.60)	(2.40)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.64)	(2.40)

Net asset value, end of period	$19.14		$20.12		$19.52	$15.62		$20.03	$25.64	$46.78

Total return	-4.87%		3.08%		24.97%	-22.00%		-21.88%	-17.95%	20.15%
Net assets, end of period (in millions)	$32		$49		$55	$68		$137	$281	$541
Ratio of expenses to average net assets including reimbursement	2.82	%(2)	2.75	%(2)	2.84%	2.85%		2.54%	2.50%	2.42%
Ratio of net investment loss to average net assets including reimbursement	-0.71	%(2)	-1.35	%(2)	-1.06%	-0.64%		-0.76%	-0.47%	-0.13%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.85%		2.60%	NA	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-0.64%		-0.82%	NA	NA
Portfolio turnover rate	27%		27%		136%	34%		43%	91%	7%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001		2000	1999

Net asset value, beginning of period	$20.00		$19.39		$15.52	$19.90		$25.46	$46.57	$40.79

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.07)		(0.20)	(0.11	)(1)	(0.21)	(0.19)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.86)		0.68		4.07	(4.27)		(5.35)	(12.28)	8.23

Total from investment operations	(0.96)		0.61		3.87	(4.38)		(5.56)	(12.47)	8.18

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.04)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.60)	(2.40)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.64)	(2.40)

Net asset value, end of period	$19.04		$20.00		$19.39	$15.52		$19.90	$25.46	$46.57

Total return	-4.80%		3.15%		24.94%	-22.00%	-21.84%		-17.97%	20.16%
Net assets, end of period (in millions)	$9		$11		$12	$14		$26	$57	$143
Ratio of expenses to average net assets including reimbursement	2.75	%(2)	2.67	%(2)	2.80%	2.83%		2.54%	2.49%	2.42%
Ratio of net investment loss to average net assets including reimbursement	-0.72	%(2)	-1.25	%(2)	-0.94%	-0.62%		-0.76%	-0.46%	-0.13%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.83%		2.60%	NA	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-0.62%		-0.82%	NA	NA
Portfolio turnover rate	27%		27%		136%	34%		43%	91%	7%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 7-24-03(1) to 12-31-03

Net asset value, beginning of period	$21.35		$20.65		$17.69

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.02)		0.02
Net realized and unrealized gain (loss) on investments	(0.93)		0.72		2.94

Total from investment operations	(0.92)		0.70		2.96

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)

Net asset value, end of period	$20.43		$21.35		$20.65

Total return	-4.31%		3.39%		16.73%
Net assets, end of period (in thousands)	$153		$140		$135
Ratio of expenses to average net assets	1.69	%(2)	1.76	%(2)	0.59	%(2)
Ratio of net investment income (loss) to average net assets	0.23	%(2)	-0.32	%(2)	0.24	%(2)
Portfolio turnover rate	27%		27%		136	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the twelve months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,			For the period from 8-31-00(2) to
	9-30-04		3-31-04		2003	2002(3)	2001	12-31-00

Net asset value, beginning of period	$21.66		$21.00		$16.85	$20.67	$26.25	$40.05

Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.08)		(1.00)	(0.24)	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.97)		0.74		5.15	(3.58)	(5.59)	(5.18)

Total from investment operations	(1.05)		0.66		4.15	(3.82)	(5.58)	(5.16)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.04)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(8.60)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(8.64)

Net asset value, end of period	$20.61		$21.66		$21.00	$16.85	$20.67	$26.25

Total return	-4.85%		3.14%		25.00%	-18.71%	-21.26%	-12.09%
Net assets, end of period (in thousands)	$1		$1		$1	$2	$5	$4
Ratio of expenses to average net assets including reimbursement	2.68	%(4)	2.35	%(4)	2.72%	3.46%	1.69%	2.10	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.81	%(4)	-1.58	%(4)	-0.98%	-1.24%	0.09%	-0.08	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	3.46%	1.75%	NA
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		NA	-1.24%	0.03%	NA
Portfolio turnover rate	27%		27%		136%	34%	43%	91	%(5)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Advisor Class Shares were outstanding for the period from 1-1-02 through 6-11-02 and from
7-3-02 through 12-31-02.
(4)Annualized.
(5)For the 12 months ended December 31, 2000.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class I Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-04	3-31-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$21.58	$20.86	$16.48	$20.85	$26.35	$47.09	$41.21

Income (loss) from investment operations:
Net investment income (loss)	0.25	(0.00)	(0.08)	0.14	(2)	0.15	0.64	0.52
Net realized and unrealized gain (loss) on investments	(1.17)	0.72	4.46	(4.51)	(5.65)	(12.74)	8.34

Total from investment operations	(0.92)	0.72	4.38	(4.37)	(5.50)	(12.10)	8.86

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.04)	(0.42)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(8.60)	(2.56)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(8.64)	(2.98)

Net asset value, end of period	$20.66	$21.58	$20.86	$16.48	$20.85	$26.35	$47.09

Total return	-4.26%	3.45%	26.58%	-20.95%	-20.87%	-16.92%	21.66%
Net assets, end of period (in thousands)	$380	$669	$684	$1,304	$17,062	$33,907	$166,816
Ratio of expenses to average net assets including reimbursement	1.47	%(3)	1.38	%(3)	1.66%	1.51%	1.24%	1.24%	1.18%
Ratio of net investment income to average net assets including reimbursement	0.74	%(3)	0.04	%(3)	0.06%	0.70%	0.54%	0.79%	1.11%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	1.51%	1.30%	NA	NA
Ratio of net investment income to average net assets excluding reimbursement	NA	NA	NA	0.70%	0.48%	NA	NA
Portfolio turnover rate	27%	27%	136%	34%	43%	91%	7%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL BALANCED FUND

Portfolio Highlights

On September 30, 2004, Ivy International Balanced Fund had net assets totaling $70,487,095 invested in a diversified portfolio of:

59.16%	Common Stocks
31.41%	Other Government Securities
9.43%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$46.22
Pacific Basin	$23.38
Scandinavia	$15.70
Cash and Cash Equivalents	$9.43
Canada	$3.03
Caribbean	$0.80
Mexico	$0.76
Middle East	$0.68

Other Government Securities	$31.41
Utilities Stocks	$10.42
Cash and Cash Equivalents	$9.43
Financial Services Stocks	$9.23
Raw Materials Stocks	$5.45
Technology Stocks	$4.53
Miscellaneous Stocks	$4.44
Energy Stocks	$4.15
Consumer Durables Stocks	$3.44
Multi-Industry Stocks	$3.38
Consumer Services Stocks	$3.32
Health Care Stocks	$3.15
Capital Goods Stocks	$3.02
Consumer Nondurables Stocks	$2.32
Business Equipment and Services Stocks	$2.31

The Investments of Ivy International Balanced Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Australia - 3.23%
AMP Limited (A)	39,890	$180,024
Iluka Resources Limited (A)	191,820	675,319
John Fairfax Holdings Limited (A)	178,850	480,664
National Australia Bank Limited (A)	21,100	412,385
Qantas Airways Limited (A)	157,000	392,371
Qantas Airways Limited (A)(B)	54,528	136,275

		2,277,038

Belgium - 0.48%
Belgacom SA de droit public/NV van publiek recht (A)(B)*	9,400	336,674

Bermuda - 0.80%
ACE Limited	7,600	304,456
XL Capital Ltd, Class A	3,500	258,965

		563,421

Canada - 2.11%
BCE Inc. (A)	17,000	366,524
Barrick Gold Corporation (A)	35,800	753,446
Husky Energy Inc. (A)	15,150	369,071

		1,489,041

China - 0.45%
China Telecom Corporation Limited (A)	610,000	197,516
China Telecom Corporation Limited (A)(B)	360,000	116,567

		314,083

Denmark - 2.61%
ISS A/S (A)	9,200	487,516
Vestas Wind Systems A/S (A)*	93,333	1,351,336

		1,838,852

Finland - 2.10%
Metso Corporation (A)	36,600	469,535
Sampo Oyj, Class A (A)	6,025	66,594
Stora Enso Oyj, Class R (A)	35,050	473,591
UPM-Kymmene Corporation (A)	24,810	472,341

		1,482,061

France - 3.03%
AXA (A)	28,400	574,547
Compagnie Generale des Etablissements Michelin, Class B (A)	7,400	376,057
Sanofi-Aventis (A)	4,998	362,490
SUEZ (A)	8,800	188,630
Total S.A. (A)	3,110	633,419

		2,135,143

Germany - 2.26%
Bayer Aktiengesellschaft (A)	15,000	409,827
Deutsche Post AG (A)	21,840	423,392
E.ON AG (A)	6,860	504,777
Volkswagen Aktiengesellschaft (A)	9,430	257,059

		1,595,055

Hong Kong - 1.99%
Bank of East Asia, Limited (The) (A)	121,800	342,060
Cheung Kong (Holdings) Limited (A)	47,000	402,310
China Mobile (Hong Kong) Limited, ADR	19,410	296,973
Hutchison Whampoa Limited, Ordinary Shares (A)	46,000	359,831

		1,401,174

Israel - 0.68%
Check Point Software Technologies Ltd.*	28,200	478,695

Italy - 0.96%
Eni S.p.A. (A)	30,300	678,837

Japan - 3.82%
Hitachi, Ltd. (A)	34,000	205,490
NEC Corporation (A)	37,000	221,271
Nintendo Co., Ltd. (A)	5,200	636,109
Nippon Telegraph and Telephone Corporation (A)	114	454,159
Ono Pharmaceutical Co., Ltd. (A)	14,000	621,262
Sony Corporation (A)	14,300	487,935
Takeda Chemical Industries, Ltd. (A)	1,500	68,061

		2,694,287

Mexico - 0.76%
Telefonos de Mexico, S.A. de C.V., ADR	16,500	532,455

Netherlands - 4.21%
Akzo Nobel N.V. (A)	15,580	550,086
ING Groep N.V., Certicaaten Van Aandelen (A)	27,960	705,582
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	29,500	675,569
Reed Elsevier NV (A)	36,300	467,490
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	34,000	572,143

		2,970,870

Norway - 1.12%
Telenor ASA (A)	100,850	768,537
Telenor ASA (A)(B)	2,550	19,432

		787,969

Singapore - 0.44%
DBS Group Holdings Ltd (A)	33,000	313,465

South Korea - 4.99%
KT Corporation, ADR	48,730	880,551
Kookmin Bank, ADR*	9,390	298,978
Korea Electric Power Corporation	22,050	232,628
POSCO, ADR	12,900	488,265
SK Telecom Co., Ltd., ADR	31,300	608,785
Samsung Electronics Co., Ltd. (A)	530	210,803
Samsung Electronics Co., Ltd., GDR*	4,010	793,980

		3,513,990

Spain - 1.44%
Iberdrola, S.A. (A)	26,772	555,244
Repsol YPF, S.A. (A)	20,550	451,212
Telefonica, S.A., BDR (A)	548	8,157

		1,014,613

Sweden - 2.85%
ForeningsSparbanken AB (A)	24,300	505,291
Nordea AB, FDR (A)	113,190	923,549
Securitas AB, Class B (A)	43,600	580,472

		2,009,312

Switzerland - 2.57%
Lonza Group Ltd, Registered Shares (A)	5,800	262,600
Nestle S.A., Registered Shares (A)	4,100	940,488
Swiss Reinsurance Company, Registered Shares (A)	5,350	308,307
UBS AG (A)	4,300	303,152

		1,814,547

Taiwan - 1.11%
Compal Electronics Inc., GDR	41,500	205,852
Chunghwa Telecom Co., Ltd., ADR	32,600	574,086

		779,938

United Kingdom - 15.15%
AMVESCAP PLC (A)	26,400	142,731
Abbey National plc (A)	57,700	584,750
BAE SYSTEMS plc (A)	179,510	730,121
BHP Billiton Plc (A)	66,820	703,174
BP p.l.c. (A)	82,800	790,423
Boots Group PLC (A)	37,700	438,009
Brambles Industries plc (A)	16,400	76,201
British Sky Broadcasting Group plc (A)	50,900	441,455
Cadbury Schweppes plc (A)	45,500	349,951
Compass Group PLC (A)	98,610	393,492
GlaxoSmithKline plc (A)	35,000	754,373
Kidde plc (A)	137,200	306,639
Lloyds TSB Group plc (A)	74,800	584,102
National Grid Transco plc (A)	63,700	537,483
Pearson plc (A)	34,900	373,267
Rentokil Initial plc (A)	176,770	481,451
Rolls-Royce plc (A)	120,600	552,718
"Shell" Transport and Trading Company, p.l.c. (The) (A)	96,200	705,948
Shire Pharmaceuticals Group plc (A)*	44,000	416,249
Smiths Group plc (A)	39,780	534,165
Unilever PLC (A)	42,200	343,471
Vodafone Group Plc (A)	183,400	438,936

		10,679,109

TOTAL COMMON STOCKS - 59.16%		$41,700,629

(Cost: $36,304,558)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Australia - 1.85%
New South Wales Treasury Corporation,
6.5%, 5-1-06 (B)(C)	AUD550	404,451
Queensland Treasury Corporation:
6.5%, 6-14-05 (C)	14	10,227
6.0%, 8-14-13 (C)	1,200	893,368

		1,308,046

Austria - 1.38%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	480,274
4.0%, 7-15-09 (C)	70	89,641
5.0%, 7-15-12 (C)	300	401,651

		971,566

Belgium - 1.20%
Belgium Government Bond:
4.75%, 9-28-06 (C)	100	129,259
7.5%, 7-29-08 (C)	405	581,867
5.0%, 9-28-12 (C)	100	133,763

		844,889

Canada - 0.92%
Canadian Government Bond,
6.0%, 6-1-11 (C)	CAD748	648,036

Denmark - 1.05%
Denmark Government Bond:
5.0%, 8-15-05 (C)	DKK2,864	488,267
5.0%, 11-15-13 (C)	1,400	249,135

		737,402

Finland - 1.37%
Finland Government Bond:
3.0%, 7- 4-08 (C)	EUR400	495,640
5.0%, 4-25-09 (C)	60	80,010
5.75%, 2-23-11 (C)	280	390,306

		965,956

France - 2.39%
France Government Bond OAT:
4.0%, 10-25-09 (C)	712	911,645
4.0%, 4-25-13 (C)	620	776,321

		1,687,966

Germany - 1.34%
Deutsche Bundesrepublik:
6.0%, 7- 4-07 (C)	531	713,923
5.0%, 7- 4-11 (C)	170	228,237

		942,160

Ireland - 1.03%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	723,648

Italy - 1.80%
Italy Buoni Poliennali Del Tesoro:
7.75%, 11-1-06 (C)	479	655,603
5.5%, 11-1-10 (C)	447	612,682

		1,268,285

Netherlands - 1.86%
Netherlands Government Bond,
5.75%, 2-15-07 (C)	990	1,312,981

New Zealend - 2.79%
New Zealand Government Bond:
7.0%, 7-15-09 (C)	NZD1,950	1,363,093
6.0%, 11-15-11 (C)	900	603,146

		1,966,239

Norway - 1.44%
Norway Government Bond,
6.75%, 1-15-07 (C)	NOK6,285	1,017,558

Poland - 1.56%
Poland Government Bond:
8.5%, 11-12-06 (C)	PLN2,650	775,372
8.5%, 5-12-07 (C)	1,100	323,294

		1,098,666

Spain - 2.63%
Spain Government Bond:
10.15%, 1-31-06 (C)	EUR294	401,319
4.8%, 10-31-06 (C)	100	129,542
6.0%, 1-31-08 (C)	350	475,859
5.0%, 7-30-12 (C)	630	844,972

		1,851,692

Sweden - 3.16%
Sweden Government Bond:
8.0%, 8-15-07 (C)	SEK9,180	1,420,507
6.5%, 5-5-08 (C)	1,800	271,836
5.5%, 10-8-12 (C)	3,580	534,361

		2,226,704

Thailand - 2.71%
Thailand Government Bond:
6.0%, 3-5-05 (C)	THB16,000	393,265
8.5%, 10-14-05 (C)	45,700	1,177,505
8.0%, 12-8-06 (C)	12,500	338,032

		1,908,802

United Kingdom - 0.93%
United Kingdom Treasury,
7.5%, 12-7-06 (C)	GBP343	656,667

TOTAL OTHER GOVERNMENT SECURITIES - 31.41%		$22,137,263

(Cost: $18,216,172)

TOTAL SHORT-TERM SECURITIES - 6.69%		$4,719,000

(Cost: $4,719,000)

TOTAL INVESTMENT SECURITIES - 97.26%		$68,556,892

(Cost: $59,239,730)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.74%		1,930,203

NET ASSETS - 100.00%		$70,487,095

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $1,013,399 or 1.44% of net assets.
(C)	Principal amounts are denominated in the indicated foreign currency, where appliccable (AUD - Australian Dollar, CAD - Canadian Dollar, DKK - Danish Krone, EUR - Euro, GBP - Great Britain Pound, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, THB - Thailand Baht).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL BALANCED FUND
       September 30, 2004
       (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$59,240) (Notes 1 and 3)	$68,557
Cash	11
Cash denominated in foreign currencies (cost - $398)	398
Receivables:
Investment securities sold	950
Dividends and interest	707
Fund shares sold	257
Prepaid and other assets	20

Total assets	70,900

LIABILITIES
Payable for investment securities purchased	272
Accrued management fee (Note 2)	39
Payable to Fund shareholders	37
Accrued service fee (Note 2)	14
Accrued shareholder servicing (Note 2)	14
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution fee (Note 2)	1
Other	32

Total liabilities	413

Total net assets	$70,487

NET ASSETS
Capital paid in	$60,341
Accumulated undistributed income:
Accumulated undistributed net investment income	392
Accumulated undistributed net realized gain on investment transactions	419
Net unrealized appreciation in value of investments	9,335

Net assets applicable to outstanding units of capital	$70,487

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.11
Class B	$13.10
Class C	$13.10
Class Y	$13.11
Capital shares outstanding:
Class A	5,168
Class B	97
Class C	93
Class Y	18

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL BALANCED FUND
       For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $101)	$751
Interest and amortization	483

Total income	1,234

Expenses (Note 2):
Investment management fee	222
Service fee:
Class A	75
Class B	1
Class C	1
Class Y	-	*
Shareholder servicing:
Class A	61
Class B	3
Class C	2
Class Y	-	*
Registration fees	31
Accounting and administrative services fees	22
Custodian fees	19
Audit fees	14
Legal fees	8
Distribution fee:
Class A	2
Class B	3
Class C	3
Other	25

Total expenses	492

Net investment income	742

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	966
Realized net loss on foreign currency transactions	(27)

Realized net gain on investments	939
Unrealized depreciation in value of investments during the period	(503)

Net gain on investments	436

Net increase in net assets resulting from operations	$1,178

* Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL BALANCED FUND
       (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04		For the fiscal year ended 9-30-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$742	$396		$887
Realized net gain on investments	939	1,276		864
Unrealized appreciation (depreciation)	(503)	6,602		9,936

Net increase in net assets resulting from operations	1,178	8,274		11,687

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(781)	(781)		-
Class B	(4)	-	*	-
Class C	(4)	-	*	-
Class Y	(2)	-	*	N/A
Realized gains on investment transactions:
Class A	-	-		-
Class B	-	-		-
Class C	-	-		-
Class Y	-	-		N/A
Tax return of capital:
Class A	-	-		-
Class B	-	-		-
Class C	-	-		-
Class Y	-	-		N/A

	(791)	(781)		-

Capital share transactions (Note 5)	9,660	3,407		(2,324)

Total increase	10,047	10,900		9,363
NET ASSETS
Beginning of period	60,440	49,540		40,177

End of period	$70,487	$60,440		$49,540

Undistributed net investment income	$392	$468		$639

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 138-141.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
       Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended	For the fiscal year ended September 30,

	9-30-04		3-31-04	2003		2002	2001	2000	1999

Net asset value, beginning of period	$13.07		$11.33		$8.72	$9.28	$11.59	$11.80	$10.56

Income (loss) from investment operations:
Net investment income	0.14		0.09		0.21	0.18	0.18	0.23	0.21
Net realized and unrealized gain (loss) on investments	0.06		1.83		2.40	(0.59)	(1.28)	0.50	1.52

Total from investment operations	0.20		1.92		2.61	(0.41)	(1.10)	0.73	1.73

Less distributions from:
Net investment income	(0.16)		(0.18)		(0.00)	(0.00)	(0.11)	(0.36)	(0.11)
Capital gains	(0.00)		(0.00)		(0.00)	(0.13)	(1.10)	(0.58)	(0.38)
Tax return of capital	(0.00)		(0.00)		(0.00)	(0.02)	(0.00)	(0.00)	(0.00)

Total distributions	(0.16)		(0.18)		(0.00)	(0.15)	(1.21)	(0.94)	(0.49)

Net asset value, end of period	$13.11		$13.07		$11.33	$8.72	$9.28	$11.59	$11.80

Total return(1)	1.56%		17.05%		29.93%	-4.62%	-10.57%	6.26%	16.65%
Net assets, end of period (in millions)	$68		$60		$46	$36	$40	$48	$50
Ratio of expenses to average net assets including reimbursement	1.52	%(2)	1.54	%(2)	1.67%	1.62%	1.62%	1.52%	1.63%
Ratio of net investment income to average net assets including reimbursement	2.37	%(2)	1.43	%(2)	2.06%	1.84%	1.60%	1.92%	1.77%
Ratio of expenses to average net assets excluding reimbursement	NA		1.60	%(2)	1.71%	1.72%	1.73%	1.65%	1.70%
Ratio of net investment income to average net assets excluding reimbursement	NA		1.37	%(2)	2.02%	1.74%	1.49%	1.79%	1.70%
Portfolio turnover rate	8%		15%		39%	48%	36%	44%	74%
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
       Class B Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$13.04		$12.34

Income from investment operations:
Net investment income	0.03 (2)		0.19
Net realized and unrealized gain on investments	0.09 (2)		0.69

Total from investment operations	0.12		0.88

Less distributions from:
Net investment income	(0.06)		(0.18)
Capital gains	(0.00)		(0.00)

Total distributions	(0.06)		(0.18)

Net asset value, end of period	$13.10		$13.04

Total return	0.93%		7.18%
Net assets, end of period (in thousands)	$1,271		$225
Ratio of expenses to average net assets	2.85	%(3)	3.01	%(3)
Ratio of net investment income to average net assets	0.53	%(3)	1.09	%(3)
Portfolio turnover rate	8%		15	%(4)
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
       Class C Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$13.04		$12.34

Income from investment operations:
Net investment income	0.05 (2)		0.19
Net realized and unrealized gain on investments	0.08 (2)		0.69

Total from investment operations	0.13		0.88

Less distributions from:
Net investment income	(0.07)		(0.18)
Capital gains	(0.00)		(0.00)

Total distributions	(0.07)		(0.18)

Net asset value, end of period	$13.10		$13.04

Total return	0.99%		7.18%
Net assets, end of period (in thousands)	$1,218		$307
Ratio of expenses to average net assets	2.66	%(3)	2.86	%(3)
Ratio of net investment income to average net assets	0.84	%(3)	1.13	%(3)
Portfolio turnover rate	8%		15	%(4)
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
       Class Y Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$13.07		$12.34

Income from investment operations:
Net investment income	0.06		0.21
Net realized and unrealized gain on investments	0.14		0.70

Total from investment operations	0.20		0.91

Less distributions from:
Net investment income	(0.16)		(0.18)
Capital gains	(0.00)		(0.00)

Total distributions	(0.16)		(0.18)

Net asset value, end of period	$13.11		$13.07

Total return	1.57%		7.47%
Net assets, end of period (in thousands)	$236		$185
Ratio of expenses to average net assets including reimbursement	1.44	%(2)	1.79	%(2)
Ratio of net investment income to average net assets including reimbursement	2.51	%(2)	2.00	%(2)
Portfolio turnover rate	8%		15	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL VALUE FUND

Portfolio Highlights

On September 30, 2004, Ivy International Value Fund had net assets totaling $36,590,380 invested in a diversified portfolio of:

95.80%	Common Stocks
2.18%	Cash and Cash Equivalents
2.02%	Other Government Security

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$70.36
Pacific Basin	$23.68
Cash and Cash Equivalents	$2.18
Scandinavia	$1.57
Canada	$1.49
South America	$0.72

Financial Services Stocks	$17.40
Utilities Stocks	$15.73
Capital Goods Stocks	$10.67
Consumer Services Stocks	$10.27
Health Care Stocks	$9.23
Energy Stocks	$8.40
Consumer Goods Stocks	$6.28
Raw Materials Stocks	$3.84
Transportation Stocks	$3.84
Business Equipment and Services Stocks	$3.13
Technology Stocks	$2.83
Shelter Stocks	$2.75
Cash and Cash Equivalents	$2.18
Other Government Security	$2.02
Retail Stocks	$1.43

The Investments of Ivy International Value Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Australia - 1.23%
Australia and New Zealand Banking Group Limited (A)	16,200	$223,205
Westpac Banking Corporation (A)	17,800	228,616

		451,821

Austria - 2.49%
Telekom Austria Aktiengesellschaft (A)	25,000	350,216
Wienerberger AG (A)	15,000	562,581

		912,797

Belgium - 1.95%
Fortis (A)	30,000	713,099

Brazil - 0.72%
Embraer-Empresa Brasileira de Aeronautica S.A.	10,000	264,000

Canada - 1.49%
EnCana Corporation (A)	11,800	544,766

Denmark - 0.63%
A.P. Moller-Maersk A/S (A)	30	229,822

Finland - 0.94%
Nokia Corporation, Series A, ADR	25,000	343,000

France - 10.64%
ALSTOM (A)*	100,000	59,611
Credit Agricole S.A. (A)	15,510	422,991
Lafarge (A)	2,560	223,979
Lagardere SCA (A)	10,000	620,205
Metropole Television SA (A)	15,000	401,258
PagesJaunes (A)(B)*	30,000	576,366
Peugeot S.A. (A)	10,000	615,982
Sanofi-Aventis (A)	7,872	570,932
Unibail Holding (A)	2,000	240,804
VINCI (A)	1,400	161,087

		3,893,215

Germany - 13.91%
Continental Aktiengesellschaft (A)	15,000	814,065
Deutsche Post AG (A)	40,000	775,442
Deutsche Telekom AG, Registered Shares (A)*	17,300	320,125
E.ON AG (A)	10,000	735,826
Fresenius AG (A)	1,190	96,519
Heidelberger Druckmaschinen Aktiengesellschaft (A)*	15,000	446,153
Hypo Real Estate Holding AG (A)*	20,000	683,045
Munchener Ruckversicherungs - Gesellschaft Aktiengesellschaft (A)	4,000	383,995
ProSieben- Sat.1 Meida Aktiengesellschaft (A)	30,000	547,678
RWE Aktiengesellschaft (A)	6,000	286,134

		5,088,982

Hong Kong - 1.39%
Beijing Capital Land Limited, Class H (A)	2,000,000	507,816

Ireland - 1.25%
Anglo Irish Bank Corporation plc (Ireland) (A)	25,000	457,951

Italy - 5.63%
Beni Stabili SpA (A)	300,000	257,446
Eni S.p.A. (A)	31,730	710,875
Fondiaria-SAI S.p.A. (A)	10,000	225,653
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	5,000	185,043
Saipem S.p.A. (A)	17,500	196,686
Snam Rete Gas S.p.A. (A)	100,000	483,099

		2,058,802

Japan - 19.89%
Asatsu-DK Inc. (A)	8,000	219,974
Electric Power Development Co., Ltd. (A)(B)*	30,000	762,966
Ichiyoshi Securities Co., Ltd. (A)	100,000	754,118
Japan Tobacco Inc. (A)	30	251,009
Kao Corporation (A)	24,000	530,332
Nikko Cordial Corporation (A)	81,000	328,572
Nikko Exchange Traded Index (A)	8,410	836,459
Nippon Mining Holdings, Inc. (A)(B)	100,000	506,375
Nippon Telegraph and Telephone Corporation (A)	100	398,385
Secom Co., Ltd. (A)	10,000	347,566
Sega Sammy Holdings Inc. (A)(C)*	10,000	489,941
Shimano Inc. (A)	25,000	638,640
Takeda Chemical Industries, Ltd. (A)	15,000	680,612
Tokyo Gas Co., Ltd. (A)	150,000	532,238

		7,277,187

Luxembourg - 1.82%
ARCELOR (A)	36,000	665,261

Netherlands - 2.36%
Euronext N.V. (A)	7,350	209,122
Royal Boskalis Westminster nv, Certicaaten Van Aandelen (A)	8,800	233,328
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	25,000	420,693

		863,143

Portugal - 0.90%
Portugal Telecom, SGPS, S.A., Registered Shares (A)	30,000	330,470

South Korea - 1.17%
Samsung Electronics Co., Ltd. (A)	1,080	429,561

Spain - 4.72%
Altadis, S.A. (A)	10,000	340,280
Enagas, S.A. (A)	70,000	837,165
Repsol YPF, S.A. (A)	25,000	548,920

		1,726,365

Switzerland - 8.70%
Clariant Ltd., Registered Shares (A)	15,500	185,856
Credit Suisse Group, Registered Shares (A)*	11,950	381,944
Holcim Ltd, Registered Shares (A)	10,085	532,641
Nestle S.A., Registered Shares (A)	2,440	559,705
Novartis AG, Registered Shares (A)	20,400	952,262
Zurich Financial Services (A)*	4,000	571,062

		3,183,470

United Kingdom - 13.97%
BAA plc (A)	40,000	400,668
BP p.l.c. (A)	80,200	765,603
British Sky Broadcasting Group plc (A)	33,461	290,207
Compass Group PLC (A)	131,170	523,419
GlaxoSmithKline plc (A)	50,000	1,077,676
Imperial Chemical Industries PLC (A)	102,000	389,484
Lloyds TSB Group plc (A)	100,000	780,886
Vedanta Resources plc (A)(B)	25,200	164,176
Vodafone Group Plc (A)	300,000	717,998

		5,110,117

TOTAL COMMON STOCKS - 95.80%		$35,051,645

(Cost: $31,398,703)

OTHER GOVERNMENT SECURITY - 2.02%	Principal Amount in Thousands

Germany
Bundesschatzanweisungen Treasury Note,
3.0%, 12-10-04 (D)	EUR 595	$740,017

(Cost: $722,513)

TOTAL SHORT-TERM SECURITIES - 4.00%		$1,463,000

(Cost: $1,463,000)

TOTAL INVESTMENT SECURITIES - 101.82%	$37,254,662

(Cost: $33,584,216)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.82%)	(664,282)

NET ASSETS - 100.00%	$36,590,380

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $2,009,883 or 5.49% of net assets.
(C)	Security valued in good faith by the Valuation Committee of the Board of Trustees. See Note 1 to financial statements.
(D)	Principal amounts are denominated in the indicated foreign currency, where appliccable (EUR - Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL VALUE FUND
       September 30, 2004
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$33,584) (Notes 1 and 3)	$37,255
Receivables:
Dividends and interest	198
Fund shares sold	19
Prepaid and other assets	32

Total assets	37,504

LIABILITIES
Payable for investment securities purchased	735
Payable to Fund shareholders	57
Accrued management fee (Note 2)	30
Accrued shareholder servicing (Note 2)	23
Due to custodian	17
Accrued distribution fee (Note 2)	16
Accrued service fee (Note 2)	8
Accrued accounting and administrative services fees (Note 2)	2
Other	26

Total liabilities	914

Total net assets	$36,590

NET ASSETS
Capital paid in	$47,338
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(2)
Accumulated undistributed net realized loss on investment transactions	(14,418)
Net unrealized appreciation in value of investments	3,672

Net assets applicable to outstanding units of capital	$36,590

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.82
Class B	$9.27
Class C	$9.26
Class Y	$9.85
Advisor Class	$9.74
Capital shares outstanding:
Class A	1,048
Class B	2,109
Class C	706
Class Y	19
Advisor Class	3

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL VALUE FUND
       For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $63)	$527
Interest and amortization	9

Total income	536

Expenses (Note 2):
Investment management fee	192
Distribution fee:
Class A	1
Class B	80
Class C	26
Shareholder servicing:
Class A	21
Class B	48
Class C	16
Class Y	- *
Advisor Class	- *
Service fee:
Class A	11
Class B	27
Class C	9
Class Y	- *
Audit fees	19
Custodian fees	16
Accounting and administrative services fees	15
Legal fees	7
Other	18

Total expenses	506

Net investment income	30

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	1,893
Realized net loss on foreign currency transactions	(27)

Realized net gain on investments	1,866
Unrealized depreciation in value of investments during the period	(3,324)

Net loss on investments	(1,458)

Net decrease in net assets resulting from operations	$(1,428)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL VALUE FUND
       (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 12-31-03

DECREASE IN NET ASSETS
Operations:
Net investment income (loss)	$30	$(110)	$(285)
Realized net gain (loss) on investments	1,866	1,854	(1,906)
Unrealized appreciation (depreciation)	(3,324)	(57)	11,851

Net increase (decrease) in net assets resulting from operations	(1,428)	1,687	9,660

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-

	-	-	-

Capital share transactions (Note 5)	(3,887)	(1,848)	(12,918)

Total decrease	(5,315)	(161)	(3,258)
NET ASSETS
Beginning of period	41,905	42,066	45,324

End of period	$36,590	$41,905	$42,066

Undistributed net investment loss	$(2)	$(5)	$(8)

(1)See "Financial Highlights" on pages 150-154.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
       Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal period ended			For the fiscal year ended December 31,

	9-30-04	3-31-04			2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.14		$9.73		$7.65	$9.10	$11.01	$11.99	$9.48

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)		(0.02)	0.08 (1)	0.07	0.14	0.09
Net realized and unrealized gain (loss) on investments	(0.34)		0.42		2.10	(1.53)	(1.96)	(1.01)	2.54

Total from investment operations	(0.32)		0.41		2.08	(1.45)	(1.89)	(0.87)	2.63

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.04)	(0.10)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.07)	(0.02)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.11)	(0.12)

Net asset value, end of period	$9.82		$10.14		$9.73	$7.65	$9.10	$11.01	$11.99

Total return(2)	-3.16%		4.21%		27.19%	-15.93%	-17.17%	-7.25%	27.79%
Net assets, end of period (in millions)	$10		$10		$9	$8	$13	$24	$33
Ratio of expenses to average net assets including reimbursement	2.13	%(3)	2.16	%(3)	2.28%	1.77%	1.77%	1.74%	1.72%
Ratio of net investment income (loss) to average net assets including reimbursement	0.66	%(3)	-0.41	%(3)	-0.19%	0.91%	0.58%	0.96%	0.92%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.32%	2.15%	1.92%	1.87%
Ratio of net investment income to average net assets excluding reimbursement	NA		NA		NA	0.36%	0.20%	0.78%	0.77%
Portfolio turnover rate	42%		23%		148%	48%	39%	36%	21%
(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
       Class B Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,

	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$9.60		$9.24		$7.32	$8.97	$10.94	$11.91	$9.42

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.08)	0.01	(1) (0.02)	0.02	0.01
Net realized and unrealized gain (loss) on investments	(0.32)		0.39		2.00	(1.66)	(1.93)	(0.96)	2.51

Total from investment operations	(0.33)		0.36		1.92	(1.65)	(1.95)	(0.94)	2.52

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.01)	(0.01)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(0.02)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$9.27		$9.60		$9.24	$7.32	$8.97	$10.94	$11.91

Total return	-3.44%		3.90%		26.23%	-18.39%	-17.84%	-7.94%	26.81%
Net assets, end of period (in millions)	$20		$24		$25	$28	$46	$76	$95
Ratio of expenses to average net assets including reimbursement	2.88	%(2)	2.91	%(2)	2.95%	2.50%	2.50%	2.51%	2.51%
Ratio of net investment income (loss) to average net assets including reimbursement	-0.02	%(2)	-1.20	%(2)	-0.82%	0.18%	-0.15%	0.20%	0.12%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	3.05%	2.88%	2.69%	2.66%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		NA	-0.37%	-0.53%	0.02%	-0.03%
Portfolio turnover rate	42%		23%		148%	48%	39%	36%	21%
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
       Class C Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,

	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$9.59		$9.23		$7.32	$8.97	$10.94	$11.92	$9.42

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.08)	0.01 (1)	(0.02)	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.32)		0.39		1.99	(1.66)	(1.93)	(0.97)	2.51

Total from investment operations	(0.33)		0.36		1.91	(1.65)	(1.95)	(0.95)	2.53

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.01)	(0.01)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(0.02)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$9.26		$9.59		$9.23	$7.32	$8.97	$10.94	$11.92

Total return	-3.44%		3.90%		26.09%	-18.39%	-17.84%	-7.97%	26.91%
Net assets, end of period (in millions)	$7		$8		$8	$9	$16	$30	$44
Ratio of expenses to average net assets including reimbursement	2.92	%(2)	3.01	%(2)	3.01%	2.50%	2.51%	2.51%	2.49%
Ratio of net investment income (loss) to average net assets including reimbursement	-0.06	%(2)	-1.30	%(2)	-0.82%	0.18%	-0.16%	0.19%	0.14%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	3.05%	2.89%	2.69%	2.64%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		NA	-0.37%	-0.54%	0.01%	-0.01%
Portfolio turnover rate	42%		23%		148%	48%	39%	36%	21%
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
       Class Y Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the period from 7-24-03(1) to 12-31-03

Net asset value, beginning of period	$10.15	$9.74	$8.16

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.33)	0.42	1.59

Total from investment operations	(0.30)	0.41	1.58

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$9.85	$10.15	$9.74

Total return	-2.96%	4.21%	19.36%
Net assets, end of period (in thousands)	$184	$145	$125
Ratio of expenses to average net assets	1.87	%(2)	2.08	%(2)	1.47	%(2)
Ratio of net investment income (loss) to average net assets	0.97	%(2)	-0.31	%(2)	-0.38	%(2)
Portfolio turnover rate	42%	23%	148	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the twelve months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
       Advisor Class Shares(1)
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,

	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.04		$9.63		$7.54	$9.14	$11.03	$11.99	$9.48

Income (loss) from investment operations:
Net investment income (loss)	0.17		(0.00)		0.67	0.10 (2)	0.11	0.50	0.04
Net realized and unrealized gain (loss) on investments	(0.47)		0.41		1.42	(1.70)	(1.98)	(1.33)	2.64

Total from investment operations	(0.30)		0.41		2.09	(1.60)	(1.87)	(0.83)	2.68

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.05)	(0.10)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.08)	(0.07)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(0.13)	(0.17)

Net asset value, end of period	$9.74		$10.04		$9.63	$7.54	$9.14	$11.03	$11.99

Total return	-2.99%		4.26%		27.72%	-17.51%	-17.03%	-6.90%	28.30%
Net assets, end of period (in thousands)	$32		$41		$39	$124	$377	$668	$2,748
Ratio of expenses to average net assets including reimbursement	1.97	%(3)	1.62	%(3)	2.59%	1.50%	1.47%	1.35%	1.38%
Ratio of net investment income to average net assets including reimbursement	0.83	%(3)	0.11	%(3)	1.43%	1.18%	0.89%	1.36%	1.25%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.05%	1.85%	1.53%	1.53%
Ratio of net investment income to average net assets excluding reimbursement	NA		NA		NA	0.63%	0.51%	1.18%	1.10%
Portfolio turnover rate	42%		23%		148%	48%	39%	36%	21%
(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MORTGAGE SECURITIES FUND

Portfolio Highlights

On September 30, 2004, Ivy Mortgage Securities Fund had net assets totaling $166,136,037 invested in a diversified portfolio of:

62.81%	United States Government Bonds
Corporate Bonds:
31.64%	Finance Companies
3.00%	Other
2.13%	Cash and Cash Equivalents
0.42%	Municipal Bond

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

United States Government Bonds	$62.81
Corporate Bonds:
Finance Companies	$31.64
Other	$3.00
Cash and Cash Equivalents	$2.13
Municipal Bond	$0.42

The Investments of Ivy Mortgage Securities Fund

September 30, 2004
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 1.19%
Banc of America Funding Corporation,
5.08035%, 9-20-34	$1,970	$1,983,695

Finance Companies - 31.64%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	185	203,061
Asset Securitization Corporation, Interest Only:
1.82878%, 10-13-26 (A)	9,988	500,866
2.24313%, 8-13-29	10,516	810,801
Associates Manufactured Housing,
7.9%, 3-15-27	1,800	1,922,336
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	1,164
2.57%, 3-25-11 (A)	10	500
7.54%, 5-31-17 (A)	236	23,640
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000	2,165,717
7.015%, 1-10-28	1,448	1,539,522
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	1,093	1,145,178
Capital One Multi-asset Execution Trust,
6.0%, 8-15-13	265	282,178
Citicorp Mortgage Securities, Inc.,
6.31238%, 9-25-14	457	462,545
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	62	62,219
Conseco Finance Securitizations Corp.,
6.981%, 8-15-33	1,200	1,263,366
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	1,293	1,337,422
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,434,898
FFCA Secured Lending Corporation:
2.91125%, 2-18-22	1,500	1,356,454
3.16125%, 2-18-22	1,000	893,628
Franchise Finance Corporation of America,
7.8%, 6-1-20	310	322,269
8.91%, 6-25-14	1,250	1,243,883
GMAC MORTGAGE Corporation Loan Trust 2004-AR2,
4.524%, 8-19-34	1,980	1,980,939
GMAC Commerical Mortgage Securities,
5.94%, 7-1-13 (A)	404	405,560
GRMT Fairbanks Trust,
3.91125%, 6-20-32 (A)	1,031	1,029,137
GSR Mortgage Loan Trust 2004-9,
3.932%, 8-1-34	1,500	1,438,399
Green Tree Financial Corporation:
8.3%, 11-15-19	381	405,202
9.1%, 4-15-25	1,075	1,230,672
Hilton Hotel Pool Trust 2000-HLTA C,
7.458%, 10-3-15 (A)	500	568,697
JP Morgan Mortgage Trust 2004-A3,
4.3372%, 7-25-34	1,996	1,955,222
Lehman ABS Manufactured Housing Contract,
5.873%, 5-15-22	1,153	1,199,983
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	2,001	2,015,448
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	790	787,749
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	198	197,662
Mid-State Trust:
8.33%, 4-1-30	871	943,171
7.34%, 7-1-35	2,011	2,163,409
7.4%, 7-1-35	1,898	2,017,322
7.79%, 7-1-35	809	876,646
Mortgage Capital Funding, Inc.,
7.28803%, 6-18-30	1,600	1,825,380
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (A)	916	969,668
7.375%, 8-15-27	819	864,207
Origen Manufactured Housing Contract Trust 2004-A:
2.02%, 10-15-13	167	166,148
5.91%, 1-15-35	1,000	983,065
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400	397,375
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,642,716
Prudential Home Mortgage Securities:
6.82626%, 9-28-08 (A)	55	54,596
6.85144%, 4-28-24	16	15,736
7.948%, 9-28-24 (A)	63	62,600
Prudential Securities Secured Financing Corporation,
7.7347%, 6-16-31	1,500	1,683,335
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	128	127,892
Structured Asset Mortgage Investments, Inc.:
6.75%, 4-30-30	47	47,417
6.75%, 4-30-30	104	104,164
Structured Asset Securities Corporation,
5.63%, 5-25-34	1,100	1,110,117
Vanderbilt Mortgage and Finance, Inc.:
7.525%, 7-7-14	246	249,998
7.07%, 12-7-14	654	664,164
7.955%, 12-7-24	1,000	1,102,736
7.525%, 11-7-26	915	979,530
Wells Fargo Mortgage Backed Securities 2004-Q Trust,
4.975%, 9-25-34	1,899	1,899,968
Whole Auto Loan Trust,
6.0%, 4-15-09	429	428,073

		52,565,750

Real Estate Investment Trust - 0.47%
Covenant Retirement Communities, Inc.,
7.0%, 6-1-06	750	773,459

Security and Commodity Brokers - 1.34%
Bear Stearns Commercial Mortgage Securities Inc.,
8.0%, 11-25-29	835	843,667
Bear Stearns Mortgage Securities, Inc.,
5.064%, 5-14-16 (A)	1,350	1,380,219

		2,223,886

TOTAL CORPORATE DEBT SECURITIES - 34.64%		$57,546,790

(Cost: $56,719,743)

MUNICIPAL OBLIGATION - 0.42%

California
City of Pleasant Hill, Taxable Multifamily Housing Revenue Refunding Bonds, Series 1995A (GNMA Collateralized - Chateau Project),
7.95%, 9-20-15	667	$695,588

(Cost: $674,902)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation, Fixed Rate Participation Certificates:
5.5%, 12-1-17	1,300	1,348,731
3.5%, 2-15-30	2,000	1,887,125
3.75%, 2-15-30	1,500	1,431,201
6.5%, 9-1-32	2,040	2,150,807
5.5%, 5-1-34	1,920	1,954,913
5.5%, 5-1-34	1,374	1,398,777
Federal National Mortgage Association, Fixed Rate Pass-Through Certificates:
6.0%, 1-1-18	996	1,044,636
5.5%, 2-1-18	798	827,842
5.0%, 5-1-18	2,314	2,360,451
4.5%, 5-1-19	250	249,422
4.5%, 7-1-19	500	498,792
5.5%, 1-1-24	916	938,795
7.0%, 11-1-31	444	471,095
6.5%, 2-1-32	331	348,166
6.5%, 2-1-32	284	299,500
6.5%, 2-1-32	241	254,347
7.0%, 2-1-32	534	569,441
7.0%, 3-1-32	746	795,852
6.5%, 4-1-32	149	157,167
6.5%, 5-1-32	282	297,164
7.0%, 6-1-32	1,690	1,799,120
6.5%, 7-1-32	1,267	1,336,032
6.0%, 9-1-32	272	282,534
6.0%, 10-1-32	1,849	1,925,735
6.0%, 10-1-32	1,604	1,670,205
6.0%, 10-1-32	1,312	1,366,093
6.5%, 10-1-32	126	132,422
6.0%, 11-1-32	1,391	1,448,769
6.0%, 11-1-32	843	877,572
6.0%, 3-1-33	2,099	2,186,075
6.0%, 3-1-33	2,015	2,097,722
6.0%, 3-1-33	1,368	1,424,366
6.0%, 3-1-33	397	413,863
5.5%, 4-1-33	2,736	2,781,723
5.5%, 5-1-33	1,062	1,078,157
5.5%, 5-1-33	454	461,276
5.0%, 8-1-33	964	955,901
5.0%, 11-1-33	4,677	4,640,205
5.0%, 1-1-34	4,707	4,669,248
5.0%, 3-1-34	1,654	1,638,447
5.5%, 3-1-34	3,840	3,909,373
6.0%, 3-1-34	1,381	1,430,432
5.5%, 4-1-34	6,533	6,628,097
5.5%, 4-1-34	2,921	2,973,751
5.0%, 5-1-34	2,264	2,242,627
5.5%, 6-1-34	1,254	1,272,541
5.5%, 7-1-34	2,487	2,529,980
5.0%, 8-1-34	6,896	6,832,319
6.0%, 8-1-34	1,983	2,054,208
5.5%, 9-1-34	1,902	1,931,246
6.0%, 9-1-34	1,979	2,049,687
6.5%, 9-1-34	4,146	4,352,687
4.5%, 10-1-34	750	722,109
5.5%, 10-1-34	4,600	4,661,815
5.5%, 10-1-34	2,000	2,026,250
Government National Mortgage Association, Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	733	800,536
6.25%, 7-15-24	364	385,767
5.0%, 10-1-34	3,000	2,983,125
Government National Mortgage Association, Agency REMIC/CMO, Interest Only:
1.34086%, 3-16-34	9,080	564,500
1.22897%, 7-16- 40	9,066	520,487
0.39766%, 3-16- 42	21,778	423,193
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.21928%, 2-15-25	399	433,274
1995-1 Class 2,
7.7925%, 2-15-25	143	154,919

TOTAL UNITED STATES GOVERNMENT SECURITIES - 62.81%		$104,352,612

(Cost: $103,981,252)

TOTAL SHORT-TERM SECURITIES - 9.71%		$16,129,718

(Cost: $16,129,718)

TOTAL INVESTMENT SECURITIES - 107.58%		$178,724,708

(Cost: $177,505,615)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (7.58%)		(12,588,671)

NET ASSETS - 100.00%		$166,136,037

Notes to Schedule of Investments
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $9,313,156 or 5.61% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MORTGAGE SECURITIES FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$177,506) (Notes 1 and 3)	$178,725
Receivables:
Investment securities sold	6,595
Fund shares sold	1,890
Dividends and interest	832
Prepaid and other assets	73

Total assets	188,115

LIABILITIES
Payable for investment securities purchased	21,164
Due to custodian	389
Payable to Fund shareholders	218
Accrued management fee (Note 2)	66
Dividends payable	56
Accrued shareholder servicing (Note 2)	42
Accrued service fee (Note 2)	33
Accrued accounting and administrative services fees (Note 2)	6
Accrued distribution fee (Note 2)	5

Total liabilities	21,979

Total net assets	$166,136

NET ASSETS
Capital paid in	$164,747
Accumulated undistributed income:
Accumulated undistributed net investment income	4
Accumulated undistributed net realized gain on investment transactions	166
Net unrealized appreciation in value of investments	1,219

Net assets applicable to outstanding units of capital	$166,136

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.85
Class B	$10.85
Class C	$10.85
Class Y	$10.85
Capital shares outstanding:
Class A	14,085
Class B	382
Class C	500
Class Y	350

See Notes to Financial Statements.

Statement of Operations
      IVY MORTGAGE SECURITIES FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$4,279

Expenses (Note 2):
Investment management fee	370
Shareholder servicing:
Class A	200
Class B	5
Class C	5
Class Y	3
Service fee:
Class A	170
Class B	3
Class C	4
Class Y	4
Registration fees	38
Accounting and administrative services fees	33
Distribution fee:
Class A	4
Class B	9
Class C	11
Legal fees	20
Audit fees	13
Custodian fees	13
Other	48

Total	953
Less expenses in excess of contractual limit (Note 2)	(217)

Total expenses	736

Net investment income	3,543

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	397
Unrealized depreciation in value of investments during the period	(1,662)

Net loss on investments	(1,265)

Net increase in net assets resulting from operations	$2,278

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MORTGAGE SECURITIES FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 9-30-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,543	$3,138	$6,503
Realized net gain (loss) on investments	397	(158)	464
Unrealized appreciation (depreciation)	(1,662)	809	(1,864)

Net increase in net assets resulting from operations	2,278	3,789	5,103

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(3,353)	(3,101)	(4,223)
Class B	(43)	(5)	(1,558)
Class C	(56)	(8)	(600)
Class Y	(75)	(35)	N/A
Realized gains on investment transactions:
Class A	-	(495)	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	(9)	N/A
Tax return of capital:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	N/A

	(3,527)	(3,653)	(6,381)

Capital share transactions (Note 5)	27,240	(2,289)	35,890

Total increase (decrease)	25,991	(2,153)	34,612
NET ASSETS
Beginning of period	140,145	142,298	107,686

End of period	$166,136	$140,145	$142,298

Undistributed net investment income (loss)	$4	$(7)	$4

(1)See "Financial Highlights" on pages 164-167.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended September 30,

	9-30-04		3-31-04		2003	2002		2001	2000	1999

Net asset value, beginning of period	$10.96		$10.97		$11.07		$10.99	$10.37	$10.30	$10.75

Income (loss) from investment operations:
Net investment income	0.26		0.25		0.59		0.70	0.73	0.69	0.69
Net realized and unrealized gain (loss) on investments	(0.11)		0.03		(0.12)		0.11	0.65	0.09	(0.45)

Total from investment operations	0.15		0.28		0.47		0.81	1.38	0.78	0.24

Less distributions from:
Net investment income	(0.26)		(0.25)		(0.57)		(0.72)	(0.72)	(0.70)	(0.68)
Capital gains	(0.00)		(0.04)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Tax return of capital	(0.00)		(0.00)		(0.00)		(0.01)	(0.04)	(0.01)	(0.01)

Total distributions	(0.26)		(0.29)		(0.57)		(0.73)	(0.76)	(0.71)	(0.69)

Net asset value, end of period	$10.85		$10.96		$10.97		$11.07	$10.99	$10.37	$10.30

Total return(1)	1.43%		2.70%		4.19	%(2)	7.88%	13.90%	7.70%	2.26%
Net assets, end of period (in millions)	$153		$134		$91		$67	$42	$32	$34
Ratio of expenses to average net assets including reimbursement	0.95	%(3)	1.05	%(3,4)	0.97%		0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets including reimbursement	4.83	%(3)	4.56	%(3,4)	5.27%		6.24%	6.75%	6.81%	6.29%
Ratio of expenses to average net assets excluding reimbursement	1.26	%(3)	1.38	%(3,4)	1.12%		1.21%	1.31%	1.32%	1.21%
Ratio of net investment income to average net assets excluding reimbursement	4.52	%(3)	4.22	%(3,4)	5.12%		5.98%	6.39%	6.44%	6.03%
Portfolio turnover rate	100%		57%		83%		99%	55%	65%	127%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.
(3)Annualized.
(4)In connection with the reorganization plan described in Note 8, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown reflect a blended rate that includes income and expenses for those Class B and Class C shares before October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$10.96		$10.87

Income (loss) from investment operations:
Net investment income	0.20		0.12
Net realized and unrealized gain (loss) on investments	(0.11)		0.13

Total from investment operations	0.09		0.25

Less distributions from:
Net investment income	(0.20)		(0.12)
Capital gains	(0.00)		(0.04)

Total distributions	(0.20)		(0.16)

Net asset value, end of period	$10.85		$10.96

Total return	0.84%		2.32%
Net assets, end of period (in millions)	$4		$1
Ratio of expenses to average net assets	2.16	%(2)	1.89	%(2)
Ratio of net investment income to average net assets	3.53	%(2)	3.59	%(2)
Portfolio turnover rate	100%		57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$10.96		$10.87

Income (loss) from investment operations:
Net investment income	0.20		0.12
Net realized and unrealized gain (loss) on investments	(0.11)		0.13

Total from investment operations	0.09		0.25

Less distributions from:
Net investment income	(0.20)		(0.12)
Capital gains	(0.00)		(0.04)

Total distributions	(0.20)		(0.16)

Net asset value, end of period	$10.85		$10.96

Total return	0.90%		2.32%
Net assets, end of period (in millions)	$5		$2
Ratio of expenses to average net assets	2.03	%(2)	1.86	%(2)
Ratio of net investment income to average net assets	3.65	%(2)	3.61	%(2)
Portfolio turnover rate	100%		57	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$10.96		$10.87

Income (loss) from investment operations:
Net investment income	0.25		0.15
Net realized and unrealized gain (loss) on investments	(0.11)		0.13

Total from investment operations	0.14		0.28

Less distributions from:
Net investment income	(0.25)		(0.15)
Capital gains	(0.00)		(0.04)

Total distributions	(0.25)		(0.19)

Net asset value, end of period	$10.85		$10.96

Total return	1.34%		2.56%
Net assets, end of period (in millions)	$4		$3
Ratio of expenses to average net assets	1.12	%(2)	1.09	%(2)
Ratio of net investment income to average net assets	4.66	%(2)	4.38	%(2)
Portfolio turnover rate	100%		57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY PACIFIC OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2004, Ivy Pacific Opportunities Fund had net assets totaling $46,795,373 invested in a diversified portfolio of:

88.02%	Common Stocks
11.98%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Pacific Basin	$76.38
Cash and Cash Equivalents	$11.98
United States	$5.18
Other	$3.12
Canada	$2.42
Europe	$0.92

Financial Services Stocks	$17.02
Multi-Industry Stocks	$16.87
Technology Stocks	$12.25
Cash and Cash Equivalents	$11.98
Raw Materials Stocks	$7.84
Consumer Nondurables Stocks	$5.56
Consumer Services Stocks	$4.54
Energy Stocks	$3.58
Utilities Stocks	$3.51
Business Equipment and Services Stocks	$3.28
Retail Stocks	$2.92
Shelter Stocks	$2.85
Capital Goods Stocks	$2.26
Consumer Durables Stocks	$2.24
Transportation Stocks	$2.07
Health Care Stocks	$1.23

The Investments of Ivy Pacific Opportunities Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Australia - 9.82%
Australia and New Zealand Banking Group Limited (A)	57,390	$790,724
Foster's Group Limited (A)	112,840	386,636
iShares MSCI Australia Index Fund	94,320	1,371,413
News Corporation Limited (The) (A)	82,058	678,242
Novogen LTD (A)*	160,510	575,554
Westpac Banking Corporation (A)	61,740	792,965

		4,595,534

Bermuda - 2.03%
Li & Fung Limited (A)	150,000	215,437
Pacific Basin Shipping Limited (A)(B)*	1,700,000	735,756

		951,193

Canada - 2.42%
Sino-Forest Corporation, Class A (A)*	208,360	555,561
Sino-Forest Corporation, Class A (A)(B)*	217,000	578,598

		1,134,159

Cayman Islands - 1.09%
Tencent Holding Limited (A)(B)*	1,050,000	511,663

China - 10.98%
51job, Inc., ADR*	33,000	684,915
Aluminum Corporation of China Limited, H Shares (A)	922,000	597,081
Chaoda Modern Agriculture (Holdings) Limited (A)	1,000,000	333,414
China Pet & Chem Sinopec (A)	2,500,000	1,017,876
China Resources Power Holdings Company Limited (A)(B)	1,000,000	573,858
Huaneng Power International, Inc., H Shares (A)	300,000	242,367
Ping An Insurance (Group) Company of China, Ltd. (A)(B)*	330,500	485,275
Ports Design Limited (A)(B)	200,000	369,321
Shanghai Forte Land Co., Ltd., H Shares (A)	1,372,000	360,678
Wah Sang Gas Holdings Limited (A)*	736,000	15,101
Xinao Gas Holdings Limited (A)(B)*	900,000	458,766

		5,138,652

Hong Kong - 7.71%
ASM Pacific Technology Limited (A)	90,000	294,879
CITIC Pacific Limited (A)	100,000	257,114
Dah Sing Financial Holdings Limited (A)	70,000	500,442
Denway Motors Limited (A)	1,000,000	333,415
Hutchison Whampoa Limited, Ordinary Shares (A)	42,000	328,542
Johnson Electric Holdings Limited (A)	600,000	588,605
Lee & Man Paper Manufacturing Limited (A)(B)	400,000	305,203
Oriental Press Group Limited (A)	2,254,000	867,134
Oriental Press Group Limited (A)(B)	350,000	134,648

		3,609,982

India - 6.67%
Housing Development Finance Corporation Limited (A)	61,240	536,900
ITC Limited (A)	34,000	841,972
Infosys Technologies Limited (A)	17,200	634,547
Reliance Industries Limited (A)	55,000	620,261
Tata Consultancy Services (A)(B)*	21,699	485,028

		3,118,708

Indonesia - 3.34%
PT Astra International Tbk (A)	667,000	499,066
PT Bank Central Asia Tbk (A)	2,009,500	438,995
PT Bank Rakyat Indonesia (A)	2,122,500	475,273
PT Gudang Garam Tbk (A)	106,000	150,519

		1,563,853

Malaysia - 4.41%
AMMB Holdings Berhad (A)	444,100	385,666
Genting Berhad (A)	100,000	444,737
Malayan Banking Berhad (A)	151,400	438,263
Malaysia International Shipping Corporation Berhad (A)	130,300	438,905
Maxis Communications Berhad (A)	160,000	357,895

		2,065,466

Singapore - 5.43%
DBS Group Holdings Ltd (A)	100,000	949,893
Haw Par Corporation Limited (A)	2	6
Keppel Corporation Limited (A)	94,850	444,856
Keppel Land Limited (A)	591,000	666,647
Venture Corporation Limited (A)	49,000	479,993

		2,541,395

South Korea - 16.19%
Daelim Industrial Co., Ltd. (A)	10,910	468,993
Hana Bank (A)	35,510	844,962
Hanwha Chemical Corporation (A)	98,920	764,557
Hyundai Department Store Co., Ltd. (A)	14,760	416,587
Kookmin Bank (A)*	16,300	515,966
Korea Tobacco & Ginseng Corporation (A)	33,690	890,891
Korean Air Lines Co., Ltd. (A)*	38,650	528,647
LG Chem, Ltd. (A)*	24,150	916,504
Samsung Electronics Co., Ltd. (A)	5,600	2,227,356

		7,574,463

Taiwan - 8.38%
AU Optronics Corp., ADR	37,002	463,268
Formosa Plastics Corporation (A)	420,753	656,226
Hon Hai Precision Industry Co., Ltd. (A)	217,352	748,342
Ishares MSCI Taiwan Index Fund	49,920	534,144
Quanta Computer Inc. (A)	158,577	272,991
Realtek Semiconductor Corporation (A)	125,000	132,055
Sampo Corporation (A)	972,300	214,591
Taiwan Semiconductor Manufacturing Company Ltd. (A)	376,983	480,354
United Microelectronics Corporation (A)*	691,222	416,987

		3,918,958

Thailand - 3.45%
C.P. Seven Eleven Public Company Limited (A)	413,500	579,159
KASIKORNBANK PUBLIC COMPANY LIMITED (A)*	337,200	378,648
PTT Public Company Limited (A)	160,500	655,023

		1,612,830

United Kingdom - 0.92%
Standard Chartered PLC (A)	25,000	429,592

United States - 5.18%
iShares MSCI Pacific ex-Japan Index Fund	21,790	1,743,418
UTStarcom, Inc.*	42,150	679,669

		2,423,087

TOTAL COMMON STOCKS - 88.02%		$41,189,535

(Cost: $39,001,164)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 4.54%
Rabobank USA Financial Corp.,
1.87%, 10-1-04	$2,123	2,123,000

Food and Related - 6.70%
Archer Daniels Midland Company:
1.77%, 10-5-04	1,638	1,637,678
1.77%, 10-19-04	1,500	1,498,672

		3,136,350

TOTAL SHORT-TERM SECURITIES - 11.24%		$5,259,350

(Cost: $5,259,350)

TOTAL INVESTMENT SECURITIES - 99.26%		$46,448,885

(Cost: $44,260,514)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.74%		346,488

NET ASSETS - 100.00%		$46,795,373

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $4,638,116 or 9.91% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY PACIFIC OPPORTUNITIES FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $44,261) (Notes 1 and 3)	$46,449
Cash denominated in foreign currencies (cost - $744)	738
Receivables:
Fund shares sold	128
Dividends and interest	124
Prepaid and other assets	33

Total assets	47,472

LIABILITIES
Payable for investment securities purchased	462
Payable to Fund shareholders	56
Accrued management fee (Note 2)	37
Accrued shareholder servicing (Note 2)	25
Accrued service fee (Note 2)	9
Accrued distribution fee (Note 2)	5
Accrued accounting and administrative services fees (Note 2)	2
Due to custodian	2
Other	79

Total liabilities	677

Total net assets	$46,795

NET ASSETS
Capital paid in	$52,164
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(161)
Accumulated undistributed net realized loss on investment transactions	(7,349)
Net unrealized appreciation in value of investments	2,141

Net assets applicable to outstanding units of capital	$46,795

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.19
Class B	$8.62
Class C	$8.71
Class Y	$9.23
Advisor Class	$8.97
Capital shares outstanding:
Class A	4,043
Class B	613
Class C	426
Class Y	62
Advisor Class	6

See Notes to Financial Statements.

Statement of Operations
      IVY PACIFIC OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $31)	$403
Interest and amortization	21

Total income	424

Expenses (Note 2):
Investment management fee	207
Shareholder servicing:
Class A	84
Class B	16
Class C	9
Class Y	1
Advisor Class	- *
Service fee:
Class A	33
Class B	6
Class C	4
Class Y	1
Custodian fees	41
Distribution fee:
Class A	8
Class B	19
Class C	11
Registration fees	33
Accounting and administrative services fees	15
Audit fees	10
Legal fees	6
Other	27

Total expenses	531

Net investment loss	(107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	458
Realized net loss on foreign currency transactions	(52)

Realized net gain on investments	406
Unrealized depreciation in value of investments during the period	(1,594)

Net loss on investments	(1,188)

Net decrease in net assets resulting from operations	$(1,295)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY PACIFIC OPPORTUNITIES FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(107)	$(104)	$(85)
Realized net gain on investments	406	1,428	2,573
Unrealized appreciation (depreciation)	(1,594)	(248)	4,130

Net increase (decrease) in net assets resulting from operations	(1,295)	1,076	6,618

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Advisor Class	-	-	-

	-	-	-

Capital share transactions (Note 5)	9,755	11,319	10,753

Total increase	8,460	12,395	17,371
NET ASSETS
Beginning of period	38,335	25,940	8,569

End of period	$46,795	$38,335	$25,940

Undistributed net investment loss	$(161)	$(24)	$(108)

(1)See "Financial Highlights" on pages 176-180.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001		2000	1999

Net asset value, beginning of period	$9.55		$9.11		$5.96	$6.72	$7.42		$9.15	$6.30

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.00		(0.02)	0.01 (1)	(0.03	)(1)	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.34)		0.44		3.17	(0.77)	(0.66)		(1.74)	2.86

Total from investment operations	(0.36)		0.44		3.15	(0.76)	(0.69)		(1.67)	2.94

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.01)		(0.06)	(0.08)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.01)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.01)		(0.06)	(0.09)

Net asset value, end of period	$9.19		$9.55		$9.11	$5.96	$6.72		$7.42	$9.15

Total return(2)	-3.77%		4.83%		52.85%	-11.31%	-9.29%		-18.25%	46.72%
Net assets, end of period (in millions)	$37		$29		$18	$5	$6		$9	$13
Ratio of expenses to average net assets including reimbursement	2.51	%(3)	2.07	%(3)	2.64%	2.21%	2.21%		2.16%	2.19%
Ratio of net investment income (loss) to average net assets including reimbursement	-0.36	%(3)	-1.07	%(3)	-0.39%	0.20%	-0.49%		0.83%	1.01%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		2.73%	3.52%	3.57%		3.10%	2.84%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		-0.48%	-1.11%	-1.85%		-0.11%	0.36%
Portfolio turnover rate	37%		61%		187%	16%	82%		108%	23%

(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002		2001		2000	1999

Net asset value, beginning of period	$9.01		$8.61		$5.75	$6.56		$7.33		$9.04	$6.24

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.04)		(0.06)	(0.04	)(1)	(0.08	)(1)	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.34)		0.44		2.92	(0.77)		(0.68)		(1.71)	2.81

Total from investment operations	(0.39)		0.40		2.86	(0.81)		(0.76)		(1.70)	2.83

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.01)		(0.01)	(0.02)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)		(0.00)	(0.01)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.01)		(0.01)	(0.03)

Net asset value, end of period	$8.62		$9.01		$8.61	$5.75		$6.56		$7.33	$9.04

Total return	- 4.33%		4.65%		49.74%	-12.35%		-10.35%		-18.80%	45.33%
Net assets, end of period (in millions)	$5		$6		$6	$3		$4		$6	$8
Ratio of expenses to average net assets including reimbursement	3.31	%(2)	2.86	%(2)	3.46%	2.96%		2.95%		2.92%	2.97%
Ratio of net investment income (loss) to average net assets including reimbursement	-1.14	%(2)	-1.92	%(2)	-1.15%	-0.55%		-1.22%		0.07%	0.24%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		3.55%	4.27%		4.31%		3.86%	3.62%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		-1.24%	-1.86%		-2.58%		-0.87%	-0.41%
Portfolio turnover rate	37%		61%		187%	16%		82%		108%	23%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002		2001		2000	1999

Net asset value, beginning of period	$9.09		$8.68		$5.75	$6.55		$7.31		$9.07	$6.25

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.02)		(0.05)	(0.03	)(1)	(0.08	)(1)	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.34)		0.43		2.98	(0.77)		(0.67)		(1.71)	2.82

Total from investment operations	(0.38)		0.41		2.93	(0.80)		(0.75)		(1.70)	2.84

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.01)		(0.06)	(0.01)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)		(0.00)	(0.01)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.01)		(0.06)	(0.02)

Net asset value, end of period	$8.71		$9.09		$8.68	$5.75		$6.55		$7.31	$9.07

Total return	- 4.18%		4.72%		50.96%	-12.21%		-10.25%		-18.79%	45.41%
Net assets, end of period (in millions)	$4		$3		$2	$1		$1		$2	$1
Ratio of expenses to average net assets including reimbursement	3.47	%(2)	2.57	%(2)	3.48%	2.94%		2.90%		3.03%	3.03%
Ratio of net investment income (loss) to average net assets including reimbursement	-1.31	%(2)	-1.59	%(2)	-1.14%	-0.53%		-1.18%		-0.03%	0.18%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		3.57%	4.25%		4.26%		3.97%	3.68%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		-1.23%	-1.84%		-2.54%		-0.97%	-0.47%
Portfolio turnover rate	37%		61%		187%	16%		82%		108%	23%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the fiscal period ended 3-31-04		For the period from 7-24-03(1) to 12-31-03

Net asset value, beginning of period	$9.58		$9.13		$6.85

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.00)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.36)		0.45		2.29

Total from investment operations	(0.35)		0.45		2.28

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)

Net asset value, end of period	$9.23		$9.58		$9.13

Total return	-3.65%		4.93%		33.28%
Net assets, end of period (in thousands)	$571		$707		$497
Ratio of expenses to average net assets including reimbursement	2.12	%(2)	1.64	%(2)	2.01	%(2)
Ratio of net investment income (loss) to average net assets including reimbursement	0.07	%(2)	-0.68	%(2)	-0.40	%(2)
Ratio of expenses to average net assets excluding reimbursement	2.28	%(2)	NA		2.18	%(2)
Ratio of net investment loss to average net assets excluding reimbursement	-0.09	%(2)	NA		-0.57	%(2)
Portfolio turnover rate	37%		61%		187	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-04		3-31-04		2003	2002	2001		2000	1999

Net asset value, beginning of period	$9.28		$8.85		$5.81	$6.59	$7.30		$9.03	$6.27

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)		(0.01)	0.04 (2)	(0.02	)(2)	0.12 (2)	0.04
Net realized and unrealized gain (loss) on investments	(0.33)		0.44		3.05	(0.82)	(0.68)		(1.82)	2.86

Total from investment operations	(0.31)		0.43		3.04	(0.78)	(0.70)		(1.70)	2.90

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.01)		(0.03)	(0.13)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.01)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.01)		(0.03)	(0.14)

Net asset value, end of period	$8.97		$9.28		$8.85	$5.81	$6.59		$7.30	$9.03

Total return	-3.34%		4.86%		52.32%	-11.84%	-9.58%		-18.77%	46.29%
Net assets, end of period (in thousands)	$56		$58		$55	$34	$3		$42	$313
Ratio of expenses to average net assets including reimbursement	1.71	%(3)	1.82	%(3)	2.49%	1.74%	2.03%		1.77%	1.79%
Ratio of net investment income (loss) to average net assets including reimbursement	0.47	%(3)	-0.88	%(3)	-0.09%	0.67%	-0.31%		1.23%	1.42%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		2.65%	3.05%	3.39%		2.71%	2.44%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA		-0.25%	-0.64%	-1.67%		0.29%	0.77%
Portfolio turnover rate	37%		61%		187%	16%	82%		108%	23%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY REAL ESTATE SECURITIES FUND

Portfolio Highlights

On September 30, 2004, Ivy Real Estate Securities Fund had net assets totaling $198,391,599 invested in a diversified portfolio of:

96.41%	Common Stocks
3.12%	Cash and Cash Equivalents
0.47%	Preferred Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Shelter Stocks	$80.87
Consumer Services Stocks	$8.88
Business Equipment and Services Stocks	$3.36
Cash and Cash Equivalents	$3.12
Preferred Stocks	$2.28
Retail Stocks	$1.02
Health Care Stocks	$0.47

The Investments of Ivy Real Estate Securities Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.36%
Brookfield Properties Corporation	206,400	$6,658,464

Homebuilders, Mobile Homes - 0.47%
WCI Communities, Inc.*	40,100	934,330

Hotels and Gaming - 8.88%
Fairmont Hotels & Resorts Inc.	83,900	2,292,148
Hilton Hotels Corporation	380,100	7,161,084
Starwood Hotels & Resorts Worldwide, Inc.	175,800	8,160,636

		17,613,868

Multiple Industry - 2.28%
Boardwalk Real Estate Investment Trust (A)	335,740	4,515,847

Real Estate Investment Trust - 80.40%
Affordable Residential Communities Inc.	31,100	454,060
Alexandria Real Estate Equities, Inc.	57,200	3,759,184
American Campus Communities, Inc.*	194,100	3,602,496
AvalonBay Communities, Inc.	10,800	650,376
BRE Properties, Inc., Class A	44,200	1,695,070
Biomed Realty Trust, Inc.*	247,800	4,358,802
Boston Properties, Inc.	119,600	6,624,644
Brandywine Realty Trust	190,800	5,433,984
CBL & Associates Properties, Inc.	32,200	1,962,590
Camden Property Trust	31,600	1,459,920
Capital Automotive REIT	40,400	1,263,510
CarrAmerica Realty Corporation	62,700	2,050,290
Colonial Properties Trust	24,300	977,346
Cousins Properties Incorporated	119,600	4,103,476
Developers Diversified Realty Corporation	173,500	6,792,525
Entertainment Properties Trust	54,500	2,060,100
Equity One, Inc.	206,700	4,055,454
Equity Residential	179,300	5,558,300
Essex Property Trust, Inc.	11,668	838,346
Extra Space Storage Inc.	233,000	2,970,750
First Potomac Realty Trust	143,500	2,964,710
General Growth Properties, Inc.	234,800	7,278,800
Global Signal Inc.	31,500	721,350
Gramercy Capital Corp.*	168,800	2,633,280
Hersha Hospitality Trust	251,800	2,366,920
Home Properties, Inc.	37,200	1,471,632
Host Marriott Corporation*	159,700	2,240,591
Kimco Realty Corporation	103,950	5,332,635
Kite Realty Group Trust*	268,500	3,530,775
LTC Properties, Inc.	78,900	1,411,521
Liberty Property Trust	56,400	2,246,976
Mack-Cali Realty Corporation	24,800	1,098,640
Maguire Properties, Inc.	43,900	1,067,209
Mills Corporation (The)	169,600	8,797,152
Newcastle Investment Corp.	62,600	1,921,820
Omega Healthcare Investors, Inc.	82,700	889,852
PS Business Parks, Inc.	89,300	3,558,605
Prentiss Properties Trust	121,600	4,377,600
ProLogis	334,162	11,775,869
Regency Centers Corporation	18,700	869,363
Rouse Company (The)	76,400	5,109,632
Simon Property Group, Inc.	109,400	5,867,122
Spirit Finance Corporation (B)*	70,700	707,000
Strategic Hotel Capital, L.L.C.*	300,100	4,057,352
Tanger Factory Outlet Centers, Inc.	83,800	3,752,564
United Dominion Realty Trust, Inc.	314,600	6,238,518
Ventas, Inc.	117,800	3,053,376
Winston Hotels, Inc.	327,300	3,502,110

		159,514,197

Retail - Specialty Stores - 1.02%
Forest City Enterprises, Inc., Class A	36,800	2,027,680

TOTAL COMMON STOCKS - 96.41%		$191,264,386

(Cost: $161,102,016)

PREFERRED STOCKS - 0.47%

Real Estate Investment Trust
LaSalle Hotel Properties, 8.375% Cumulative	9,500	247,000
PS Business Parks, Inc., 7% Cumulative*	17,400	426,300
Winston Hotels, Inc., 8% Cumulative*	10,500	261,450

(Cost: $935,000)		$934,750

TOTAL SHORT-TERM SECURITIES - 3.82%		$7,571,492

(Cost: $7,571,492)

TOTAL INVESTMENT SECURITIES - 100.70%		$199,770,628

(Cost: $169,608,508)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.70%)		(1,379,029)

NET ASSETS - 100.00%		$198,391,599

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of this security amounted to 0.36% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY REAL ESTATE SECURITIES FUND
      September 30, 2004
       (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $169,609) (Notes 1 and 3)	$199,771
Receivables:
Investment securities sold	2,289
Fund shares sold	1,437
Dividends and interest	762
Prepaid and other assets	27

Total assets	204,286

LIABILITIES
Payable for investment securities purchased	5,354
Payable to Fund shareholders	257
Accrued management fee (Note 2)	139
Accrued shareholder servicing (Note 2)	40
Accrued service fee (Note 2)	39
Due to custodian	20
Accrued accounting and administrative services fees (Note 2)	6
Accrued distribution fee (Note 2)	6
Other	33

Total liabilities	5,894

Total net assets	$198,392

NET ASSETS
Capital paid in	$161,612
Accumulated undistributed income:
Accumulated undistributed net investment income	116
Accumulated undistributed net realized gain on investment transactions	6,502
Net unrealized appreciation in value of investments	30,162

Net assets applicable to outstanding units of capital	$198,392

Net asset value per share (net assets divided by shares outstanding):
Class A	$17.24
Class B	$17.21
Class C	$17.24
Class Y	$17.25
Capital shares outstanding:
Class A	4,654
Class B	272
Class C	325
Class Y	6,255

See Notes to Financial Statements.

Statement of Operations
      IVY REAL ESTATE SECURITIES FUND
      For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $26)	$3,458
Interest and amortization	34

Total income	3,492

Expenses (Note 2):
Investment management fee	681
Shareholder servicing:
Class A	105
Class B	11
Class C	8
Class Y	66
Service fee:
Class A	62
Class B	4
Class C	4
Class Y	110
Accounting and administrative services fees	33
Distribution fee:
Class A	9
Class B	11
Class C	13
Custodian fees	14
Audit fees	13
Legal fees	9
Other	84

Total expenses	1,237

Net investment income	2,255

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,910
Realized net gain on foreign currency transactions	3

Realized net gain on investments	2,913
Unrealized appreciation in value of investments during the period	455

Net gain on investments	3,368

Net increase in net assets resulting from operations	$5,623

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY REAL ESTATE SECURITIES FUND
     (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 7-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,255	$1,534	$1,259
Realized net gain on investments	2,913	4,501	244
Unrealized appreciation	455	18,481	8,144

Net increase in net assets resulting from operations	5,623	24,516	9,647

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(315)	(542)	(1,712)
Class B	-	- *	(57)
Class C	(4)	(1)	-
Class Y	(552)	(848)	N/A
Realized gains on investment transactions:
Class A	-	(262)	(765)
Class B	-	- *	(31)
Class C	-	(1)	-
Class Y	-	(826)	N/A

	(871)	(2,480)	(2,565)

Capital share transactions (Note 5)	54,996	54,223	21,903

Total increase	59,748	76,259	28,985
NET ASSETS
Beginning of period	138,644	62,385	33,400

End of period	$198,392	$138,644	$62,385

Undistributed net investment income (loss)	$116	($152)	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 188-191.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal period ended		For the fiscal year ended July 31,					For the period from 2-25-99(1) to
	9-30-04	3-31-04		2003		2002	2001	2000	7-31-99

Net asset value, beginning of period	$16.99		$13.42		$11.93	$11.67	$11.23	$10.25	$10.02

Income from investment operations:
Net investment income	0.02		0.62		0.48	0.32	0.51	0.43	0.18
Net realized and unrealized gain on investments	0.31		3.38		1.72	1.01	0.47	1.00	0.31

Total from investment operations	0.33		4.00		2.20	1.33	0.98	1.43	0.49

Less distributions from:
Net investment income	(0.08)		(0.24)		(0.48)	(0.28)	(0.54)	(0.41)	(0.26)
Capital gains	(0.00)		(0.19)		(0.23)	(0.79)	(0.00)	(0.04)	(0.00)

Total distributions	(0.08)		(0.43)		(0.71)	(1.07)	(0.54)	(0.45)	(0.26)

Net asset value, end of period	$17.24		$16.99		$13.42	$11.93	$11.67	$11.23	$10.25

Total return(2)	1.96%		29.78%		19.65%	12.31%	9.10%	14.89%	4.78%
Net assets, end of period (in millions)	$80		$44		$60	$32	$17	$12	$6
Ratio of expenses to average net assets including voluntary expense waiver	1.75	%(3)	1.48	%(3,4)	1.46%	1.50%	1.50%	1.50%	1.50	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	2.89	%(3)	4.35	%(3,4)	2.95%	2.83%	4.29%	4.26%	4.09	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		1.49	%(3,4)	1.46%	1.69%	1.99%	2.72%	3.49	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		4.34	%(3,4)	2.95%	2.64%	3.81%	3.04%	2.10	%(3)
Portfolio turnover rate	37%		35%		48%	101%	173%	117%	52%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan described in Note 8, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$16.97		$15.18

Income from investment operations:
Net investment income	0.15		0.07
Net realized and unrealized gain on investments	0.09		2.08

Total from investment operations	0.24		2.15

Less distributions from:
Net investment income	(0.00)		(0.17)
Capital gains	(0.00)		(0.19)

Total distributions	(0.00)		(0.36)

Net asset value, end of period	$17.21		$16.97

Total return	1.42%		14.46%
Net assets, end of period (in millions)	$5		$2
Ratio of expenses to average net assets	2.90	%(2)	3.02	%(2)
Ratio of net investment income (loss) to average net assets	1.79	%(2)	-5.40	%(2)
Portfolio turnover rate	37%		35	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$16.99		$15.18

Income from investment operations:
Net investment income	0.16		0.08
Net realized and unrealized gain on investments	0.10		2.09

Total from investment operations	0.26		2.17

Less distributions from:
Net investment income	(0.01)		(0.17)
Capital gains	(0.00)		(0.19)

Total distributions	(0.01)		(0.36)

Net asset value, end of period	$17.24		$16.99

Total return	1.55%		14.59%
Net assets, end of period (in millions)	$5		$2
Ratio of expenses to average net assets	2.61	%(2)	2.82	%(2)
Ratio of net investment income (loss) to average net assets	2.07	%(2)	- 4.46	%(2)
Portfolio turnover rate	37%		35	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) through 3-31-04

Net asset value, beginning of period	$16.99		$15.18

Income from investment operations:
Net investment income	0.25		0.04
Net realized and unrealized gain on investments	0.11		2.15

Total from investment operations	0.36		2.19

Less distributions from:
Net investment income	(0.10)		(0.19)
Capital gains	(0.00)		(0.19)

Total distributions	(0.10)		(0.38)

Net asset value, end of period	$17.25		$16.99

Total return	2.11%		14.78%
Net assets, end of period (in millions)	$108		$91
Ratio of expenses to average net assets	1.48	%(2)	1.60	%(2)
Ratio of net investment income to average net assets	3.11	%(2)	0.14	%(2)
Portfolio turnover rate	37%		35	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP VALUE FUND

Portfolio Highlights

On September 30, 2004, Ivy Small Cap Value Fund had net assets totaling $115,549,338 invested in a diversified portfolio of:

95.12%	Common Stocks
4.88%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Technology Stocks	$17.08
Capital Goods Stocks	$14.51
Raw Materials Stocks	$7.38
Energy Stocks	$7.07
Retail Stocks	$6.74
Financial Services Stocks	$6.62
Business Equipment and Services Stocks	$6.19
Health Care Stocks	$5.69
Consumer Services Stocks	$5.51
Cash and Cash Equivalents	$4.88
Transportation Stocks	$4.44
Multi-Industry Stocks	$4.25
Consumer Nondurables Stocks	$3.77
Shelter Stocks	$2.80
Consumer Durables Stocks	$1.66
Utilities Stocks	$1.41

The Investments of Ivy Small Cap Value Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Air Transportation - 1.64%
Alaska Air Group, Inc.*	16,200	$401,436
EGL, Inc.*	29,300	887,058
Mesa Air Group, Inc.*	56,500	289,280
SkyWest, Inc.	20,800	313,768

		1,891,542

Aircraft - 1.52%
AAR CORP.*	44,300	551,535
HEICO Corporation	21,500	380,120
HEICO Corporation, Class A	1,510	20,355
Herley Industries, Inc.*	14,900	277,959
Triumph Group, Inc.*	15,700	531,131

		1,761,100

Apparel - 1.25%
OshKosh B'Gosh, Inc., Class A	17,745	360,135
Payless ShoeSource, Inc.*	67,500	683,775
Russell Corporation	23,900	402,476

		1,446,386

Banks - 0.79%
First Niagara Financial Group, Inc.	27,900	374,139
Sterling Bancshares, Inc.	40,000	537,400

		911,539

Broadcasting - 0.95%
Entercom Communications Corp.*	11,000	359,260
Gray Television, Inc.	23,100	274,890
LIN TV Corp., Class A*	23,600	459,728

		1,093,878

Business Equipment and Services - 5.25%
Carreker Corporation*	38,000	288,610
Excel Technology, Inc.*	12,200	313,967
Heidrick & Struggles International, Inc.*	30,200	869,609
John H. Harland Company	18,500	579,975
Learning Tree International, Inc.*	25,200	355,824
NCO Group, Inc.*	21,000	565,215
Perot Systems Corporation, Class A*	38,200	613,492
ProQuest Company*	13,300	341,810
PTEK Holdings, Inc.*	80,000	684,000
StarTek, Inc.	6,800	213,248
Stewart Enterprises, Inc., Class A*	119,800	830,813
Tetra Tech, Inc.*	24,200	307,098
Viad Corp	4,225	100,259

		6,063,920

Capital Equipment - 7.24%
Esterline Technologies Corporation*	17,600	538,384
Flowserve Corporation*	21,300	515,034
GrafTech International Ltd.*	56,500	788,175
Helix Technology Corporation	22,000	298,870
JLG Industries, Inc.	49,900	838,320
Joy Global Inc.	23,600	811,840
Kadant Inc.*	26,700	490,212
Manitowoc Company, Inc. (The)	20,800	737,568
Maverick Tube Corporation*	27,300	841,113
Regal-Beloit Corporation	17,000	411,230
Stewart & Stevenson Services, Inc.	26,300	464,721
Terex Corporation*	14,500	629,300
Valmont Industries, Inc.	22,400	467,488
Watts Water Technologies, Inc., Class A	19,800	531,630

		8,363,885

Chemicals - Petroleum and Inorganic - 1.37%
Agrium Inc.	71,300	1,266,288
Tredegar Corporation	17,200	313,040

		1,579,328

Chemicals - Specialty - 3.01%
Cambrex Corporation	23,400	513,630
Ferro Corporation	22,400	488,544
IMC Global Inc.*	26,900	467,791
Millennium Chemicals Inc.*	35,600	755,076
Minerals Technologies Inc.	4,800	282,528
OM Group, Inc.*	3,500	127,960
OMNOVA Solutions Inc.*	88,000	530,640
SPARTECH Corporation	12,500	313,750

		3,479,919

Coal - 1.10%
Massey Energy Company	17,300	500,489
Peabody Energy Corporation	13,000	773,500

		1,273,989

Communications Equipment - 2.66%
Advanced Fibre Communications, Inc.*	8,200	130,339
Anaren, Inc.*	27,500	368,362
Andrew Corporation*	52,600	643,561
Anixter International Inc.*	9,200	322,828
Belden CDT Inc.*	23,300	507,940
CommScope, Inc.*	29,300	632,880
Dycom Industries, Inc.*	16,300	462,757

		3,068,667

Computers - Main and Mini - 0.19%
Silicon Graphics, Inc.*	153,300	219,219

Computers - Peripherals - 2.94%
Actel Corporation*	19,900	301,087
Ascential Software Corporation*	13,700	184,745
Aspen Technology, Inc.*	69,400	484,065
Electronics for Imaging, Inc.*	27,800	452,306
Gerber Scientific, Inc.*	400	2,636
Inet Technologies, Inc.*	44,600	561,514
Keane, Inc.*	19,300	296,448
Mentor Graphics Corporation*	42,200	462,301
MRO Software, Inc.*	19,900	198,204
NMS Communications Corporation*	51,400	250,318
SimpleTech, Inc.*	56,200	203,444

		3,397,068

Construction Materials - 2.50%
Insituform Technologies, Inc., Class A*	20,400	380,664
Jacuzzi Brands, Inc.*	40,600	377,580
Martin Marietta Materials, Inc.	23,600	1,068,372
Trex Company, Inc.*	6,900	305,532
Walter Industries, Inc.	47,300	757,746

		2,889,894

Containers - 0.91%
Anchor Glass Container Corporation	44,300	365,032
Packaging Corporation of America	28,300	692,501

		1,057,533

Cosmetics and Toiletries - 0.39%
Playtex Products, Inc.*	71,900	452,970

Defense - 1.02%
Alliant Techsystems Inc.*	8,900	538,450
Teledyne Technologies Incorporated*	25,500	638,520

		1,176,970

Electrical Equipment - 0.88%
Acuity Brands, Inc.	14,500	344,665
C&D Technologies, Inc.	2,900	55,158
Federal Signal Corporation	16,800	312,144
Integrated Electrical Services, Inc.*	64,300	309,283

		1,021,250

Electronic Components - 4.73%
ATMI, Inc.*	23,600	483,446
AVX Corporation	19,400	229,890
Avnet, Inc.*	17,300	296,176
Brooks Automation, Inc.*	38,500	543,428
Cypress Semiconductor Corporation*	54,100	478,244
Hutchinson Technology Incorporated*	13,300	355,642
IXYS Corporation*	58,700	418,824
KEMET Corporation*	84,500	683,605
MKS Instruments, Inc.*	32,000	490,880
STATS ChipPAC Ltd., ADR*	16,982	101,552
Thomas & Betts Corporation	18,100	485,442
TriQuint Semiconductor, Inc.*	52,200	203,319
Varian Semiconductor Equipment Associates, Inc.*	22,300	690,519

		5,460,967

Electronic Instruments - 4.02%
BEI Technologies, Inc.	5,800	159,413
Benchmark Electronics, Inc.*	7,800	232,440
LeCroy Corporation*	20,200	336,027
Roper Industries, Inc.	14,400	827,424
Technitrol, Inc.*	84,000	1,638,000
Veeco Instruments Inc.*	68,900	1,447,245

		4,640,549

Farm Machinery - 1.43%
AGCO Corporation*	34,300	775,866
Navistar International Corporation*	23,600	877,684

		1,653,550

Finance Companies - 2.08%
American Capital Strategies, Ltd.	24,800	776,612
GATX Corporation	33,000	879,780
MCG Capital Corporation	28,300	492,420
Medallion Financial Corp.	28,700	260,309

		2,409,121

Food and Related - 0.89%
American Italian Pasta Company, Class A	13,100	342,565
Chiquita Brands International, Inc.*	5,400	94,014
Sensient Technologies Corporation	27,100	586,444

		1,023,023

Forest and Paper Products - 0.54%
Caraustar Industries, Inc.*	37,300	627,573

Furniture and Furnishings - 0.85%
La-Z-Boy Incorporated	39,700	602,646
Steelcase Inc.	27,500	385,000

		987,646

Health Care - Drugs - 1.83%
Albany Molecular Research, Inc.*	38,600	371,332
InterMune, Inc.*	30,500	361,578
Priority Healthcare Corporation, Class B*	25,700	519,012
Valeant Pharmaceuticals International	35,800	863,496

		2,115,418

Health Care - General - 1.83%
Hanger Orthopedic Group, Inc.*	28,500	142,785
Hooper Holmes, Inc.	107,200	480,256
ICU Medical, Inc.*	11,700	304,141
STERIS Corporation*	20,800	456,352
SurModics, Inc.*	15,200	360,924
VIASYS Healthcare Inc.*	22,400	374,752

		2,119,210

Homebuilders, Mobile Homes - 0.20%
Champion Enterprises, Inc.*	22,900	235,641

Hospital Supply and Management - 2.03%
Cytyc Corporation*	16,500	398,393
LifePoint Hospitals, Inc.*	18,800	562,590
Province Healthcare Company*	39,700	830,524
RehabCare Group, Inc.*	23,900	550,417

		2,341,924

Hotels and Gaming - 1.91%
Argosy Gaming Company*	29,600	1,160,320
Boyd Gaming Corporation	21,700	610,855
Penn National Gaming, Inc.*	10,900	440,524

		2,211,699

Household - General Products - 0.33%
Tupperware Corporation	22,400	380,352

Insurance - Life - 0.40%
AmerUs Group Co.	11,400	467,400

Insurance - Property and Casualty - 2.19%
Harleysville Group Inc.	29,900	619,378
Hub International Limited	21,300	385,104
Odyssey Re Holdings Corp.	23,400	519,012
Ohio Casualty Corporation*	30,500	638,212
United National Group, Ltd., Class A*	24,900	364,785

		2,526,491

Leisure Time Industry - 1.23%
Callaway Golf Company	30,700	324,499
Pinnacle Entertainment, Inc.*	38,900	536,820
Steiner Leisure Limited*	20,300	448,528
Steinway Musical Instruments, Inc.*	4,020	109,344

		1,419,191

Metal Fabrication - 1.85%
Ladish Co., Inc.*	45,201	412,685
RTI International Metals, Inc.*	22,200	430,014
Titanium Metals Corporation*	7,750	181,815
Trinity Industries, Inc.	35,700	1,112,769

		2,137,283

Mining - 0.99%
Compass Minerals International, Inc.	23,100	512,820
Phelps Dodge Corporation	6,900	635,007
		1,147,827

Motor Vehicle Parts - 1.10%
American Axle & Manufacturing Holdings, Inc.	6,400	187,264
Apogee Enterprises, Inc.	30,800	396,396
BorgWarner Inc.	12,700	549,783
Tower Automotive, Inc.*	66,100	138,149

		1,271,592

Multiple Industry - 4.25%
Assured Guaranty Ltd.	22,700	378,182
iShares Russell 2000 Index Fund	35,233	4,017,267
MoneyGram International, Inc.	17,300	295,484
Platinum Underwriters Holdings, Ltd.	7,700	225,456

		4,916,389

Non-Residential Construction - 0.61%
Comfort Systems USA, Inc.*	38,900	256,740
ElkCorp	16,000	444,160

		700,900

Petroleum - Domestic - 1.17%
Cabot Oil & Gas Corporation	15,800	709,420
Spinnaker Exploration Company*	7,700	269,808
Stone Energy Corporation*	8,400	367,584

		1,346,812

Petroleum - International - 0.56%
Vintage Petroleum, Inc.	32,100	644,247

Petroleum - Services - 4.24%
Atwood Oceanics, Inc.*	12,600	599,004
Core Laboratories N.V.*	21,200	521,308
Global Industries, Ltd.*	89,100	549,747
Grey Wolf, Inc.*	112,000	547,680
Hanover Compressor Company*	69,900	940,155
Newpark Resources, Inc.*	69,200	415,200
Veritas DGC Inc.*	25,100	571,778
W-H Energy Services, Inc.*	36,400	755,300

		4,900,172

Publishing - 1.42%
Hollinger International Inc.	8,400	145,236
Journal Register Company*	30,200	570,780
Reader's Digest Association Inc. (The), Class A	63,200	922,088

		1,638,104

Railroad - 1.52%
RailAmerica, Inc.*	29,200	322,660
Westinghouse Air Brake Technologies Corporation	76,900	1,437,261

		1,759,921

Real Estate Investment Trust - 1.21%
Heritage Property Investment Trust, Inc.	14,600	425,882
Highland Hospitality Corporation	18,900	215,460
Lexington Corporation Properties Trust	9,100	197,561
Rayonier Inc.	8,138	368,163
Reckson Associates Realty Corp.	6,600	189,750

		1,396,816

Restaurants - 1.59%
CKE Restaurants, Inc.*	39,500	436,475
California Pizza Kitchen, Inc.*	22,500	491,513
O'Charley's Inc.*	25,700	417,368
Papa John's International, Inc.*	12,100	371,651
Ryans Restaurant Group, Inc.*	8,400	124,446

		1,841,453

Retail - Food Stores - 0.66%
Longs Drug Stores Corporation	31,400	759,880

Retail - General Merchandise - 1.09%
BJ's Wholesale Club, Inc.*	22,600	617,884
Dillard's, Inc., Class A	9,600	189,504
Wild Oats Markets, Inc.*	51,900	449,194

		1,256,582

Retail - Specialty Stores - 3.40%
American Eagle Outfitters, Inc.*	8,600	316,781
Barnes & Noble, Inc.*	6,300	233,100
CSK Auto Corporation*	18,900	251,748
Charming Shoppes, Inc.*	72,900	521,600
Christopher & Banks Corporation	28,400	454,684
Furniture Brands International, Inc.	14,300	358,644
Genesco Inc.*	4,400	103,620
Hancock Fabrics, Inc.	29,000	347,420
Hollywood Entertainment Corporation*	46,700	461,629
Too, Inc.*	32,900	594,503
Tweeter Home Entertainment Group, Inc.*	50,100	282,814

		3,926,543

Security and Commodity Brokers - 1.16%
Affiliated Managers Group, Inc.*	7,400	396,196
A.G. Edwards, Inc.	11,700	405,054
Fidelity National Financial, Inc.	10,638	405,308
SWS Group, Inc.	8,200	131,856

		1,338,414

Steel - 2.01%
Allegheny Technologies Incorporated	54,300	990,975
NS Group, Inc.*	26,100	482,850
United States Steel Corporation	22,600	850,212

		2,324,037

Timesharing and Software - 0.94%
CIBER, Inc.*	59,700	448,944
EarthLink, Inc.*	55,100	567,806
Pegasystems Inc.*	9,600	67,344

		1,084,094

Tires and Rubber Products - 0.56%
Cooper Tire & Rubber Company	32,300	651,491

Trucking and Shipping - 1.28%
Kirby Corporation*	11,500	461,725
OMI Corporation	63,300	1,014,066

		1,475,791

Utilities - Electric - 0.50%
Hawaiian Electric Industries, Inc.	6,000	159,240
Westar Energy, Inc.	20,900	422,180

		581,420

Utilities - Gas and Pipeline - 0.58%
NUI Corporation	23,600	314,824
UGI Corporation	9,400	350,244

		665,068

Utilities - Telephone - 0.33%
American Tower Corporation, Class A*	24,800	380,680

TOTAL COMMON STOCKS - 95.12%		$109,914,328

(Cost: $93,589,131)

TOTAL SHORT-TERM SECURITIES - 4.52%		$5,218,569

(Cost: $5,218,569)

TOTAL INVESTMENT SECURITIES - 99.64%		$115,132,897

(Cost: $98,807,700)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.36%		416,441

NET ASSETS - 100.00%		$115,549,338

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SMALL CAP VALUE FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $98,808) (Notes 1 and 3)	$115,133
Cash	1
Receivables:
Fund shares sold	616
Investment securities sold	98
Dividends and interest	82
Prepaid and other assets	24

Total assets	115,954

LIABILITIES
Payable for investment securities purchased	142
Payable to Fund shareholders	88
Accrued management fee (Note 2)	78
Accrued shareholder servicing (Note 2)	30
Accrued service fee (Note 2)	23
Accrued accounting and administrative services fees (Note 2)	5
Accrued distribution fee (Note 2)	4
Other	35

Total liabilities	405

Total net assets	$115,549

NET ASSETS
Capital paid in	$94,626
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(479)
Accumulated undistributed net realized gain on investment transactions	5,077
Net unrealized appreciation in value of investments	16,325

Net assets applicable to outstanding units of capital	$115,549

Net asset value per share (net assets divided by shares outstanding):
Class A	$16.35
Class B	$16.17
Class C	$16.22
Class Y	$16.36
Capital shares outstanding:
Class A	5,064
Class B	175
Class C	285
Class Y	1,548

See Notes to Financial Statements

Statement of Operations
      IVY SMALL CAP VALUE FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$374
Interest and amortization	33

Total income	407

Expenses (Note 2):
Investment management fee	439
Shareholder servicing:
Class A	100
Class B	9
Class C	9
Class Y	22
Service fee:
Class A	85
Class B	2
Class C	4
Class Y	33
Custodian fees	39
Accounting and administrative services fees	29
Distribution fee:
Class A	5
Class B	7
Class C	12
Audit fees	11
Legal fees	7
Other	72

Total expenses	885

Net investment loss	(478)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	3,080
Unrealized depreciation in value of investments during the period	(4,381)

Net loss on investments	(1,301)

Net decrease in net assets resulting from operations	$(1,779)

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY SMALL CAP VALUE FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04	For the fiscal year ended 7-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(478)	$(382)	$(494)
Realized net gain (loss) on investments	3,080	5,963	(2,980)
Unrealized appreciation (depreciation)	(4,381)	12,506	11,321

Net increase (decrease) in net assets resulting from operations	(1,779)	18,087	7,847

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-	(9)
Class B	-	-	(1)
Class C	-	-	(1)
Class Y	-	-	N/A
Realized gains on investment transactions:
Class A	-	(75)	(3,990)
Class B	-	- *	(345)
Class C	-	- *	(400)
Class Y	-	(30)	N/A

	-	(105)	(4,746)

Capital share transactions (Note 5)	24,421	9,597	3,148

Total increase	22,642	27,579	6,249
NET ASSETS
Beginning of period	92,907	65,328	59,079

End of period	$115,549	$92,907	$65,328

Undistributed net investment income (loss)	$(479)	$(1)	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 204-207.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal period ended		For the fiscal year ended July 31,
	9-30-04		3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$16.68		$13.02		$12.25	$15.05	$11.47	$11.20	$12.03

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)		(0.09)	(0.08)	(0.06)	0.05	0.10
Net realized and unrealized gain (loss) on investments	(0.27)		3.76		1.74	(1.84)	4.04	0.32	(0.59)

Total from investment operations	(0.33)		3.68		1.65	(1.92)	3.98	0.37	(0.49)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)*	(0.00)	(0.00)	(0.10)	(0.09)
Capital gains	(0.00)		(0.02)		(0.88)	(0.88)	(0.40)	(0.00)	(0.23)
Tax return of capital	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.00)		(0.02)		(0.88)	(0.88)	(0.40)	(0.10)	(0.34)

Net asset value, end of period	$16.35		$16.68		$13.02	$12.25	$15.05	$11.47	$11.20

Total return(1)	-1.98%		28.29%		14.91%	-13.27%	35.18%	3.74%	-3.89%
Net assets, end of period (in millions)	$83		$65		$59	$53	$55	$31	$32
Ratio of expenses to average net assets including voluntary expense waiver	1.69	%(2)	1.65	%(2,3)	1.53%	1.27%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.90	%(2)	-0.76	%(2,3)	-0.82%	-0.57%	-0.56%	0.63%	0.81%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA		1.53%	1.37%	1.51%	1.71%	1.64%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	NA		NA		-0.82%	-0.67%	-0.67%	0.32%	0.57%
Portfolio turnover rate	16%		27%		54%	37%	38%	169%	104%

*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan described in Note 8, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$16.61		$15.27

Income (loss) from investment operations:
Net investment loss	(0.17)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.27)		1.41

Total from investment operations	(0.44)		1.36

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.02)

Total distributions	(0.00)		(0.02)

Net asset value, end of period	$16.17		$16.61

Total return	-2.65%		8.93%
Net assets, end of period (in millions)	$3		$1
Ratio of expenses to average net assets	3.16	%(2)	3.79	%(2)
Ratio of net investment loss to average net assets	-2.34	%(2)	-2.93	%(2)
Portfolio turnover rate	16%		27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$16.63		$15.27

Income (loss) from investment operations:
Net investment loss	(0.14)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.27)		1.43

Total from investment operations	(0.41)		1.38

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.02)

Total distributions	(0.00)		(0.02)

Net asset value, end of period	$16.22		$16.63

Total return	-2.47%		9.06%
Net assets, end of period (in millions)	$5		$2
Ratio of expenses to average net assets	2.76	%(2)	2.83	%(2)
Ratio of net investment loss to average net assets	-1.95	%(2)	-2.00	%(2)
Portfolio turnover rate	16%		27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$16.68		$15.27

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.25)		1.47

Total from investment operations	(0.32)		1.43

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.02)

Total distributions	(0.00)		(0.02)

Net asset value, end of period	$16.36		$16.68

Total return	-1.92%		9.38%
Net assets, end of period (in millions)	$25		$25
Ratio of expenses to average net assets	1.56	%(2)	1.60	%(2)
Ratio of net investment loss to average net assets	-0.78	%(2)	-0.82	%(2)
Portfolio turnover rate	16%		27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY VALUE FUND

Portfolio Highlights

On September 30, 2004, Ivy Value Fund had net assets totaling $84,737,950 invested in a diversified portfolio of:

97.11%	Common Stocks
2.89%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Financial Services Stocks	$27.02
Utilities Stocks	$11.53
Energy Stocks	$11.23
Technology Stocks	$9.08
Consumer Services Stocks	$7.69
Consumer Nondurables Stocks	$6.54
Multi-Industry Stocks	$4.28
Health Care Stocks	$4.24
Retail Stocks	$3.49
Raw Materials Stocks	$3.29
Business Equipment and Services Stocks	$3.16
Cash and Cash Equivalents	$2.89
Shelter Stocks	$2.45
Capital Goods Stocks	$2.36
Transportation Stocks	$0.75

The Investments of Ivy Value Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 3.15%
Lockheed Martin Corporation	28,500	$1,589,730
Northrop Grumman Corporation*	20,200	1,077,266

		2,666,996

Aluminum - 0.83%
Alcoa Incorporated	20,900	702,031

Banks - 11.00%
Bank of America Corporation	76,256	3,304,172
Citigroup Inc. (A)	59,013	2,603,654
National City Corporation	19,050	735,711
U.S. Bancorp	24,508	708,281
Wachovia Corporation	16,350	767,632
Wells Fargo & Company	20,200	1,204,526

		9,323,976

Beverages - 1.55%
Coca-Cola Company (The)	12,800	512,640
Diageo plc, ADR	15,950	804,359

		1,316,999

Broadcasting - 2.62%
Cox Communications, Inc., Class A*	18,400	609,592
Viacom Inc., Class B	48,000	1,610,880

		2,220,472

Business Equipment and Services - 3.16%
ARAMARK Corporation, Class B	17,200	415,208
Office Depot, Inc. (A)*	62,150	934,115
Waste Management, Inc.	48,600	1,328,724

		2,678,047

Capital Equipment - 2.36%
Illinois Tool Works Inc. (A)	14,640	1,364,009
Ingersoll-Rand Company Limited, Class A	9,350	635,520

		1,999,529

Chemicals - Petroleum and Inorganic - 1.97%
Dow Chemical Company (The)	19,050	860,679
du Pont (E.I.) de Nemours and Company	18,950	811,060

		1,671,739

Chemicals - Specialty - 0.49%
Air Products and Chemicals, Inc.	7,600	413,288

Communications Equipment - 1.06%
Comverse Technology, Inc.*	47,800	901,269

Computers - Main and Mini - 1.49%
Hewlett-Packard Company	37,400	701,250
International Business Machines Corporation	6,550	561,597

		1,262,847

Computers - Peripherals - 2.72%
Amdocs Limited*	33,750	736,763
Microsoft Corporation	27,900	771,296
Oracle Corporation*	70,300	794,038

		2,302,097

Cosmetics and Toiletries - 0.86%
NBTY, Inc. (A)*	33,700	726,572

Electronic Components - 0.66%
Texas Instruments Incorporated	26,250	558,600

Finance Companies - 4.70%
Fannie Mae	27,400	1,737,160
Freddie Mac	34,400	2,244,256

		3,981,416

Food and Related - 2.36%
J.M. Smucker Company (The)	18,800	834,908
Unilever N.V., NY Shares	20,200	1,167,560

		2,002,468

Forest and Paper Products - 0.64%
International Paper Company	13,400	541,494

Furniture and Furnishings - 1.81%
Masco Corporation	44,400	1,533,132

Health Care - Drugs - 1.22%
MedImmune, Inc.*	5,400	127,899
Shire Pharmaceuticals Group plc, ADR*	31,750	909,479

		1,037,378

Health Care - General - 0.99%
Da Vita Inc.*	7,800	242,970
Wyeth	16,000	598,400

		841,370

Hospital Supply and Management - 2.03%
PacifiCare Health Systems, Inc.*	46,800	1,717,560

Insurance - Property and Casualty - 3.78%
Allstate Corporation (The)	13,100	628,669
American International Group, Inc.	12,000	815,880
Assurant, Inc.	47,500	1,235,000
St. Paul Companies, Inc. (The) (A)	15,952	527,373

		3,206,922

Leisure Time Industry - 2.29%
Brunswick Corporation	19,600	896,896
Cendant Corporation	48,300	1,043,280

		1,940,176

Motion Pictures - 2.11%
News Corporation Limited (The), ADR	38,300	1,199,939
Time Warner Inc.*	36,350	586,689

		1,786,628

Multiple Industry - 4.28%
General Electric Company	108,000	3,626,640

Petroleum - Domestic - 0.42%
ENSCO International Incorporated	10,900	356,103

Petroleum - International - 10.25%
ChevronTexaco Corporation (A)	36,000	1,931,040
ConocoPhillips	13,200	1,093,620
Devon Energy Corporation (A)	16,900	1,200,069
Exxon Mobil Corporation	92,306	4,461,149

		8,685,878

Petroleum - Services - 0.56%
Baker Hughes Incorporated (A)	10,900	476,548

Publishing - 0.67%
Gannett Co., Inc.	6,750	565,380

Railroad - 0.75%
Union Pacific Corporation	10,800	632,880

Restaurants - 0.85%
CKE Restaurants, Inc.*	64,800	716,040

Retail - General Merchandise - 1.02%
Dollar General Corporation	42,850	863,427

Retail - Specialty Stores - 1.62%
Abercrombie & Fitch Co., Class A	43,600	1,373,400

Security and Commodity Brokers - 7.54%
Merrill Lynch & Co., Inc.	8,000	397,760
Morgan (J.P.) Chase & Co. (A)	78,502	3,118,884
Morgan Stanley	19,040	938,672
Prudential Financial, Inc.	41,050	1,930,992

		6,386,308

Tobacco - 1.77%
Altria Group, Inc. (A)	31,800	1,495,872

Utilities - Electric - 4.77%
Dominion Resources, Inc.	17,300	1,128,825
Entergy Corporation (A)	16,900	1,024,309
PPL Corporation	20,300	957,754
Pepco Holdings, Inc.	47,000	935,300

		4,046,188

Utilities - Gas and Pipeline - 1.12%
Kinder Morgan, Inc.	15,100	948,582

Utilities - Telephone - 5.64%
CenturyTel, Inc. (A)	16,400	561,536
SBC Communications Inc.	37,900	983,505
Sprint Corporation	58,200	1,171,566
Verizon Communications Inc.	29,800	1,173,524
Vodafone Group Plc, ADR	37,050	893,275

		4,783,406

TOTAL COMMON STOCKS - 97.11%		$82,289,658

(Cost: $73,375,305)

TOTAL SHORT-TERM SECURITIES - 2.44%		$2,069,000

(Cost: $2,069,000)

TOTAL INVESTMENT SECURITIES - 99.55%		$84,358,658

(Cost: $75,444,305)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.45%		379,292

NET ASSETS - 100.00%		$84,737,950

Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.
(A)	Securities serve as cover for the following written call options outstanding at September 30, 2004. (See Note 6 to financial statements):
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Altria Group, Inc.	39	January/57	$2,223	$546
	Baker Hughes Incorporated	109	October/42.5	7,165	19,075
	CenturyTel, Inc.	164	December/35	12,464	17,466
	ChevronTexaco Corporation	46	November/55	3,358	3,910
	Costco Wholesale Corporation	69	October/43.5	4,692	1,463
	Devon Energy Corporation	26	October/75	4,472	650
	Entergy Corporation	169	February/66	12,844	7,436
	Illinois Tool Works Inc.	34	October/95	3,468	1,530
	Unilever N.V., NY Shares	69	October/63	4,209	69

				$54,895	$52,145

	In addition to the above written call options, the following written put options were outstanding as of September 30, 2004. (See Note 6 to financial statements):
	Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

	NBTY, Inc.	83	December/17.5	$2,573	$2,573
	Office Depot, Inc.	244	October/15	8,296	6,100
	St. Paul Companies, Inc. (The)	24	November/30	1,056	1,080

				$11,925	$9,753

	See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
	See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax pruposes.

Statement of Assets and Liabilities
      IVY VALUE FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost-$75,444) (Notes 1 and 3)	$84,359
Receivables:
Investment securities sold	564
Dividends and interest	120
Fund shares sold	111
Prepaid and other assets	23

Total assets	85,177

LIABILITIES
Payable to Fund shareholders	144
Due to custodian	119
Outstanding written options - at value (Note 6)	62
Accrued management fee (Note 2)	49
Accrued shareholder servicing (Note 2)	20
Accrued service fee (Note 2)	17
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution fee (Note 2)	2
Other	22

Total liabilities	439

Total net assets	$84,738

NET ASSETS
Capital paid in	$82,281
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	61
Accumulated undistributed net realized loss on investment transactions	(6,523)
Net unrealized appreciation in value of investments	8,919

Net assets applicable to outstanding units of capital	$84,738

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.59
Class B	$14.51
Class C	$14.53
Class Y	$14.59
Capital shares outstanding:
Class A	4,060
Class B	90
Class C	129
Class Y	1,530

See Notes to Financial Statements

Statement of Operations
      IVY VALUE FUND
      For the Six Months Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$807
Interest and amortization	12

Total income	819

Expenses (Note 2):
Investment management fee	280
Service fee:
Class A	69
Class B	1
Class C	2
Class Y	28
Shareholder servicing:
Class A	64
Class B	2
Class C	3
Class Y	17
Registration fees	32
Accounting and administrative services fees	23
Audit fees	11
Distribution fee:
Class A	1
Class B	3
Class C	5
Legal fees	6
Custodian fees	5
Other	31

Total expenses	583

Net investment income	236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	1,788
Realized net gain on written options	113

Realized net gain on investments	1,901

Unrealized depreciation in value of securities during the period	(1,592)
Unrealized depreciation in value of written options during the period	(20)

Unrealized depreciation in value of investments during the period	(1,612)

Net gain on investments	289

Net increase in net assets resulting from operations	$525

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY VALUE FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal period ended 3-31-04		For the fiscal year ended 7-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$236		$270	$623
Realized net gain (loss) on investments	1,901		6,937	(4,680)
Unrealized appreciation (depreciation)	(1,612)		3,654	8,632

Net increase in net assets resulting from operations	525		10,861	4,575

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(119)		(248)	(556)
Class B	-		- *	(12)
Class C	-		- *	(1)
Class Y	(56)		(80)	N/A
Realized gains on investment transactions:
Class A	-		-	-
Class B	-		-	-
Class C	-		-	-
Class Y	-		-	N/A

	(175)		(328)	(569)

Capital share transactions (Note 5)	8,406		(3,504)	129

Total increase	8,756		7,029	4,135
NET ASSETS
Beginning of period	75,982		68,953	64,818

End of period	$84,738		$75,982	$68,953

Undistributed net investment income (loss)	$61	$	(- )*	$58

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 217-220.

See Notes to Financial Statements

Financial Highlights
      IVY VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal period ended		For the six months ended	For the fiscal year ended		For the period from 10-1-01 to	For the fiscal year ended September 30,
	9-30-04		3-31-04	7-31-03		7-31-02	2001		2000	1999	1998

Net asset value, beginning of period	$14.54		$12.54		$11.81	$12.59		$15.08	$15.14	$13.88	$18.68

Income (loss) from investment operations:
Net investment income	0.04		0.08		0.12	0.08		0.09	0.06	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.04		1.98		0.72	(0.78)		(2.50)	0.13	1.26	(3.04)

Total from investment operations	0.08		2.06		0.84	(0.70)		(2.41)	0.19	1.41	(2.88)

Less distributions from:
Net investment income	(0.03)		(0.06)		(0.11)	(0.08)		(0.08)	(0.11)	(0.15)	(0.16)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.13)	(0.00)	(1.76)
Tax return of capital	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.01)	(0.00)	(0.00)

Total distributions	(0.03)		(0.06)		(0.11)	(0.08)		(0.08)	(0.25)	(0.15)	(1.92)

Net asset value, end of period	$14.59		$14.54		$12.54	$11.81		$12.59	$15.08	$15.14	$13.88

Total return(1)	0.55%		16.32%		7.23%	-5.72%	-15.97%		1.26%	10.13%	-16.45%
Net assets, end of period (in millions)	$59		$52		$64	$58		$66	$81	$93	$94
Ratio of expenses to average net assets including voluntary expense waiver	1.46	%(2)	1.45	%(2,3)	1.29%	1.24	%(2)	1.24%	1.24%	1.21%	1.16%
Ratio of net investment income to average net assets including voluntary expense waiver	0.59	%(2)	0.61	%(2,3)	1.05%	0.70	%(2)	0.61%	0.43%	0.94%	0.98%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		1.52	%(2,3)	1.50%	1.41	%(2)	1.39%	1.34%	1.23%	1.25%
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		0.53	%(2,3)	0.84%	0.53	%(2)	0.46%	0.33%	0.92%	0.89%
Portfolio turnover rate	34%		86%		123%	95%		148%	180%	79%	114%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan described in Note 8, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements

Financial Highlights
      IVY VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$14.50		$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.01
Net realized and unrealized gain on investments	0.01		0.90

Total from investment operations	0.01		0.91

Less distributions from:
Net investment income	(0.00)		(0.04)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.04)

Net asset value, end of period	$14.51		$14.50

Total return	0.07%		6.65%
Net assets, end of period (in millions)	$1		$1
Ratio of expenses to average net assets	2.57	%(2)	3.12	%(2)
Ratio of net investment loss to average net assets	-0.48	%(2)	-1.29	%(2)
Portfolio turnover rate	34%		86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$14.51		$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.02
Net realized and unrealized gain on investments	0.02		0.90

Total from investment operations	0.02		0.92

Less distributions from:
Net investment income	(0.00)		(0.04)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.04)

Net asset value, end of period	$14.53		$14.51

Total return	0.14%		6.73%
Net assets, end of period (in millions)	$2		$1
Ratio of expenses to average net assets	2.43	%(2)	2.90	%(2)
Ratio of net investment loss to average net assets	-0.34	%(2)	-1.18	%(2)
Portfolio turnover rate	34%		86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements

Financial Highlights
      IVY VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-04		For the period from 12-8-03(1) to 3-31-04

Net asset value, beginning of period	$14.54		$13.63

Income from investment operations:
Net investment income	0.05		0.01
Net realized and unrealized gain on investments	0.04		0.95

Total from investment operations	0.09		0.96

Less distributions from:
Net investment income	(0.04)		(0.05)
Capital gains	(0.00)		(0.00)

Total distributions	(0.04)		(0.05)

Net asset value, end of period	$14.59		$14.54

Total return	0.60%		7.05%
Net assets, end of period (in millions)	$23		$22
Ratio of expenses to average net assets	1.35	%(2)	1.48	%(2)
Ratio of net investment income to average net assets	0.70	%(2)	0.35	%(2)
Portfolio turnover rate	34%		86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Notes To Financial Statements

      September 30, 2004

Note 1 - Significant Accounting Policies

Ivy Funds (formerly Ivy Fund) (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues fifteen series of capital shares; each series represents ownership of a separate mutual fund ("Fund"). Ivy Balanced Fund, Ivy Bond Fund, Ivy Cash Reserves Fund, Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund (the "Funds") are those mutual funds. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. Effective for the fiscal period ended March 31, 2004, the Trust changed its fiscal year end for both financial reporting and Federal income tax purposes to March 31 from December 31. Those funds that were formerly Advantus funds (Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund) and that had a July 31 year end have also changed to March 31 for both financial reporting and Federal income tax purposes; those funds that were formerly Advantus funds (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund and Ivy Mortgage Securities Fund) and that had a September 30 year end have changed to March 31 for both financial reporting and Federal income tax purposes. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency. See Note 1C.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Trust's financial statements. Gains or losses are realized by the Trust at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Trust uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At September 30, 2004, the following amounts were reclassified:

	Accumulated Undistributed Net Investment Income	Capital Paid-in

Bond Fund	$11,643	$(11,643)
Mortgage Securities Fund	(4,662)	4,662
Pacific Opportunities Fund	22,000	(22,000)

G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Trust's custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Ivy Investment Company ("WRIICO"), a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") , serves as the investment manager for each Fund. WRIICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million and up to $1 Billion	0.50%
	Over $1 Billion and up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%

Ivy Cash Reserves Fund (formerly Ivy Money Market Fund)	All levels	0.40%

Ivy Cundill Global Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Dividend Income Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy European Opportunities Fund	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%

Ivy Global Natural Resources Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy International Fund	Up to $2 Billion	1.00%
	Over $2 Billion up to $2.5 Billion	0.90%
	Over $2.5 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy International Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy International Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million and up to $1 Billion	0.45%
	Over $1 Billion and up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

Ivy Pacific Opportunities Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%

Ivy Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

These fees are accrued daily and are paid monthly. However, WRIICO has voluntarily agreed to waive its management fee for Ivy Dividend Income Fund on any day that the Fund's net assets are less than $25 million, subject to WRIICO's right to change or modify this waiver.

The Investment Advisory Agreement between the Trust on behalf of Global Natural Resources Fund and Mackenzie Financial Corporation ("MFC") lapsed on February 28, 2003, due to an administrative error that was not discovered until late in 2003. Consequently, at a special shareholder meeting held on September 9, 2004, the shareholders of Global Natural Resources Fund, in conjunction with the authorization and recommendation of the Board of Trustees of Ivy Funds, approved the following: (i) a new investment management agreement between the Trust, on behalf of Global Natural Resources Fund and WRIICO, including a fee payable to WRIICO, by Global Natural Resources Fund, at an annual rate of 1.00% of Global Natural Resources Fund's average daily net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion; (ii) a sub-advisory agreement between WRIICO and MFC with respect to Global Natural Resources Fund, including a fee payable to MFC, by WRIICO, at an annual rate of 0.50% of Global Natural Resources Fund's average daily net assets up to $500 million, 0.425% of net assets over $500 million and up to $1 billion, 0.415% of net assets over $1 billion and up to $2 billion, 0.40% of net assets over $2 billion and up to $3 billion, and 0.38% of net assets over $3 billion; (iii) the retention of fees paid and payment of fees payable for investment advisory services rendered by MFC for the period from March 1, 2003 through the effective date of the sub-advisory agreement, September 9, 2004.

Peter Cundill & Associates, Inc. serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with WRIICO and receives a fee that is shown in the following table.

Fund	Net Asset Breakpoints	Annual Rate

Ivy Cundill Global Value Fund	On the first $500 Million	0.50%
	On the next $500 Million	0.425%
	On the next $1 Billion	0.415%
	On the next $1 Billion	0.40%
	On all assets exceeding $3 Billion	0.38%

Henderson Global Investors (North America) Inc. ("HGINA") serves as subadvisor to Ivy European Opportunities Fund under an agreement with WRIICO. Henderson Investment Management Ltd., under a sub-advisory agreement with HGINA, serves as subadvisor to the Fund. Prior to July 1, 2004 HGINA received a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA. Effective July 1, 2004, HGINA receives a fee payable monthly at an annual rate of 0.50% of net assets.

Advantus Capital Management, Inc. serves as subadvisor to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund under an agreement with WRIICO and receives a fee that is equal to, on an annual basis, 0.27%, 0.30% and 0.55% of the respective Fund's average net assets.

State Street Research & Management Company ("SSRM") serves as subadvisor to Ivy Small Cap Value Fund under an agreement with WRIICO and receives a fee that is equal to, on an annual basis, 0.50% of the Fund's average net assets.

MetLife, Inc., the parent company of SSRM announced that it has entered into an agreement to sell SSRM to Blackrock, Inc. The transaction is expected to close in January 2005 and will automatically terminate the Fund's investment sub-advisory agreement with SSRM. WRIICO has proposed a new investment sub-advisory agreement with Blackrock Financial Management, Inc., a wholly-owned subsidiary of BlackRock, Inc.

Templeton Investment Counsel, LLC serves as subadvisor to Ivy International Balanced Fund under an agreement with WRIICO and receives a fee that is shown in the following table.

Fund	Net Asset Breakpoints	Annual Rate

Ivy International Balanced Fund	On the first $100 Million	0.50%
	All assets exceeding $100 Million	0.40%

Pursuant to a Master Fund Accounting Services Agreement, WRIICO provides certain accounting and pricing services for each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company ("WRSCO"), an indirect subsidiary of WDR. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C, Class I and Advisor Class shares, for each shareholder account that was in existence at any time during the prior month: Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund pay WRSCO a monthly fee of $1.5792; Ivy Bond Fund and Ivy Mortgage Securities Fund pay WRSCO a monthly fee of $1.6958; and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund each pay the Agent a monthly fee of $1.5042. Ivy Cash Reserves Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays the Agent a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Pursuant to an Administrative Services Agreement, WRIICO provides certain administrative services to each Fund. The administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of each Fund's average daily net assets.

Outside of providing administrative services to the Trust, as described above, WRIICO may also act on behalf of Ivy Funds Distributor, Inc. ("IFDI"), a wholly-owned subsidiary of WRIICO, in paying commissions to broker-dealers with respect to sales of shares of each Fund.

As principal underwriter for the Trust's shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended September 30, 2004, IFDI received the following amounts in sales commissions and deferred sales charges:

	Sales Commissions	CDSC

		Class A	Class B	Class C

Ivy Balanced Fund	$55,442	$-	$1,625	$26
Ivy Bond Fund	41,551	-	282	439
Ivy Cash Reserves Fund	-	-	2,244	360
Ivy Cundill Global Value Fund	869,750	-	14,812	4,266
Ivy Dividend Income Fund	130,529	-	3,548	1,229
Ivy European Opportunities Fund	307,194	-	41,361	7,810
Ivy Global Natural Resources Fund	1,059,789	-	53,945	36,580
Ivy International Fund	5,605	-	6,339	9
Ivy International Balanced Fund	111,164	-	503	20
Ivy International Value Fund	23,418	-	2,834	215
Ivy Mortgage Securities Fund	377,161	-	2,816	3,460
Ivy Pacific Opportunities Fund	173,801	-	2,075	707
Ivy Real Estate Securities Fund	460,700	-	3,570	1,142
Ivy Small Cap Value Fund	260,000	-	4,148	426
Ivy Value Fund	64,183	-	396	67

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the period ended September 30, 2004, IFDI paid the following amounts:

Ivy Balanced Fund	$66,372
Ivy Bond Fund	43,440
Ivy Cash Reserves Fund	-
Ivy Cundill Global Value Fund	1,313,666
Ivy Dividend Income Fund	174,421
Ivy European Opportunities Fund	411,390
Ivy Global Natural Resources Fund	2,113,640
Ivy International Fund	12,353
Ivy International Balanced Fund	135,423
Ivy International Value Fund	27,210
Ivy Mortgage Securities Fund	455,750
Ivy Pacific Opportunities Fund	194,438
Ivy Real Estate Securities Fund	528,418
Ivy Small Cap Value Fund	306,169
Ivy Value Fund	74,003

Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund (except for Ivy Cash Reserves Fund) may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Trust for Class B shares and Class C shares, respectively, each Fund (except for Ivy Cash Reserves Fund) may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, each Fund (except for Ivy Cash Reserves Fund) may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of a Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

For Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, WRIICO has agreed to reimburse a Fund's expenses, for the calendar year ended December 31, 2004, and for the following six years, to the extent necessary to ensure that the Fund's annual operating expenses, when calculated at the Fund level, do not exceed 2.5% (0.85% for Cash Reserves Fund) of the Fund's average net assets (excluding 12b-1 fees and certain other expenses.) During the period ended September 30, 2004, WRIICO reimbursed Funds' expenses (in thousands) as shown in the following table:

Ivy Cash Reserves Fund	$49

During the period ended September 30, 2004, WRIICO reimbursed Fund's expenses (in thousands) as follows:

Ivy Cundill Global Value Fund	$9
Ivy Global Natural Resources Fund	45

WRIICO has agreed to reimburse Ivy Bond Fund's 12b-1 expenses applicable to Class A shares and sufficient transfer agency fees to limit to the extent necessary to ensure that the Fund's annual operating expenses for Class A shares do not exceed 1.15% through December 31, 2004. WRIICO has agreed to reimburse Ivy Mortgage Securities Fund's 12b-1 expenses applicable to Class A shares to limit to the extent necessary to ensure that the Fund's annual operating expenses for Class A shares do not exceed 0.95% through December 31, 2004. During the period ended September 30, 2004, WRIICO reimbursed Funds' expenses (in thousands) as shown in the following table:

Ivy Bond Fund	$64
Ivy Mortgage Securities Fund	222

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating exenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Cundill Global Value Fund, Class A	1.90%
Ivy Cundill Global Value Fund, Class C	2.55%
Ivy Cundill Global Value Fund, Class Y	1.20%
Ivy Global Natural Resources Fund, Class A	1.70%
Ivy Global Natural Resources Fund, Class C	2.40%
Ivy Global Natural Resources Fund, Class Y	1.20%

The Trust paid Directors' regular compensation of $61,484, which is included in other expenses.

Note 3 - Investment Securities Transactions

Investment securities transactions for the period ended September 30, 2004 are summarized as follows:

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cundill Global Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$17,815,957	$4,182,765	$102,298,680
Purchases of U.S. government securities	-	9,221,522	-
Purchases of short-term securities	180,984,382	66,678,660	1,174,076,692
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	22,511,896	4,965,781	606,801
Proceeds from maturities and sales of U.S. government securities	-	7,704,967	-
Proceeds from maturities and sales of short-term securities	181,744,834	66,643,000	1,136,887,887

	Ivy Dividend Income Fund	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$10,279,184	$47,683,222	$353,458,516
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	266,724,538	439,359,719	853,483,822
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	4,094,515	57,889,621	143,356,711
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	264,352,000	433,521,866	826,678,304

	Ivy International Fund	Ivy International Balanced Fund	Ivy International Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$43,841,074	$13,250,272	$15,733,854
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	289,713,356	365,135,232	119,577,255
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	70,471,842	4,556,503	20,348,451
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	286,370,236	363,859,455	118,238,000

	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund	Ivy Real Estate Securities Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$21,851,523	$22,005,184	$116,116,394
Purchases of U.S. government securities	147,910,617	-	-
Purchases of short-term securities	715,907,427	281,931,534	396,433,091
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	17,168,555	13,892,250	55,385,539
Proceeds from maturities and sales of U.S. government securities	128,505,504	-	-
Proceeds from maturities and sales of short-term securities	712,572,228	278,701,773	397,338,401

	Ivy Small Cap Value Fund	Ivy Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$36,832,764	$33,890,051
Purchases of U.S. government securities	-	-
Purchases of short-term securities	372,617,818	232,724,237
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	15,517,765	26,517,666
Proceeds from maturities and sales of U.S. government securities	-	-
Proceeds from maturities and sales of short-term securities	369,586,812	231,789,584

For Federal income tax purposes, cost of investments owned at September 30, 2004 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Ivy Balanced Fund	$91,594,725	$8,739,171	$1,201,114	$7,538,057
Ivy Bond Fund	24,048,925	619,168	147,196	471,972
Ivy Cash Reserves Fund	6,841,584	-	-	-
Ivy Cundill Global Value Fund	227,185,883	14,911,427	1,840,428	13,070,999
Ivy Dividend Income Fund	32,142,535	3,023,512	783,905	2,239,607
Ivy European Opportunities Fund	118,630,903	26,274,492	3,582,078	22,692,414
Ivy Global Natural Resources Fund	493,003,002	100,059,008	3,100,054	96,958,954
Ivy International Fund	132,502,325	26,694,984	4,707,847	21,987,137
Ivy International Balanced Fund	59,285,053	11,113,599	1,841,760	9,271,839
Ivy International Value Fund	33,714,353	4,652,093	1,111,784	3,540,309
Ivy Mortgage Securities Fund	177,531,489	2,661,442	1,468,223	1,193,219
Ivy Pacific Opportunities Fund	44,323,092	4,305,778	2,179,985	2,125,793
Ivy Real Estate Securities Fund	169,709,628	30,392,936	331,936	30,061,000
Ivy Small Cap Value Fund	98,977,537	22,290,462	6,135,102	16,155,360
Ivy Value Fund	75,580,409	10,036,124	1,257,875	8,778,249

Note 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2004 and the related Capital Loss Carryover and Post-October activity were as follows:

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cash Reserves Fund

Net ordinary income	$387,931	$469,814	$6,546
Distributed ordinary income	389,824	474,817	8,780
Undistributed ordinary income	29,091	7,431	5,873

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

	Ivy Cundill Global Value Fund		Ivy Dividend Income Fund		Ivy European Opportunities Fund

Net ordinary income	$819,976		$129,131		$-
Distributed ordinary income	-		7,680		-
Undistributed ordinary income	1,289,967	*	129,646	*	91,085	*

Realized long-term capital gains	-		2,366		-
Distributed long-term capital gains	-		-		-
Undistributed long-term capital gains	-		2,366		-

Capital loss carryover	1,281,671		-		-

Post-October losses deferred	-		-		-

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Net ordinary income	$-	$-	$610,867
Distributed ordinary income	-	-	780,577
Undistributed ordinary income	139,038	-	469,036

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-
*Includes amount from December 31, 2003.

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Net ordinary income	$-	$3,213,770	$-
Distributed ordinary income	-	3,382,257	-
Undistributed ordinary income	-	51,813	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	351,353	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	205,306	-

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Net ordinary income	$3,692,417	$1,026,254	$271,014
Distributed ordinary income	2,201,673	107	328,144
Undistributed ordinary income	1,744,672	1,026,147	453

Realized long-term capital gains	1,617,387	1,148,837	-
Distributed long-term capital gains	278,496	104,518	-
Undistributed long-term capital gains	1,338,890	1,148,837	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cundill Global Value Fund

March 31, 2008	$-	$30,780	$-
March 31, 2009	-	223,474	60,918
March 31, 2010	10,157,223	-	268,343
March 31, 2012	-	-	1,281,671

Total carryover	$10,157,223	$254,254	$1,610,932

	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund	Ivy International Fund

March 31, 2005	$-	$143,237	$-
March 31, 2006	-	143,237	-
March 31, 2007	-	4,023,421	-
March 31, 2009	30,418,750	-	136,920,994
March 31, 2010	29,411,986	1,275,367	126,565,198
March 31, 2011	12,058,021	288,710	47,213,802

Total carryover	$71,888,757	$5,873,972	$310,699,994

	Ivy International Balanced Fund	Ivy International Value Fund	Ivy Pacific Opportunities Fund

March 31, 2005	$-	$-	$157,220
March 31, 2006	-	1,315,291	3,986,093
March 31, 2007	-	-	285,649
March 31, 2008	-	1,064,641	1,009,302
March 31, 2009	-	3,396,958	2,024,330
March 31, 2010	-	8,128,361	277,529
March 31, 2011	501,780	2,150,884	-

Total carryover	$501,780	$16,056,135	$7,740,123

Ivy Value Fund

March 31, 2010	$2,071,410
March 31, 2011	6,210,683

Total carryover	$8,282,093

Ivy Developing Markets Fund was merged into Ivy Pacific Opportunities Fund as of June 16, 2003 (see Note 7). At the time of the merger, Ivy Developing Markets Fund had capital loss carryovers available to offset future gains of the Ivy Pacific Opportunities Fund. These carryovers are limited to $157,220 for each period ending from March 31, 2005 through 2010 plus any unused limitations from prior years.

Note 5 - Multiclass Operations

Each Fund within the Trust (other than Ivy Cash Reserves Fund) offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund also offered Advisor Class shares and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund and Ivy International Fund also offered Class I shares. Advisor Class and Class I shares are no longer available for investment. Ivy Cash Reserves Fund Class A is closed to new investors. Ivy Cash Reserves Fund Class B and Class C are both closed to direct investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Trust.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended September 30, 2004 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cash Reserves Fund

Shares issued from sale of shares:
Class A	260	248	655
Class B	58	22	63
Class C	27	26	13
Class Y	175	1	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	14	33	12
Class B	-	1	5
Class C	-	- *	- *
Class Y	18	- *	NA
Shares redeemed:
Class A	(341)	(239)	(1,456)
Class B	(8)	(7)	(1,254)
Class C	(5)	(10)	(95)
Class Y	(604)	- *	NA

Increase (decrease) in outstanding capital shares	(406)	75	(2,057)

Value issued from sale of shares:
Class A	$3,438	$2,598	$655
Class B	760	235	63
Class C	354	273	13
Class Y	2,313	5	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	188	347	12
Class B	-	5	5
Class C	-	3	- *
Class Y	236	1	NA
Value redeemed:
Class A	(4,503)	(2,511)	(1,456)
Class B	(99)	(70)	(1,254)
Class C	(65)	(103)	(95)
Class Y	(7,980)	- *	NA

Increase (decrease) in outstanding capital	$(5,358)	$783	$(2,057)

*Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	8,582	717	1,733
Class B	957	148	194
Class C	2,127	224	216
Class Y	495	26	52
Advisor Class	-	NA	-
Class I	-	NA	-
Shares issued from reinvestment of dividends:
Class A	-	2	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	- *	-
Advisor Class	-	NA	-
Class I	-	NA	-
Shares redeemed:
Class A	(586)	(260)	(1,936)
Class B	(86)	(43)	(226)
Class C	(102)	(58)	(221)
Class Y	(35)	- *	(131)
Advisor Class	(24)	NA	(22)
Class I	-	NA	(1)

Increase (decrease) in outstanding capital shares	11,328	756	(342)

Value issued from sale of shares:
Class A	$107,513	$7,905	$38,502
Class B	11,796	1,624	4,173
Class C	25,973	2,460	4,653
Class Y	6,185	291	1,159
Advisor Class	-	NA	-
Class I	-	NA	-
Value issued from reinvestment of dividends:
Class A	-	20	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	1	-
Advisor Class	-	NA	-
Class I	-	NA	-
Value redeemed:
Class A	(7,304)	(2,856)	(41,655)
Class B	(1,057)	(464)	(4,809)
Class C	(1,249)	(632)	(4,728)
Class Y	(436)	(4)	(2,963)
Advisor Class	(304)	NA	(494)
Class I	-	NA	(19)

Increase (decrease) in outstanding capital	$141,117	$8,345	$(6,181)

*Not shown due to rounding.

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	11,386	551	726
Class B	1,357	19	81
Class C	3,508	5	74
Class Y	251	1	7
Advisor Class	- *	-	NA
Class I	NA	-	NA
Shares issued from reinvestment of dividends:
Class A	-	-	20
Class B	-	-	- *
Class C	-	-	- *
Class Y	-	-	- *
Advisor Class	-	-	NA
Class I	NA	-	NA
Shares redeemed:
Class A	(2,057)	(904)	(145)
Class B	(243)	(791)	(3)
Class C	(389)	(72)	(5)
Class Y	(25)	- *	(3)
Advisor Class	(2)	-	NA
Class I	NA	(13)	NA

Increase (decrease) in outstanding capital shares	13,786	(1,204)	752

Value issued from sale of shares:
Class A	$202,517	$11,382	$9,330
Class B	23,279	367	1,032
Class C	59,105	87	951
Class Y	4,523	19	91
Advisor Class	- *	-	NA
Class I	NA	- *	NA
Value issued from reinvestment of dividends:
Class A	-	-	252
Class B	-	-	4
Class C	-	-	4
Class Y	-	-	2
Advisor Class	-	-	NA
Class I	NA	-	NA
Value redeemed:
Class A	(35,516)	(18,710)	(1,858)
Class B	(4,168)	(15,376)	(38)
Class C	(6,312)	(1,397)	(67)
Class Y	(442)	- *	(43)
Advisor Class	(29)	-	NA
Class I	NA	(265)	NA

Increase (decrease) in outstanding capital	$242,957	$(23,893)	$9,660

*Not shown due to rounding.

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	247	3,571	1,580
Class B	60	287	320
Class C	28	399	170
Class Y	7	121	19
Advisor Class	-	NA	-
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	247	-
Class B	-	4	-
Class C	-	5	-
Class Y	-	7	-
Advisor Class	-	NA	-
Shares redeemed:
Class A	(154)	(1,995)	(590)
Class B	(494)	(18)	(329)
Class C	(118)	(65)	(54)
Class Y	(3)	(35)	(31)
Advisor Class	(1)	NA	- *

Increase (decrease) in outstanding capital shares	(428)	2,528	1,085

Value issued from sale of shares:
Class A	$2,418	$38,416	$14,161
Class B	563	3,088	2,652
Class C	260	4,301	1,449
Class Y	73	1,307	171
Advisor Class	-	NA	-
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	2,656	-
Class B	-	39	-
Class C	-	53	-
Class Y	-	75	-
Advisor Class	-	NA	-
Value redeemed:
Class A	(1,512)	(21,422)	(5,227)
Class B	(4,577)	(193)	(2,732)
Class C	(1,075)	(696)	(440)
Class Y	(30)	(384)	(279)
Advisor Class	(7)	NA	- *

Increase (decrease) in outstanding capital	$(3,887)	$27,240	$9,755

*Not shown due to rounding.

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	2,428	1,384	614
Class B	184	132	58
Class C	222	190	83
Class Y	1,409	323	109
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	16	-	4
Class B	-	-	-
Class C	- *	-	-
Class Y	33	-	4
Shares redeemed:
Class A	(366)	(232)	(161)
Class B	(15)	(13)	(3)
Class C	(27)	(9)	(4)
Class Y	(537)	(275)	(122)

Increase in outstanding capital shares	3,347	1,500	582

Value issued from sale of shares:
Class A	$39,114	$22,356	$8,875
Class B	2,950	2,124	833
Class C	3,582	3,064	1,199
Class Y	23,127	5,368	1,590
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	260	-	50
Class B	-	-	-
Class C	4	-	-
Class Y	552	-	56
Value redeemed:
Class A	(5,752)	(3,763)	(2,332)
Class B	(239)	(201)	(47)
Class C	(422)	(136)	(61)
Class Y	(8,180)	(4,391)	(1,757)

Increase in outstanding capital	$54,996	$24,421	$8,406

*Not shown due to rounding.

Transactions in capital stock for the fiscal period ended March 31, 2004 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund		Ivy Bond Fund		Ivy Cash Reserves Fund

Shares issued from sale of shares:
Class A	239		158		210
Class B	25		26		3,509
Class C	23		11		1,052
Class Y	4,445		2		NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	12		29		4
Class B	-	*	-	*	2
Class C	-	*	-	*	- *
Class Y	17		-	*	NA
Shares redeemed:
Class A	(492)		(265)		(712)
Class B	-	*	-	*	(3,473)
Class C	-	*	-	*	(1,070)
Class Y	(520)		-		NA

Increase (decrease) in outstanding capital shares	3,749		(39)		(478)

Value issued from sale of shares:
Class A	$3,172		$1,660		$210
Class B	340		285		3,509
Class C	300		118		1,052
Class Y	57,725		25		NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	158		307		4
Class B	-	*	-	*	2
Class C	-	*	-	*	- *
Class Y	222		-	*	NA
Value redeemed:
Class A	(6,318)		(2,811)		(712)
Class B	(2)		-	*	(3,473)
Class C	(1)		(4)		(1,070)
Class Y	(6,959)		-		NA

Increase (decrease) in outstanding capital	$48,637		$(420)		$(478)

*Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	2,186	478	2,570
Class B	319	104	166
Class C	976	132	222
Class Y	91	1	30
Advisor Class	-	NA	-
Class I	-	NA	-
Shares issued from reinvestment of dividends:
Class A	-	1	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	- *	-
Advisor Class	-	NA	-
Class I	-	NA	-
Shares redeemed:
Class A	(106)	(384)	(893)
Class B	(35)	(11)	(211)
Class C	(43)	(49)	(162)
Class Y	(20)	- *	(6)
Advisor Class	(8)	NA	(17)
Class I	-	NA	(1)

Increase in outstanding capital shares	3,360	272	1,698

Value issued from sale of shares:
Class A	$26,037	$5,304	$57,649
Class B	3,746	1,155	3,486
Class C	11,364	1,454	4,819
Class Y	1,099	15	671
Advisor Class	-	NA	-
Class I	-	NA	-
Value issued from reinvestment of dividends:
Class A	-	6	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	- *	-
Advisor Class	-	NA	-
Class I	-	NA	-
Value redeemed:
Class A	(1,261)	(4,290)	(19,595)
Class B	(412)	(119)	(4,452)
Class C	(499)	(543)	(3,521)
Class Y	(242)	- *	(135)
Advisor Class	(99)	NA	(370)
Class I	-	NA	(16)

Increase in outstanding capital	$39,733	$2,982	$38,536

*Not shown due to rounding.

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	5,636	273	329
Class B	555	17	21
Class C	1,762	34	24
Class Y	138	- *	14
Advisor Class	-	-	NA
Class I	NA	-	NA
Shares issued from reinvestment of dividends:
Class A	-	-	15
Class B	-	-	-	*
Class C	-	-	-	*
Class Y	-	-	-	*
Advisor Class	-	-	NA
Class I	NA	-	NA
Shares redeemed:
Class A	(470)	(421)	(159)
Class B	(87)	(388)	(2)
Class C	(75)	(82)	-	*
Class Y	(14)	- *	-	*
Advisor Class	-	-	NA
Class I	NA	(2)	NA

Increase (decrease) in outstanding capital shares	7,445	(569)	242

Value issued from sale of shares:
Class A	$96,849	$5,826	$4,355
Class B	9,252	350	272
Class C	28,811	681	307
Class Y	2,350	1	190
Advisor Class	-	-	NA
Class I	NA	-	NA
Value issued from reinvestment of dividends:
Class A	-	-	188
Class B	-	-	-	*
Class C	-	-	-	*
Class Y	-	-	-	*
Advisor Class	-	-	NA
Class I	NA	-	NA
Value redeemed:
Class A	(8,075)	(8,982)	(1,877)
Class B	(1,439)	(7,828)	(25)
Class C	(1,225)	(1,636)	-	*
Class Y	(248)	- *	(3)
Advisor Class	-	-	NA
Class I	NA	(39)	NA

Increase (decrease) in outstanding capital	$126,275	$(11,627)	$3,407

*Not shown due to rounding.

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	138	1,699	1,310
Class B	66	109	469
Class C	29	163	96
Class Y	2	289	58
Advisor Class	-	NA	-
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	239	-
Class B	-	- *	-
Class C	-	1	-
Class Y	-	4	-
Advisor Class	-	NA	-
Shares redeemed:
Class A	(89)	(2,641)	(191)
Class B	(248)	- *	(505)
Class C	(93)	(3)	(26)
Class Y	- *	(35)	(39)
Advisor Class	-	NA	-

Increase (decrease) in outstanding capital shares	(195)	(175)	1,172

Value issued from sale of shares:
Class A	$1,392	$18,245	$12,673
Class B	631	1,188	4,292
Class C	277	1,779	889
Class Y	18	3,140	566
Advisor Class	-	NA	-
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	2,562	-
Class B	-	5	-
Class C	-	8	-
Class Y	-	43	-
Advisor Class	-	NA	-
Value redeemed:
Class A	(907)	(28,848)	(1,855)
Class B	(2,366)	(1)	(4,627)
Class C	(890)	(28)	(240)
Class Y	(3)	(382)	(379)
Advisor Class	-	NA	-

Increase (decrease) in outstanding capital	$(1,848)	$(2,289)	$11,319

*Not shown due to rounding.

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	3,076	844	356
Class B	104	56	37
Class C	136	107	49
Class Y	5,370	1,688	1,828
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	38	1	8
Class B	- *	- *	- *
Class C	- *	-	- *
Class Y	112	2	6
Shares redeemed:
Class A	(5,188)	(1,966)	(2,266)
Class B	(2)	(1)	(2)
Class C	(6)	(3)	- *
Class Y	(132)	(190)	(295)

Increase (decrease) in outstanding capital shares	3,508	538	(279)

Value issued from sale of shares:
Class A	$46,287	$13,860	$5,069
Class B	1,681	915	532
Class C	2,182	1,745	713
Class Y	82,285	26,101	24,996
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	557	20	101
Class B	1	- *	- *
Class C	1	-	- *
Class Y	1,674	30	80
Value redeemed:
Class A	(78,286)	(29,974)	(30,768)
Class B	(23)	(7)	(24)
Class C	(94)	(46)	(2)
Class Y	(2,042)	(3,047)	(4,201)

Increase (decrease) in outstanding capital	$54,223	$9,597	$(3,504)

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended July 31, 2003 are summarized below. Amounts are in thousands.

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	2,470	1,498	954
Class B	76	75	33
Class C	NA	377	3
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	180	145	27
Class B	7	32	1
Class C	NA	16	- *
Shares redeemed:
Class A	(867)	(1,436)	(821)
Class B	(15)	(81)	(177)
Class C	NA	(430)	(14)

Increase in outstanding capital shares	1,851	196	6

Value issued from sale of shares:
Class A	$28,996	$16,953	$10,775
Class B	896	814	363
Class C	NA	4,256	34
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	2,069	1,572	300
Class B	79	337	11
Class C	NA	164	1
Value redeemed:
Class A	(9,968)	(15,623)	(9,201)
Class B	(169)	(853)	(1,999)
Class C	NA	(4,472)	(155)

Increase in outstanding capital	$21,903	$3,148	$129

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended September 30, 2003 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	385	473	1,231
Class B	44	106	45
Class C	8	32	167
Shares issued from reinvestment of dividends:
Class A	42	44	-
Class B	6	16	-
Class C	1	3	-
Shares redeemed:
Class A	(831)	(499)	(1,379)
Class B	(298)	(268)	(104)
Class C	(59)	(37)	(195)

Decrease in outstanding capital shares	(702)	(130)	(235)

Value issued from sale of shares:
Class A	$4,362	$5,036	$11,909
Class B	494	1,123	419
Class C	90	340	1,502
Value issued from reinvestment of dividends:
Class A	476	469	-
Class B	63	173	-
Class C	13	33	-
Value redeemed:
Class A	(9,475)	(5,304)	(13,381)
Class B	(3,364)	(2,849)	(996)
Class C	(677)	(393)	(1,777)

Decrease in outstanding capital	$(8,018)	$(1,372)	$(2,324)

Ivy Mortgage Securities Fund

Shares issued from sale of shares:
Class A	4,792
Class B	1,189
Class C	881
Shares issued from reinvestment of dividends:
Class A	277
Class B	113
Class C	44
Shares redeemed:
Class A	(2,835)
Class B	(683)
Class C	(533)

Increase in outstanding capital shares	3,245

Value issued from sale of shares:
Class A	$52,795
Class B	13,137
Class C	9,731
Value issued from reinvestment of dividends:
Class A	3,045
Class B	1,247
Class C	485
Value redeemed:
Class A	(31,178)
Class B	(7,526)
Class C	(5,846)

Increase in outstanding capital	$35,890

Transactions in capital stock for the fiscal year ended December 31, 2003 are summarized below. Amounts are in thousands.

	Ivy Cash Reserves Fund	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund

Shares issued from sale of shares:
Class A	3,858	2,575	1,485
Class B	13,680	497	142
Class C	58,100	1,182	438
Class Y	NA	120	55
Advisor Class	NA	143	NA
Class I	NA	- *	NA
Shares issued from reinvestment of dividends:
Class A	33	7	5
Class B	18	-	- *
Class C	3	-	- *
Class Y	NA	- *	- *
Advisor Class	NA	1	NA
Class I	NA	- *	NA
Shares redeemed:
Class A	(12,342)	(161)	(64)
Class B	(16,820)	(83)	(3)
Class C	(58,732)	(232)	(10)
Class Y	NA	(19)	- *
Advisor Class	NA	(76)	NA
Class I	NA	- *	NA

Increase (decrease) in outstanding capital shares	(12,202)	3,954	2,048

Value issued from sale of shares:
Class A	$3,858	$27,522	$15,123
Class B	13,680	5,090	1,446
Class C	58,100	11,674	4,455
Class Y	NA	1,282	549
Advisor Class	NA	1,190	NA
Class I	NA	- *	NA
Value issued from reinvestment of dividends:
Class A	33	77	47
Class B	18	-	1
Class C	3	-	3
Class Y	NA	3	2
Advisor Class	NA	15	NA
Class I	NA	- *	NA
Value redeemed:
Class A	(12,342)	(1,671)	(655)
Class B	(16,820)	(785)	(28)
Class C	(58,732)	(2,000)	(108)
Class Y	NA	(206)	- *
Advisor Class	NA	(778)	NA
Class I	NA	- *	NA

Increase (decrease) in outstanding capital	$(12,202)	$41,413	$20,835

*Not shown due to rounding.

	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund	Ivy International Fund

Shares issued from sale of shares:
Class A	932	4,740	3,995
Class B	491	776	99
Class C	597	1,833	2,887
Class Y	139	79	6
Advisor Class	3,100	205	-
Class I	-	NA	959
Shares issued from reinvestment of dividends:
Class A	4	14	-
Class B	-	-	-
Class C	-	-	-
Class Y	- *	- *	-
Advisor Class	-	- *	-
Class I	1	NA	-
Shares redeemed:
Class A	(597)	(524)	(5,742)
Class B	(892)	(226)	(1,674)
Class C	(893)	(178)	(3,164)
Class Y	(1)	(2)	- *
Advisor Class	(3,322)	(225)	- *
Class I	(1)	NA	(1,006)

Increase (decrease) in outstanding capital shares	(442)	6,492	(3,640)

Value issued from sale of shares:
Class A	$15,854	$68,336	$67,491
Class B	7,360	10,480	1,593
Class C	7,935	24,953	44,651
Class Y	2,176	1,181	117
Advisor Class	39,824	2,276	- *
Class I	- *	NA	15,323
Value issued from reinvestment of dividends:
Class A	70	226	-
Class B	-	-	-
Class C	-	-	-
Class Y	1	3	-
Advisor Class	12	2	-
Class I	- *	NA	-
Value redeemed:
Class A	(8,450)	(6,805)	(98,667)
Class B	(12,783)	(2,747)	(27,506)
Class C	(12,151)	(2,162)	(49,741)
Class Y	(8)	(21)	- *
Advisor Class	(43,719)	(2,550)	(3)
Class I	(11)	NA	(16,095)

Increase (decrease) in outstanding capital	$(3,890)	$93,172	$(62,837)

*Not shown due to rounding.

	Ivy International Value Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	407	2,262
Class B	468	1,770
Class C	2,462	420
Class Y	13	55
Advisor Class	899	-
Shares issued in connection with merger of Ivy Developing Markets Fund:
Class A	NA	262
Class B	NA	229
Class C	NA	56
Class Y	NA	-
Advisor Class	NA	5
Shares issued from reinvestment of dividends:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-
Advisor Class	-	-
Shares redeemed:
Class A	(528)	(1,480)
Class B	(1,587)	(1,808)
Class C	(2,863)	(330)
Class Y	- *	(1)
Advisor Class	(911)	(4)

Increase (decrease) in outstanding capital shares	(1,640)	1,436

Value issued from sale of shares:
Class A	$3,283	$16,622
Class B	3,706	11,146
Class C	17,505	2,577
Class Y	105	428
Advisor Class	6,790	-
Value issued in connection with merger of Ivy Developing Markets Fund:
Class A	NA	1,714
Class B	NA	1,432
Class C	NA	353
Class Y	NA	-
Advisor Class	NA	34
Value issued from reinvestment of dividends:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-
Advisor Class	-	-
Value redeemed:
Class A	(4,223)	(9,618)
Class B	(12,340)	(11,772)
Class C	(20,799)	(2,046)
Class Y	- *	(7)
Advisor Class	(6,945)	(110)

Increase (decrease) in outstanding capital	$(12,918)	$10,753

*Not shown due to rounding.

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Ivy Value Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2004	258	$13,810
Options written	1,932	160,988
Options terminated in closing purchase transactions	(416)	(52,781)
Options exercised	(374)	(30,078)
Options expired	(675)	(37,044)

Outstanding at September 30, 2004	725	$54,895

For Ivy Value Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2004	1,278	$29,478
Options written	1,376	63,255
Options terminated in closing purchase transactions	-	-
Options exercised	(760)	(30,269)
Options expired	(1,543)	(50,539)

Outstanding at September 30, 2004	351	$11,925

NOTE 7 - Acquisition of Ivy Developing Markets Fund

On June 16, 2003, Ivy Pacific Opportunities Fund acquired all the net assets of Ivy Developing Markets Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Developing Markets Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 551,715 shares of Ivy Pacific Opportunities Fund (valued at $3,533,026) for the 576,365 shares of Ivy Developing Markets Fund outstanding on June 16, 2003. Ivy Developing Markets Fund had net assets of $3,533,026, including $229,612 of net unrealized appreciation in value of investment and $12,504,526 of accumulated net realized losses on investments, which were combined with those of Ivy Pacific Opportunities Fund. The aggregate net assets of Ivy Pacific Opportunities Fund and Ivy Developing Markets Fund immediately before the acquisition were $9,010,093 and $3,533,026, respectively. The aggregate net assets of Ivy Pacific Opportunities Fund and Ivy Developing Markets Fund immediately following the acquisition were $12,543,119 and $0, respectively.

NOTE 8 - Reorganization Plan for Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

On December 8, 2003, the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund would acquire the assets and liabilities of Advantus Spectrum Fund, Advantus Bond Fund, Advantus International Balanced Fund, Advantus Mortgage Securities Fund, Advantus Real Estate Securities Fund, Advantus Venture Fund and Advantus Cornerstone Fund, respectively, in exchange for newly issued Class A shares of the above mentioned Ivy Funds. Advantus Spectrum Fund, Advantus Bond Fund, Advantus International Balanced Fund, Advantus Mortgage Securities Fund, Advantus Real Estate Securities Fund, Advantus Venture Fund and Advantus Cornerstone Fund had three classes of shares, Class A, Class B and Class C.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and
Shareholders of Ivy Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Fund, Bond Fund, Cash Reserves Fund, Cundill Global Value Fund, Dividend Income Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Balanced Fund, International Value Fund, Mortgage Securities Fund, Pacific Opportunities Fund, Real Estate Securities Fund, Small Cap Value Fund and Value Fund (collectively the "Funds") comprising Ivy Funds as of September 30, 2004, and the related statements of operations for the six-month period then ended, and the statements of changes in net assets and financial highlights for the periods presented (except as noted below). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and the financial highlights of the Real Estate Securities Fund, Small Cap Value Fund and Value Fund for each of the periods presented in the five-year period ended July 31, 2003 were audited by other auditors whose report, dated September 5, 2003, expressed an unqualified opinion on those financial statements and financial highlights. The financial statements and the financial highlights of the Balanced Fund, Bond Fund, International Balanced Fund and Mortgage Securities Fund for each of the periods presented in the five-year period ended September 30, 2003 were audited by other auditors whose report, dated November 7, 2003, expressed an unqualified opinion on those financial statements and financial highlights. The financial highlights of the Cash Reserves Fund, Cundill Global Value Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Value Fund and Pacific Opportunities Fund for each of the periods presented in the three-year period ended December 31, 2001 were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Ivy Funds as of September 30, 2004, the results of their operations for the six-month period then ended, the changes in their net assets and their financial highlights for the periods presented (except as noted above), in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 16, 2004

Shareholder Meeting Results

On September 9, 2004, a special shareholder meeting (the "Meeting") for Ivy Global Natural Resources Fund, a series of Ivy Trust, was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The meeting was held for the following purposes (and with the following results):

Proposal 1(a): To approve a new investment management agreement between the Trust, on behalf of Ivy Global Natural Resources Fund, and Waddell & Reed Ivy Investment Company.

For	Against	Abstain
17,997,636.790	205,354.709	270,586.684

Proposal 1(b): To approve a sub-advisory agreement between Waddell & Reed Ivy Investment Company and Mackenzie Financial Corporation with respect to Ivy Global Natural Resources Fund.

For	Against	Abstain
17,949,323.881	234,122.902	290,131.400

Proposal 2: To approve the retention of fees paid and payment of fees payable for investment advisory services rendered by Mackenzie Financial Corporation for the period from March 1, 2003 through the effective date of the proposed sub-advisory agreement.

For	Against	Abstain
17,717,698.487	444,301.890	311,577.806

Proxy Voting Information Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's ("SEC") website at
http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through the Fund's website at http://www.ivyfunds.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

Beginning with the quarter ending December 31, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. Form N-Q may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Fund's website at http://www.ivyfunds.com.
To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. We will not withhold taxes unless you make a written election to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The statements of operations and statement of changes for Ivy Pacific Opportunities Fund and Note 5 and Note 7 to the financial statements for the reporting period ended June 30, 2003 and contained in the shareholder report for that period have been reclassified to reflect revised information. The reports sent to shareholders for the reporting periods thereafter, including this report, contain the revised information and amended filings have been submitted to conform to the current presentation. The changes to the report dated June 30, 2003 had no impact on the Fund or the Fund's total net assets.

THE IVY FUNDS FAMILY

Global/International Funds

Cundill Global Value Fund
European Opportunities Fund
International Fund
International Balanced Fund
International Growth Fund
International Value Fund
Pacific Opportunities Fund

Domestic Equity Funds

Core Equity Fund
Dividend Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Tax-Managed Equity Fund
Value Fund

Fixed Income Funds

Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Municipal Bond Fund

Money Market Fund

Money Market Fund

Specialty Funds

Asset Strategy Fund
Balanced Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Waddell & Reed Ivy Investment Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Waddell & Reed Financial, Inc., the ultimate parent company of Ivy Funds Distributor, Inc., acquired the investment adviser to the Ivy Funds in December 2002.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3300SA

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Provided in shareholder report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has no such procedures.

ITEM 10. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)	Required in annual report only.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.
(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date December 9, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date December 9, 2004